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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number       811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	07/31/14

Item 1. Schedule of Investments.

Invesco All Cap Market Neutral Fund
Quarterly Schedule of Portfolio Holdings July 31, 2014

invesco.com/us	ACMN-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.40%

Aerospace & Defense–1.50%

Ducommun Inc. (b)	1,070	$29,585
Raytheon Co. (c)	1,740	157,940
		187,525

Agricultural Products–1.03%

Archer-Daniels-Midland Co. (c)	2,780	128,992

Alternative Carriers–0.57%

Inteliquent, Inc. (c)	6,740	71,511

Aluminum–0.78%

Alcoa Inc. (c)	5,940	97,357

Apparel Retail–0.64%

Guess?, Inc. (c)	3,080	80,111

Apparel, Accessories & Luxury Goods–0.51%

Columbia Sportswear Co. (c)	160	11,962
Iconix Brand Group, Inc. (b)(c)	1,240	52,365
		64,327

Auto Parts & Equipment–1.57%

Motorcar Parts of America, Inc. (b)(c)	2,830	62,996
Tower International Inc. (b)(c)	4,230	133,245
		196,241

Biotechnology–8.81%

Acorda Therapeutics Inc. (b)(c)	3,910	114,446
Bluebird Bio, Inc. (b)	5,070	169,338
Emergent Biosolutions, Inc. (b)(c)	5,940	130,680
Epizyme, Inc. (b)	1,750	54,810
Hyperion Therapeutics Inc. (b)(c)	4,160	94,723
Myriad Genetics, Inc. (b)(c)	4,380	158,118
Prothena Corp. PLC (Ireland)(b)(c)	4,490	77,946
Repligen Corp. (b)(c)	6,560	137,563
Sangamo BioSciences, Inc. (b)	13,710	162,875
		1,100,499

Broadcasting–0.74%

CTC Media, Inc. (Russia)(c)	9,600	92,832

Building Products–0.12%

Allegion PLC	280	14,400

Casinos & Gaming–0.51%

Isle of Capri Casinos, Inc. (b)	8,040	63,596

Commercial Printing–1.45%

Deluxe Corp.	730	40,157
R. R. Donnelley & Sons Co.	8,090	140,443
		180,600

	Shares	Value

Communications Equipment–3.27%

Black Box Corp.	3,130	$64,791
Brocade Communications Systems, Inc. (c)	18,940	174,438
Palo Alto Networks, Inc. (b)	2,090	168,997
		408,226

Computer & Electronics Retail–3.06%

Best Buy Co., Inc. (c)	6,600	196,218
GameStop Corp. -Class A (c)	4,440	186,347
		382,565

Computer Storage & Peripherals–1.50%

Lexmark International, Inc. -Class A (c)	3,890	186,837

Construction Machinery & Heavy Trucks–2.70%

Caterpillar Inc. (c)	1,650	166,238
Trinity Industries, Inc. (c)	3,930	171,505
		337,743

Consumer Electronics–2.12%

Harman International Industries, Inc. (c)	1,890	205,159
Skullcandy Inc. (b)	5,470	36,977
ZAGG Inc. (b)	4,370	22,331
		264,467

Consumer Finance–0.70%

Imperial Holdings, Inc. (b)	4,010	27,348
Nelnet, Inc. -Class A	1,470	60,608
		87,956

Data Processing & Outsourced Services–2.03%

Computer Sciences Corp.	2,730	170,325
Information Services Group, Inc. (b)	7,660	33,474
Xerox Corp.	3,740	49,592
		253,391

Diversified Chemicals–0.04%

Olin Corp.	190	5,048

Diversified Commercial & Professional Services–0.91%

Global Cash Access Holdings, Inc. (b)(c)	13,510	113,079

Diversified Metals & Mining–0.09%

U.S. Silica Holdings, Inc.	200	11,244

Electronic Components–0.11%

Knowles Corp. (b)	490	14,249

Fertilizers & Agricultural Chemicals–0.06%

Scotts Miracle-Gro Co. (The) -Class A	150	7,980

Footwear–1.05%

Deckers Outdoor Corp. (b)(c)	1,480	130,995

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Gas Utilities–0.15%

New Jersey Resources Corp.	370	$18,900

General Merchandise Stores–0.68%

Big Lots, Inc.	1,940	84,875

Health Care Equipment–0.10%

Exactech, Inc. (b)	540	12,280

Health Care Services–1.22%

Addus HomeCare Corp. (b)(c)	2,140	47,380
Alliance HealthCare Services, Inc. (b)(c)	2,190	62,524
Radnet, Inc. (b)	8,430	43,077
		152,981

Health Care Supplies–0.91%

Anika Therapeutics, Inc. (b)(c)	2,700	113,562

Heavy Electrical Equipment–0.19%

Broadwind Energy, Inc. (b)	2,760	23,943

Home Entertainment Software–1.52%

Take-Two Interactive Software, Inc. (b)(c)	8,470	189,558

Hotels, Resorts & Cruise Lines–0.07%

Ambassadors Group, Inc. (b)	1,890	8,127

Human Resource & Employment Services–0.22%

Korn/Ferry International (b)	930	27,361

Internet Retail–2.24%

Lands’ End, Inc. (b)	580	20,410
Liberty Ventures -Series A (b)(c)	2,420	167,367
Nutrisystem, Inc. (c)	5,720	91,806
		279,583

Internet Software & Services–2.22%

Constant Contact, Inc. (b)(c)	4,360	135,727
Conversant, Inc. (b)	3,720	86,936
LogMeIn, Inc. (b)	1,350	54,959
		277,622

Investment Banking & Brokerage–0.40%

E*TRADE Financial Corp. (b)	2,370	49,817

IT Consulting & Other Services–0.10%

NCI, Inc. -Class A (b)	1,410	12,662

Life Sciences Tools & Services–0.17%

Enzo Biochem, Inc. (b)	4,430	21,264

Managed Health Care–2.00%

Centene Corp. (b)	1,110	80,020
Health Net Inc. (b)(c)	4,120	169,703
		249,723

Movies & Entertainment–1.49%

Live Nation Entertainment, Inc. (b)(c)	8,000	185,680

Office Services & Supplies–1.46%

Pitney Bowes Inc. (c)	6,760	182,926

	Shares	Value

Oil & Gas Drilling–2.85%

Nabors Industries Ltd.	6,490	$176,268
Patterson-UTI Energy, Inc. (c)	5,240	179,994
		356,262

Oil & Gas Equipment & Services–1.24%

Basic Energy Services, Inc. (b)(c)	6,440	154,496

Oil & Gas Exploration & Production–10.63%

Abraxas Petroleum Corp. (b)(c)	21,010	107,151
Chesapeake Energy Corp. (c)	6,370	167,977
Clayton Williams Energy, Inc. (b)(c)	1,520	161,743
Encana Corp. (Canada)	7,780	167,659
Enerplus Corp. (Canada)(c)	7,070	162,044
Gran Tierra Energy, Inc. (Canada)(b)(c)	14,680	97,475
Kosmos Energy Ltd. (b)(c)	15,010	144,546
Penn West Petroleum Ltd. (Canada)	6,250	48,313
Seventy Seven Energy Inc. (b)	409	9,174
SM Energy Co. (c)	2,210	173,574
Warren Resources Inc. (b)(c)	14,910	87,820
		1,327,476

Oil & Gas Refining & Marketing–4.36%

Adams Resources & Energy, Inc.	590	38,550
Green Plains Inc. (c)	5,810	217,817
REX American Resources Corp. (b)(c)	1,660	140,021
Valero Energy Corp. (c)	2,930	148,844
		545,232

Oil & Gas Storage & Transportation–0.58%

Knightsbridge Tankers Ltd. (Bermuda)(c)	6,300	71,820

Packaged Foods & Meats–1.43%

Pilgrim’s Pride Corp. (b)	6,410	179,224

Paper Products–0.03%

Domtar Corp.	120	4,310

Personal Products–0.25%

Synutra International, Inc. (China)(b)	5,140	31,303

Pharmaceuticals–4.35%

Cumberland Pharmaceuticals Inc. (b)(c)	1,650	7,656
DepoMed, Inc. (b)(c)	12,050	119,898
Lannett Co., Inc. (b)(c)	4,740	159,311
Pernix Therapeutics Holdings, Inc. (b)	7,640	57,376
Pfizer Inc. (c)	5,450	156,415
POZEN Inc. (b)	5,940	43,006
		543,662

Precious Metals & Minerals–0.19%

Stillwater Mining Co. (b)	1,360	24,344

Property & Casualty Insurance–1.16%

United Insurance Holdings Corp. (c)	3,970	57,645
Universal Insurance Holdings, Inc. (c)	7,270	87,676
		145,321

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Publishing–0.14%

Time Inc. (b)	700	$16,870

Regional Banks–0.32%

Orrstown Financial Services, Inc. (b)	910	14,296
Popular, Inc. (Puerto Rico)(b)	810	25,839
		40,135

Residential REIT’s–0.11%

Starwood Waypoint Residential Trust (b)	500	13,145

Retail REIT’s–0.14%

Washington Prime Group Inc. (b)	900	17,001

Semiconductors–3.63%

Marvell Technology Group Ltd.	6,170	82,308
Micron Technology, Inc. (b)(c)	5,470	167,108
Skyworks Solutions, Inc. (c)	4,020	204,055
		453,471

Specialty Stores–0.94%

Staples, Inc. (c)	10,100	117,059

Steel–0.28%

United States Steel Corp.	1,050	35,164

Technology Hardware, Storage & Peripherals–3.08%

Hewlett-Packard Co. (c)	5,580	198,704
NetApp, Inc.	4,800	186,432
		385,136

Thrifts & Mortgage Finance–0.15%

BBX Capital Corp. -Class A (b)	1,010	18,261

Trading Companies & Distributors–0.13%

NOW Inc. (b)	520	16,739

Trucking–0.31%

USA Truck Inc. (b)	2,060	38,110

Water Utilities–0.09%

Consolidated Water Co., Ltd. (Cayman Islands)(c)	1,050	10,909
Total Common Stocks & Other Equity Interests (Cost $10,749,828)		10,918,085

Money Market Funds–14.59%

Liquid Assets Portfolio –Institutional Class (d)	910,995	910,995
Premier Portfolio –Institutional Class (d)	910,995	910,995
Total Money Market Funds (Cost $1,821,990)		1,821,990
TOTAL INVESTMENTS–101.99% (Cost $12,571,818)		12,740,075
OTHER ASSETS LESS LIABILITIES–(1.99)%		(248,100)
NET ASSETS–100.00%		$12,491,975

Securities Sold Short

	Shares	Value

Common Stocks–88.00%

Aerospace & Defense–1.51%

DigitalGlobe Inc.(b)	860	$22,489
Erickson Inc.(b)	650	9,509
Triumph Group, Inc.	2,470	156,475
		188,473

Agricultural Products–1.22%

Darling International Inc.(b)	8,140	152,381

Apparel Retail–1.10%

Aeropostale, Inc.(b)	4,050	13,446
American Eagle Outfitters, Inc.	11,590	123,549
		136,995

Apparel, Accessories & Luxury Goods–1.14%

Lululemon Athletica Inc.(b)	3,710	142,724

Application Software–2.42%

Concur Technologies, Inc.(b)	780	72,509
Datawatch Corp.(b)	1,930	26,093
Qlik Technologies Inc.(b)	1,430	37,838
Splunk Inc.	3,540	166,451
		302,891

Asset Management & Custody Banks–0.35%

Financial Engines Inc.	1,130	44,013

Automobile Manufacturers–1.34%

Tesla Motors, Inc.(b)	750	167,475

Automotive Retail–1.34%

CarMax, Inc.(b)	3,420	166,930

Biotechnology–9.88%

ACADIA Pharmaceuticals Inc.(b)	6,010	121,823
Alnylam Pharmaceuticals Inc.(b)	3,050	164,853
ARIAD Pharmaceuticals, Inc.(b)	11,140	64,166
Biogen Idec Inc.(b)	480	160,507
CytRx Corp.(b)	10,650	34,719
Galectin Therapeutics Inc.(b)	4,310	26,463
KYTHERA Biopharmaceuticals, Inc.(b)	990	33,244
La Jolla Pharmaceutical Co.(b)	1,110	10,811
Mirati Therapeutics, Inc. (Canada)(b)	1,490	27,073
Navidea Biopharmaceuticals Inc.(b)	25,520	33,942
Ohr Pharmaceutical, Inc.(b)	4,490	40,410
Orexigen Therapeutics Inc.(b)	21,460	107,085
Raptor Pharmaceuticals Corp.(b)	12,350	106,334
Senomyx, Inc.(b)	8,360	58,980
Sorrento Therapeutics, Inc.(b)	4,720	25,677
Synta Pharmaceuticals Corp.(b)	18,380	72,601
Theravance, Inc.(b)	6,720	145,824
		1,234,512

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Brewers–0.71%

Boston Beer Co., Inc. (The)-Class A(b)	400	$88,160

Broadcasting–0.58%

Sinclair Broadcast Group, Inc.-Class A	2,250	72,697

Coal & Consumable Fuels–1.17%

Solazyme Inc.(b)	15,100	146,168

Communications Equipment–3.01%

Finisar Corp.(b)	5,910	116,604
Ubiquiti Networks Inc.(b)	2,520	96,340
ViaSat, Inc.(b)	2,790	163,131
		376,075

Consumer Finance–0.08%

First Marblehead Corp. (The)(b)	1,990	10,109

Department Stores–1.36%

J. C. Penney Co., Inc.(b)	18,170	170,435

Electrical Components & Equipment–1.31%

SolarCity Corp.(b)	2,290	163,804

Electronic Equipment Manufacturers–0.12%

CUI Global, Inc.(b)	2,330	14,469

Electronic Manufacturing Services–1.11%

IPG Photonics Corp.(b)	2,060	138,741

Fertilizers & Agricultural Chemicals–0.50%

Intrepid Potash, Inc.(b)	3,330	49,317
Marrone Bio Innovations, Inc.(b)	1,480	13,720
		63,037

Food Retail–0.93%

Fresh Market, Inc. (The)(b)	2,920	87,395
Whole Foods Market, Inc.	740	28,283
		115,678

Forest Products–0.84%

Louisiana-Pacific Corp.(b)	7,760	105,088

General Merchandise Stores–0.45%

Conn’s, Inc.(b)	1,410	56,400

Gold–0.13%

Allied Nevada Gold Corp.(b)	5,370	16,808

Health Care Equipment–1.07%

GenMark Diagnostics Inc.(b)	8,450	90,415
TransEnterix, Inc.(b)	10,740	42,638
		133,053

Health Care Facilities–1.32%

Tenet Healthcare Corp.(b)	3,130	165,170

	Shares	Value

Health Care Services–1.00%

BioScrip Inc.(b)	13,780	$103,212
Catamaran Corp.(b)	470	21,381
		124,593

Health Care Supplies–1.02%

Cerus Corp.(b)	14,270	50,230
TearLab Corp.(b)	6,320	27,555
Unilife Corp.(b)	19,620	49,443
		127,228

Health Care Technology–0.47%

Medidata Solutions, Inc.(b)	1,310	58,740

Home Improvement Retail–0.84%

Tile Shop Holdings, Inc.(b)	10,390	105,043

Homebuilding–2.36%

KB Home	5,410	88,183
M.D.C. Holdings, Inc.	3,000	80,910
Ryland Group, Inc. (The)	2,880	92,448
Taylor Morrison Home Corp.-Class A(b)	1,870	33,249
		294,790

Industrial Machinery–1.84%

Chart Industries, Inc.(b)	1,780	135,369
ExOne Co. (The)(b)	2,870	93,878
		229,247

Insurance Brokers–0.73%

Brown & Brown, Inc.	1,850	56,943
eHealth, Inc.(b)	1,680	34,776
		91,719

Integrated Oil & Gas–1.31%

Chevron Corp.	1,270	164,135

Internet Retail–1.25%

Amazon.com, Inc.(b)	500	156,510

Internet Software & Services–3.30%

GTT Communications, Inc.(b)	900	9,144
LinkedIn Corp.-Class A(b)	900	162,576
MercadoLibre Inc. (Argentina)	1,830	169,275
Millennial Media Inc.(b)	17,420	60,099
Spark Networks, Inc.(b)	1,910	11,384
		412,478

Investment Banking & Brokerage–0.91%

FXCM, Inc.-Class A	8,360	113,863

Leisure Facilities–0.75%

Life Time Fitness, Inc.(b)	2,390	94,046

Leisure Products–0.15%

Black Diamond, Inc.(b)	2,100	18,438

Life & Health Insurance–0.06%

Citizens, Inc.(b)	1,030	6,942

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Mortgage REIT’s–1.50%

Altisource Asset Management Corp.(b)	245	$150,190
Altisource Residential Corp.	1,610	37,336
		187,526

Movies & Entertainment–1.34%

DreamWorks Animation SKG, Inc.-Class A(b)	4,670	93,400
Imax Corp. (Canada)(b)	2,210	58,101
Madison Square Garden Co. (The)-Class A(b)	260	15,428
		166,929

Oil & Gas Drilling–1.45%

Atwood Oceanics, Inc.(b)	380	18,297
Diamond Offshore Drilling, Inc.	3,470	162,361
		180,658

Oil & Gas Equipment & Services–2.24%

McDermott International, Inc.(b)	22,230	162,279
Nuverra Environmental Solutions, Inc.(b)	790	14,710
Schlumberger Ltd.	950	102,970
		279,959

Oil & Gas Exploration & Production–8.51%

American Eagle Energy Corp.(b)	5,770	37,101
Cobalt International Energy, Inc.(b)	10,500	168,210
Emerald Oil, Inc.(b)	13,210	96,961
Gastar Exploration Inc.(b)	12,460	82,485
Gulfport Energy Corp.(b)	3,050	162,901
Halcon Resources Corp.(b)	27,170	161,662
Midstates Petroleum Co. Inc.(b)	13,970	89,129
Miller Energy Resources Inc.(b)	9,160	44,792
Ring Energy Inc. (Canada)(b)	5,090	88,057
Triangle Petroleum Corp.(b)	12,180	131,544
		1,062,842

Oil & Gas Storage & Transportation–3.67%

Cheniere Energy, Inc.(b)	1,850	130,906
Enbridge Inc. (Canada)	3,330	163,103
Golar LNG Ltd. (Norway)	2,670	164,499
		458,508

Packaged Foods & Meats–0.29%

B&G Foods Inc.	1,280	35,930

Personal Products–0.65%

Elizabeth Arden, Inc.(b)	1,690	34,865
Nu Skin Enterprises, Inc.-Class A	780	45,778
		80,643

Pharmaceuticals–3.82%

Adamis Pharmaceuticals Corp.(b)	1,710	6,447
Alimera Sciences Inc.(b)	4,220	24,392
Ampio Pharmaceuticals, Inc.(b)	10,280	61,989
Cempra Holdings Inc.(b)	6,830	62,836
Omeros Corp.(b)	6,740	91,731
Supernus Pharmaceuticals Inc.(b)	7,920	68,587
TherapeuticsMD, Inc.(b)	23,710	110,014

	Shares	Value

Pharmaceuticals–(continued)

Xenoport Inc.(b)	11,890	$51,008
		477,004

Real Estate Management & Development–0.36%

Alexander & Baldwin Inc.	1,170	44,659

Research & Consulting Services–1.32%

Acacia Research	9,630	164,288

Restaurants–0.58%

Bob Evans Farms, Inc.	1,390	66,039
Diversified Restaurant Holdings, Inc.(b)	1,470	6,894
		72,933

Semiconductor Equipment–1.30%

GT Advanced Technologies Inc.(b)	9,420	130,373
Rubicon Technology, Inc.(b)	4,290	32,304
		162,677

Semiconductors–2.73%

Applied Micro Circuits Corp.(b)	15,110	126,169
InvenSense Inc.(b)	7,120	163,831
MoSys, Inc.(b)	5,250	17,377
QuickLogic Corp.(b)	10,070	34,238
		341,615

Specialty Stores–1.32%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,790	165,271

Systems Software–2.03%

CommVault Systems, Inc.(b)	2,700	129,654
NetSuite Inc.(b)	1,470	123,936
		253,590

Technology Distributors–0.60%

SYNNEX Corp.(b)	1,170	75,465

Technology Hardware, Storage & Peripherals–1.82%

Silicon Graphics International Corp.(b)	6,530	62,100
Stratasys Ltd.(b)	1,640	164,886
		226,986

Thrifts & Mortgage Finance–1.16%

Ocwen Financial Corp.(b)	4,800	144,816

Wireless Telecommunication Services–0.33%

SBA Communications Corp.-Class A(b)	380	40,633
Total Securities Sold Short (Total Proceeds $11,827,190)		$10,992,990

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral that was segregated by the Fund was $17,410,972, which represents 158.38% of the value of securities sold short.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco All Cap Market Neutral Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Sold Short – The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco All Cap Market Neutral Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$12,740,075	$—	$—	$12,740,075

Securities Sold Short	(10,992,990)	—	—	(10,992,990)

Total Investments	$1,747,085	$—	$—	$1,747,085

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to July 31, 2014 was $18,783,900 and $8,417,222, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of:
Investment securities	$679,331

Securities sold short	1,199,585

Aggregate unrealized (depreciation) of:
Investment securities	(511,074)

Securities sold short	(365,385)

Net unrealized appreciation of investments	$1,002,457

Cost of investments is the same for tax and financial reporting purposes.
Proceeds from securities sold short are the same for tax and financial reporting purposes.

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	IBRA-QTR-1 7/14	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–35.07%

U.S. Treasury Bills–29.45%(a)

U.S. Treasury Bills (b)	0.06%	08/07/14	$358,750,000	$358,749,697
U.S. Treasury Bills	0.07%	08/28/14	116,886,000	116,885,117
U.S. Treasury Bills	0.02%	10/02/14	338,410,000	338,404,132
U.S. Treasury Bills	0.02%	10/09/14	348,670,000	348,666,613
U.S. Treasury Bills	0.05%	12/04/14	173,050,000	173,028,928
U.S. Treasury Bills (b)	0.05%	12/11/14	180,550,000	180,523,473
U.S. Treasury Bills	0.02%	12/18/14	172,069,000	172,042,378
U.S. Treasury Bills	0.04%	12/18/14	166,341,000	166,315,265
U.S. Treasury Bills (b)	0.10%	01/08/15	193,400,000	193,361,260
U.S. Treasury Bills	0.05%	01/15/15	290,100,000	290,039,347
U.S. Treasury Bills	0.05%	01/22/15	270,760,000	270,701,016
U.S. Treasury Bills	0.06%	01/29/15	233,180,000	233,124,270
				2,841,841,496

U.S. Treasury Notes–5.62%

U.S. Treasury Notes (c)	0.07%	01/31/16	204,210,000	204,183,115
U.S. Treasury Notes (c)	0.09%	04/30/16	338,290,000	338,315,148
				542,498,263
Total U.S. Treasury Securities (Cost $3,384,224,254)				3,384,339,759

		Expiration Date

Commodity-Linked Securities–2.86%

Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (d)		12/19/14	83,000,000	88,424,254
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (d)		06/11/15	79,000,000	66,151,472
Canadian Imperial Bank of Commerce Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the CIBC Custom 1 Agriculture Commodity Index, multiplied by 2) (d)		12/04/14	82,158,940	87,759,672
RBC Capital Markets Commodity Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basked 01 Excess Return Index, multiplied by 2) (d)		08/24/15	35,500,000	34,018,379
Total Commodity-Linked Securities (Cost $279,658,940)				276,353,777

			Shares

Money Market Funds–56.36%

Liquid Assets Portfolio - Institutional Class (e)			608,654,477	608,654,477
Premier Portfolio – Institutional Class (e)			608,654,477	608,654,477
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class (e)			1,049,178,574	1,049,178,574
Treasury Portfolio - Institutional Class (e)			3,173,273,873	3,173,273,873
Total Money Market Funds (Cost $5,439,761,401)				5,439,761,401
TOTAL INVESTMENTS–94.29% (Cost $9,103,644,595)				9,100,454,937
OTHER ASSETS LESS LIABILITIES–5.71%				551,135,425
NET ASSETS–100.00%				$9,651,590,362

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts at Period-End(f)

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	2,220	December-2014	$237,362,400	$(8,314,560)
Gas Oil	Long	1,060	September-2014	94,287,000	(46,008)
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,752	September-2014	205,851,240	(4,872,911)
Heating Oil	Long	103	January-2015	12,654,848	(364,498)
Silver	Long	2,780	September-2014	283,726,800	(9,443,776)
WTI Crude	Long	2,095	October-2014	203,885,400	2,148,936
Subtotal - Commodity Risk					$(20,892,817)
Australian 10 Year Bonds	Long	13,920	September-2014	1,563,868,928	34,884,515
Canada 10 Year Bonds	Long	14,060	September-2014	1,765,398,514	25,893,377
Euro Bonds	Long	8,750	September-2014	1,733,758,346	36,270,665
Japan 10 Year Bonds	Long	768	September-2014	1,089,505,736	5,383,057
Long Gilt	Long	8,580	September-2014	1,603,172,794	11,657,208
U.S. Treasury 20 Year Bonds	Long	6,280	September-2014	862,911,250	3,487,038
Subtotal – Interest Rate Risk					$117,575,860
Dow Jones EURO STOXX 50 Index	Long	18,150	September-2014	757,949,282	(35,124,125)
E-Mini S&P 500 Index	Long	4,950	September-2014	476,388,000	(933,927)
FTSE 100 Index	Long	5,800	September-2014	654,320,997	(3,168,732)
Hang Seng Index	Long	3,440	August-2014	549,638,327	12,498,877
Russell 2000 Index Mini	Long	3,580	September-2014	399,778,600	(17,152,553)
Tokyo Stock Price Index	Long	4,700	September-2014	590,584,289	25,714,654
Subtotal - Market Risk					$(18,165,806)
Total Future Contracts					$78,517,237

Open Over-The-Counter Total Return Swap Agreements at Period-End
Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	1,042,000	December-2014	$172,944,179	$0
Receive a return equal to MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	430,000	May-2015	299,274,668	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements at Period-End

Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	353,000	May-2015	$200,800,873	$(429,248)
Receive a return equal to Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	166,500	May-2015	158,015,793	0
Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Canadian Imperial Bank Commerce	2,240,000	April-2015	201,964,672	(1,156,960)
Receive a return equal to Goldman Sachs Alpha Basket B765 Excess Return Strategy and pay the product of (i) 0.45% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Goldman Sachs International	137,000	June-2015	77,025,332	0
Receive a return equal to J.P. Morgan Bespoke Commodity Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Chase Bank, N.A.	2,000	June-2015	1,353,632	2,511
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Chase Bank, N.A.	1,250,000	April-2015	137,387,125	(2,646,875)
Receive a return equal to Macquarie Commodity Customized Product 118E Index and pay the product of (i) 0.33% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Macquarie Bank Limited	67,667	July-2015	23,536,146	(279,126)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements at Period-End

Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Macquarie Commodity Customized Product 118E Index and pay the product of (i) 0.33% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Macquarie Bank Limited	67,667	July-2015	$23,536,146	$(279,126)
Receive a return equal to Macquarie Commodity Customized Product 118E Index and pay the product of (i) 0.33% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Macquarie Bank Limited	67,667	July-2015	23,535,798	(279,122)
Receive a return equal to S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	1,105,000	October-2014	131,865,728	(832,618)
Subtotal – Commodity Risk						$(5,900,564)

Open Centrally Cleared Total Return Swap Agreements at Period-End(f)

Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs International	390	September-2014	72,871,491	500,507
Subtotal – Interest Rate Risk						$500,507
Receive a return equal to Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	1,720	August-2014	274,819,164	5,777,544
Subtotal – Market Risk						$5,777,544
Total Swap Agreements						$377,487

Investment Abbreviations:

EMTN	— Euro Medium Term Notes
LIBOR	— London Interbank Offered Rate
LIFFE	— London International Financial Futures and Options Exchange

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Index Information:

Dow Jones-UBS Gold Index	—	a commodity index composed of future contracts on gold.
MLCX Dynamic Enhanced Copper Excess Return Index	—	a commodity index composed of future contracts on copper.
Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provide exposure to future contracts on copper.
RBC Enhanced Agricultural Basket 01 Excess Return Index	—	a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cotton, Soybeans, Soybean Meal and Sugar.
Single Commodity Excess Return Index	—	a commodity index composed of future contracts on gold.
CIBC Dynamic Roll LME Copper Excess Return Index	—	a commodity index composed of future contracts on copper.
Goldman Sachs Alpha Basket B765 Excess Return Strategy	—	a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.
JP Morgan Bespoke Commodity Index	—	an index comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.
S&P GSCI Gold Index Excess Return	—	a commodity index composed of future contracts on gold.
Macquarie Commodity Customized Product 118E Index	—	a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Cotton, Soybeans and Soybean Meal.
S&P GSCI Aluminum Dynamic Roll Index Excess Return	—	a commodity index composed of future contracts on aluminum.

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1H.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2014.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $276,353,777, which represented 2.86% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	Futures and centrally cleared swap agreements collateralized by $609,220,000 cash held with Bank of America Securities LLC, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Invesco Balanced-Risk Allocation Fund

D.	Structured Securities – (continued)

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to

Invesco Balanced-Risk Allocation Fund

G.	Futures Contracts – (continued)

be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Balanced-Risk Allocation Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$5,439,761,401	$—	$—	$5,439,761,401
U.S. Treasury Securities	—	3,384,339,759	—	3,384,339,759
Commodity-Linked Securities	—	276,353,777	—	276,353,777
	5,439,761,401	3,660,693,536	—	9,100,454,937
Futures*	78,517,237	—	—	78,517,237
Swap Agreements*	—	377,487	—	377,487
Total Investments	$5,518,278,638	$3,661,071,023	$—	$9,179,349,661
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts (a)	$2,148,936	$(23,041,753)
Swap agreements	2,511	(5,903,075)
Interest rate risk:
Futures contracts (a)	117,575,860	—
Swap agreements	500,507	—
Market risk:
Futures contracts (a)	38,213,531	(56,379,337)
Swap agreements	5,777,544	—
Total	$164,218,889	$(85,324,165)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco Balanced-Risk Allocation Fund

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures	Swap Agreements
Realized Gain (Loss)
Commodity risk	$(18,242,948)	$(49,159,471)
Interest rate risk	446,431,046	8,246,730
Market risk	383,454,822	6,554,445
Change in Unrealized Appreciation (Depreciation)
Commodity risk	(5,308,569)	14,172,327
Interest rate risk	(130,004,065)	500,507
Market risk	(195,945,115)	5,777,544
Total	$480,385,171	$(13,907,918)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures	Swap Agreements
Average notional value	$13,902,525,475	$1,784,054,596

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $279,659,124 and $246,720,950, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,157,081
Aggregate unrealized (depreciation) of investment securities	(14,346,739)
Net unrealized appreciation (depreciation) of investment securities	$(3,189,658)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Quarterly Schedule of Portfolio Holdings July 31, 2014

invesco.com/us	BRCS-QTR-1 7/14	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–60.35%

U.S. Treasury Bills–51.77%(a)
U.S. Treasury Bills (b)	0.06%	08/07/14	$82,490,000	$ 82,489,930
U.S. Treasury Bills	0.07%	08/28/14	77,560,000	77,559,415
U.S. Treasury Bills (b)	0.02%	10/02/14	18,770,000	18,769,675
U.S. Treasury Bills (c)	0.02%	10/09/14	19,340,000	19,339,812
U.S. Treasury Bills (c)	0.05%	12/04/14	38,390,000	38,385,325
U.S. Treasury Bills (b)	0.05%	12/11/14	8,190,000	8,188,797
U.S. Treasury Bills (b)	0.06%	12/11/14	2,210,000	2,209,675
U.S. Treasury Bills (b)	0.02%	12/18/14	9,544,000	9,542,523
U.S. Treasury Bills (b)	0.04%	12/18/14	9,226,000	9,224,573
U.S. Treasury Bills (b)	0.10%	01/08/15	16,800,000	16,796,635
U.S. Treasury Bills (b)	0.05%	01/15/15	40,200,000	40,191,595
U.S. Treasury Bills (b)	0.05%	01/22/15	23,520,000	23,514,876
U.S. Treasury Bills	0.06%	01/29/15	53,610,000	53,597,187
				399,810,018

U.S. Treasury Notes–8.58%

U.S. Treasury Notes (c)(d)	0.07%	01/31/16	18,890,000	18,887,513
U.S. Treasury Notes (b)(d)	0.09%	04/30/16	47,340,000	47,343,519
				66,231,032
Total U.S. Treasury Securities (Cost $466,024,197)				466,041,050

			Shares

Exchange Traded Fund–3.00%
PowerShares DB Gold Fund (Cost $28,788,689) (e)(f)			542,000	23,213,860

		Expiration Date	Principal Amount

Commodity-Linked Security–2.71%
Barclays Bank PLC, Series 4, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (Cost $20,365,000) (g)		09/02/14	$20,365,000	20,905,889

			Shares

Money Market Funds–35.70%
Liquid Assets Portfolio—Institutional Class (h)			101,326,777	101,326,777
Premier Portfolio—Institutional Class (h)			101,326,777	101,326,777
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland)—Institutional Class (h)			73,021,441	73,021,441
Total Money Market Funds (Cost $275,674,995)				275,674,995
TOTAL INVESTMENTS–101.76% (Cost $790,852,881)				785,835,794
OTHER ASSETS LESS LIABILITIES–(1.76)%				(13,606,413)
NET ASSETS–100.00%				$ 772,229,381

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	Short		103	September–2014	$(7,533,806)	$(830,382)
Corn	Short		716	December–2014	(13,138,600)	2,324,193
Cotton No. 2	Short		25	December–2014	(785,875)	118,930
Natural Gas	Short		1,360	September–2014	(13,059,400)	440,164
NYH RBOB Gasoline (Globex)	Long		370	September–2014	43,473,150	(972,160)
Soybean	Long		1,160	November–2014	62,756,000	(8,011,198)
Soybean Oil	Short		643	December–2014	(14,043,120)	808,193
Wheat	Short		349	September–2014	(9,252,863)	1,022,360
Total Futures Contracts—Commodity Risk						$(5,099,900)
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	83,500	March–2015	$55,466,036	$(129,600)
Receive a return equal to the Barclays Heating Oil Roll Yield Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	6,500	June–2015	3,012,307	728
Receive a return equal to the Barclays Silver Nearby Excess Return Index and pay the product of (i) 0.19% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	235,900	June–2015	65,147,229	(1,487,633)
Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	80,100	March–2015	48,753,970	(842,019)
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	1,548,700	April–2015	139,635,128	(799,903)
Receive a return equal to the CIBC Silver Index and pay the product of (i) 0.11% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	165,200	February–2015	21,439,805	(1,047,963)
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	61,620	November–2014	69,651,366	(1,922,421)
Pay/Receive a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	8,250	February–2015	(12,077,365)	0
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	69,550	February–2015	48,215,364	0
Receive a return equal to the S&P GSCI Gasoil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	14,000	July–2015	13,958,290	0
Pay/Receive a floating rate equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	124,200	February–2015	(60,246,390)	0
Receive a return equal to the S&P GSCI Natural Gas 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	2,430,000	January–2015	24,100,619	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	119,650	March–2015	$37,036,999	$(1,405,708)
Pay/Receive a floating rate equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	506,100	April–2015	55,625,299	(1,071,667)
Receive a return equal to the Modified Macquarie Single Commodity Sugar type A Excess Return Index and pay the product of (i) 0.34% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Ltd.	97,850	March–2015	26,490,285	(733,875)
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	354,000	June–2015	61,694,872	0
Receive a return equal to the MLCX Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	310,500	July–2015	35,814,281	0
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	107,820	May–2015	75,041,383	0
Total Swap Agreements–Commodity Risk						$(9,440,061)

Index Information:

Barclays Diversified Energy-Metals Total Return Index	—	a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: gold, silver, copper, Brent Crude oil, WTI Crude oil, gasoil and unleaded gasoline.

Barclays Brent Crude Roll Yield Excess Return Index	—	a commodity index composed of futures contracts on Brent Crude oil.

Barclays Heating Oil Roll Yield Excess Return Index	—	a commodity index composed of futures contracts on heating oil.

Barclays Silver Nearby Excess Return Index	—	a commodity index composed of futures contracts on silver.

Barclays WTI Crude Roll Yield Excess Return Index	—	a commodity index composed of futures contracts on WTI Crude oil.

CIBC Dynamic Roll LME Copper Excess Return Index 2	—	a commodity index composed of futures contracts on copper.

CIBC Silver Index	—	a commodity index composed of futures contracts on silver.

Goldman Sachs Soybean Meal Excess Return Strategy	—	a commodity index composed of futures contracts on soybean meal.

S&P GSCI Brent Crude 1 Month Forward Index Excess Return	—	a commodity index composed of futures contracts on Brent Crude oil.

S&P GSCI Crude Oil 1 Month Forward Index Excess Return	—	a commodity index composed of futures contracts on crude oil.

S&P GSCI Gasoil 1 Month Forward Index Excess Return	—	a commodity index composed of futures contracts on gasoil.

S&P GSCI Heating Oil 1 Month Forward Index Excess Return	—	a commodity index composed of futures contracts on heating oil.

S&P GSCI Natural Gas 1 Month Forward Index Excess Return	—	a commodity index composed of futures contracts on natural gas.

Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index	—	a commodity index composed of futures contracts on sugar.

S&P GSCI Gold Index Excess Return	—	a commodity index composed of futures contracts on gold.

Modified Macquarie Single Commodity Sugar type A Excess Return Index	—	a commodity index composed of futures contracts on sugar.

Merrill Lynch Gold Excess Return Index	—	a commodity index composed of futures contracts on gold.

MLCX Aluminum Annual Excess Return Index	—	a commodity index composed of futures contracts on aluminum.

MLCX Dynamic Enhanced Copper Excess Return Index	—	a commodity index composed of futures contracts on copper.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1F and Note 3.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2014.

(e)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2014 represented 3.00% of the Fund’s Net Assets. See Note 4.

(f)	Non-income producing security.

(g)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2014 represented 2.71% of the Fund’s Net Assets.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Invesco Balanced-Risk Commodity Strategy Fund

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$20,905,889	$—	$20,905,889
Exchange Traded Funds	23,213,860	—	—	23,213,860
U.S. Treasury Securities	—	466,041,050	—	466,041,050
Money Market Funds	275,674,995	—	—	275,674,995
	298,888,855	486,946,939	—	785,835,794
Futures Contracts*	(5,099,900)	—	—	(5,099,900)
Swap Agreements*	—	(9,440,061)	—	(9,440,061)
Total Investments	$293,788,955	$477,506,878	$—	$771,295,833

*	Unrealized appreciation (depreciation).

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity Risk
Futures Contracts(a)	$4,713,840	$(9,813,740)
Swap Agreements	728	(9,440,789)
Total	$4,714,568	$(19,254,529)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts	Swap Agreements
Realized Gain (Loss)
Commodity Risk	$744,222	$(10,581,335)
Change in Unrealized Appreciation (Depreciation)
Commodity Risk	(4,134,882)	(4,690,825)
Total	$(3,390,660)	$(15,272,160)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$156,233,247	$715,773,807

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/14	Dividend Income
PowerShares DB Gold Fund	$25,321,440	$2,392,512	$(3,514,795)	$259,315	$(1,244,612)	$23,213,860	$—

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $2,392,512 and $3,514,795, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$558,662
Aggregate unrealized (depreciation) of investment securities	(5,793,118)
Net unrealized appreciation (depreciation) of investment securities	$(5,234,456)
Cost of investments for tax purposes is $791,070,250.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	CHI-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.44%(b)

Asset Management & Custody Banks–1.54%

China Cinda Asset Management Co. Ltd. - Class H(c)	2,552,000	$1,462,080

Automobile Manufacturers–1.55%

Chongqing Changan Automobile Co., Ltd. -Class B	678,930	1,474,594

Casinos & Gaming–7.12%

Melco International Development Ltd. (Hong Kong)	1,429,000	4,239,824
MGM China Holdings Ltd. (Macau)	343,200	1,257,320
Sands China Ltd. (Hong Kong)	173,200	1,270,214
		6,767,358

Coal & Consumable Fuels–2.27%

China Coal Energy Co. Ltd. -Class H	2,131,000	1,286,229
China Shenhua Energy Co. Ltd. -Class H	296,000	875,042
		2,161,271

Diversified Banks–15.69%

Agricultural Bank of China Ltd. -Class H	4,093,000	1,994,039
China Construction Bank Corp. -Class H	8,060,290	6,199,746
China Merchants Bank Co., Ltd. -Class H	1,457,000	2,962,077
Industrial & Commercial Bank of China Ltd. -Class H	5,495,000	3,765,965
		14,921,827

Electrical Components & Equipment–0.16%

Zhuzhou CSR Times Electric Co., Ltd. -Class H	43,000	147,651

Food Retail–1.17%

China Resources Enterprise Ltd.	366,000	1,112,559

Health Care Distributors–1.99%

Shanghai Pharmaceuticals Holding Co., Ltd. -Class H	1,019,300	1,896,531

Industrial Conglomerates–2.21%

Beijing Enterprises Holdings Ltd.	242,000	2,104,713

Integrated Oil & Gas–5.02%

China Petroleum & Chemical Corp. (Sinopec) -Class H	2,984,000	2,952,590
PetroChina Co. Ltd. -Class H	1,392,000	1,822,450
		4,775,040

Integrated Telecommunication Services–2.54%

China Unicom (Hong Kong) Ltd.	1,384,000	2,417,255

Internet Software & Services–16.70%

21Vianet Group, Inc. -ADR (c)	73,256	2,038,714
Baidu, Inc. -ADR (c)	4,912	1,061,238
HC International, Inc.(c)	904,000	1,926,225

	Shares	Value

Internet Software & Services–(continued)

Tencent Holdings Ltd.	535,200	$8,653,133
YY Inc. -ADR(c)	28,416	2,197,125
		15,876,435

Investment Banking & Brokerage–0.87%

CITIC Securities Co., Ltd. -Class H	329,500	823,864

IT Consulting & Other Services–0.76%

China Public Procurement Ltd. (c)	16,236,000	721,032

Life & Health Insurance–5.42%

China Life Insurance Co., Ltd. -Class H	1,245,000	3,712,133
Ping An Insurance (Group) Co. of China Ltd. -Class H	169,000	1,443,549
		5,155,682

Multi-Line Insurance–2.35%

China Pacific Insurance (Group) Co., Ltd. -Class H	568,200	2,235,142

Oil & Gas Refining & Marketing–0.94%
Sinopec Kantons Holdings Ltd.	1,212,000	898,335

Packaged Foods & Meats–2.00%

China Mengniu Dairy Co. Ltd.	390,000	1,897,137

Pharmaceuticals–10.92%

CSPC Pharmaceutical Group Ltd.	3,476,000	2,699,173
Dawnrays Pharmaceutical (Holdings) Ltd.	1,504,000	1,215,374
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. -Class H	818,000	2,609,169
Livzon Pharmaceutical Group Inc. -Class H	131,900	811,498
Luye Pharma Group Ltd. (c)	1,784,000	1,551,485
Tong Ren Tang Technologies Co. Ltd. -Class H	1,052,000	1,491,424
		10,378,123

Real Estate Development–3.35%

Shimao Property Holdings Ltd.	694,500	1,604,811
Sunac China Holdings Ltd.	1,920,000	1,575,684
		3,180,495

Renewable Electricity–3.84%

Huaneng Renewables Corp. Ltd. -Class H	11,108,000	3,653,743

Semiconductors–1.94%

United Photovoltaics Group Ltd. (Hong Kong)(c)	13,834,000	1,843,920

Trading Companies & Distributors–1.44%

Summit Ascent Holdings Ltd. (Hong Kong)(c)	2,012,000	1,370,932

Water Utilities–5.65%

Beijing Enterprises Water Group Ltd.	8,260,000	5,367,839
Total Common Stocks & Other Equity Interests (Cost $87,996,804)		92,643,558

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

	Shares	Value

Money Market Funds–1.74%

Liquid Assets Portfolio –Institutional Class (d)	828,121	$828,121
Premier Portfolio –Institutional Class (d)	828,121	828,121
Total Money Market Funds (Cost $1,656,242)		1,656,242
TOTAL INVESTMENTS–99.18% (Cost $89,653,046)		94,299,800
OTHER ASSETS LESS LIABILITIES–0.82%		783,445
NET ASSETS–100.00%		$95,083,245

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco China Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts –The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco China Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $36,406,688, due to foreign fair value adjustments.

Invesco China Fund

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$—	$10,168,177	$—	$10,168,177
Consumer Staples	1,897,137	1,112,559	—	3,009,696
Energy	—	7,834,645	—	7,834,645
Financials	—	27,779,090	—	27,779,090
Health Care	3,448,016	8,826,638	—	12,274,654
Industrials	—	3,623,296	—	3,623,296
Information Technology	5,297,077	11,218,085	—	16,515,162
Telecommunication Services	—	2,417,256	—	2,417,256
Utilities	—	9,021,582	—	9,021,582
Money Market Funds	1,656,242	—	—	1,656,242
Total Investments	$12,298,472	$82,001,328	$—	$94,299,800

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $105,726,228 and $123,015,703, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,779,919
Aggregate unrealized (depreciation) of investment securities	(5,064,280)
Net unrealized appreciation of investment securities	$3,715,639
Cost of investments for tax purposes is $90,584,161.

Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	DVM-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.75%

Brazil–21.57%

Arcos Dorados Holdings, Inc. -Class A	5,088,427	$52,207,261
Banco Bradesco S.A. -ADR	9,345,483	142,798,980
BM&FBovespa S.A.	20,411,800	108,831,753
BR Malls Participacoes S.A.	8,480,300	73,652,381
BRF S.A.	1,293,240	31,684,209
CETIP S.A. - Mercados Organizados	7,004,986	98,774,809
Cielo S.A.	5,431,214	99,462,966
Diagnosticos da America S.A.	3,880,000	25,337,799
Duratex S.A.	14,891,296	55,053,306
Fleury S.A.	7,768,000	51,104,362
Petroleo Brasileiro S.A. -ADR	1,939,231	32,617,865
Totvs S.A.	2,845,000	48,791,487
Wilson Sons Ltd. -BDR	962,600	14,816,083
		835,133,261

China–13.03%

Baidu, Inc. -ADR(a)	323,223	69,832,329
Belle International Holdings Ltd.	50,669,000	63,145,377
China Mobile Ltd.	4,774,500	52,811,674
CNOOC Ltd.	21,600,000	38,325,452
Golden Eagle Retail Group Ltd.	30,301,000	39,152,636
Industrial & Commercial Bank of China Ltd. -Class H	164,848,000	112,977,567
Lee & Man Paper Manufacturing Ltd.	80,495,000	48,915,911
NetEase, Inc. -ADR	387,185	32,539,027
Stella International Holdings Ltd.	11,189,000	31,184,424
Want Want China Holdings Ltd.	11,449,000	15,660,418
		504,544,815

Czech Republic–0.57%

CEZ A.S.	776,574	22,054,717

Egypt–0.31%

Egyptian Financial Group-Hermes Holding (a)	5,456,990	11,983,822

Hong Kong–1.43%

Galaxy Entertainment Group Ltd.	6,601,000	55,322,677

Hungary–1.34%

Richter Gedeon Nyrt	3,147,000	51,680,387

Indonesia–8.34%

PT Bank Central Asia Tbk	24,954,000	24,997,098
PT Bank Mandiri Persero Tbk	121,601,000	103,195,234
PT Indocement Tunggal Prakarsa Tbk	12,754,300	27,480,120
PT Perusahaan Gas Negara Persero Tbk	159,818,500	81,427,388
PT Telekomunikasi Indonesia Persero Tbk	377,626,200	86,029,815
		323,129,655

	Shares	Value

Israel–2.31%

Israel Chemicals Ltd.	5,276,457	$43,049,667
Teva Pharmaceutical Industries Ltd. -ADR	868,015	46,438,802
		89,488,469

Malaysia–1.81%

Public Bank Berhad	11,351,900	70,263,348

Mexico–6.56%

America Movil S.A.B. de C.V. – Series L-ADR	1,743,391	41,091,726
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	682,829	64,110,815
Grupo Televisa S.A.B. -ADR	2,948,316	104,930,567
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	17,356,970	44,033,430
		254,166,538

Nigeria–1.76%

Zenith Bank PLC	440,151,377	68,196,680

Peru–2.31%

Credicorp Ltd.	605,820	89,612,894

Philippines–5.12%

Ayala Corp.	2,132,132	32,281,244
Energy Development Corp.	246,329,900	34,749,123
Philippine Long Distance Telephone Co.	1,532,260	107,704,933
SM Investments Corp.	1,278,910	23,453,550
		198,188,850

Russia–5.68%

Gazprom OAO -ADR	4,879,035	35,860,907
Mobile TeleSystems OJSC -ADR	1,859,782	33,345,891
Sberbank of Russia (a)	37,218,144	76,758,440
Sberbank of Russia -Preference Shares(a)	21,470,146	34,383,086
Yandex NV -Class A (a)	1,301,500	39,409,420
		219,757,744

South Africa–0.62%

Sasol Ltd.	418,828	24,167,572

South Korea–2.77%

Hyundai Department Store Co., Ltd.	272,521	38,962,212
Samsung Electronics Co., Ltd.	52,425	68,311,999
		107,274,211

Taiwan–2.39%

Taiwan Semiconductor Manufacturing Co. Ltd.	23,082,000	92,641,185

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

	Shares	Value

Thailand–4.45%

Kasikornbank PCL	18,741,700	$122,973,457
Siam Commercial Bank PCL (The)	8,852,600	49,397,453
		172,370,910

Turkey–4.45%

Anadolu Efes Biracilik ve Malt Sanayii A.S. (a)	2,888,185	35,044,246
Eczacibasi Ilac Sanayi ve Ticaret A.S.	12,515,924	12,653,554
Haci Omer Sabanci Holding A.S.	21,661,048	100,929,789
Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	23,488,554
		172,116,143

Turkmenistan–0.93%

Dragon Oil PLC	3,798,634	36,040,239
Total Common Stocks & Other Equity Interests (Cost $2,791,986,525)		3,398,134,117

Money Market Funds–12.08%

Liquid Assets Portfolio –Institutional Class (b)	233,900,833	233,900,833
Premier Portfolio –Institutional Class (b)	233,900,833	233,900,833
Total Money Market Funds (Cost $467,801,666)		467,801,666
TOTAL INVESTMENTS–99.83% (Cost $3,259,788,191)		3,865,935,783
OTHER ASSETS LESS LIABILITIES–0.17%		6,451,627
NET ASSETS–100.00%		$3,872,387,410

Investment Abbreviations:

ADR	—American Depositary Receipt
BDR	—Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Developing Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

Invesco Developing Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $741,140,098 and from Level 2 to Level 1 of $122,834,816, due to foreign fair value adjustments.

Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Brazil	$835,133,261	$—	$—	$835,133,261
China	133,555,780	370,989,035	—	504,544,815
Czech Republic	22,054,717	—	—	22,054,717
Egypt	11,983,822	—	—	11,983,822
Hong Kong	—	55,322,677	—	55,322,677
Hungary	51,680,387	—	—	51,680,387
Indonesia	133,904,606	189,225,049	—	323,129,655
Israel	46,438,802	43,049,667	—	89,488,469
Malaysia	70,263,348	—	—	70,263,348
Mexico	254,166,538	—	—	254,166,538
Nigeria	68,196,680	—	—	68,196,680
Peru	89,612,894	—	—	89,612,894
Philippines	55,734,794	142,454,056	—	198,188,850
Russia	108,616,218	111,141,526	—	219,757,744
South Africa	—	24,167,572	—	24,167,572
South Korea	—	107,274,211	—	107,274,211
Taiwan	—	92,641,185	—	92,641,185
Thailand	—	172,370,910	—	172,370,910
Turkey	35,044,246	137,071,897	—	172,116,143
Turkmenistan	36,040,239	—	—	36,040,239
United States	467,801,666	—	—	467,801,666
Total Investments	$2,420,227,998	$1,445,707,785	$—	$3,865,935,783

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $380,513,471 and $366,460,005, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$784,605,948
Aggregate unrealized (depreciation) of investment securities	(186,788,338)
Net unrealized appreciation of investment securities	$597,817,610
Cost of investments for tax purposes is $3,268,118,173.

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	EME-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.67%

Brazil–11.50%

Cielo S.A.	27,700	$507,276
Cosan Ltd. -Class A	39,222	473,409
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	54,900	304,086
Grendene S.A.	80,000	467,084
M Dias Branco S.A.	12,000	492,394
Marcopolo S.A. -Preference Shares	234,000	411,413
Petroleo Brasileiro S.A. -ADR	30,871	492,084
		3,147,746

Chile–3.31%

Banco de Credito e Inversiones (BCI)	8,042	442,098
Empresa Nacional de Telecomunicaciones S.A.	38,197	463,951
		906,049

China–18.40%

China Construction Bank Corp. -Class H	1,043,000	802,246
China Mobile Ltd.	71,000	785,345
China Shenhua Energy Co. Ltd. -Class H	136,500	403,524
CNOOC Ltd.	272,000	482,617
Dongfeng Motor Group Co. Ltd. -Class H	170,000	301,067
Haitian International Holdings Ltd.	175,000	410,963
Lenovo Group Ltd.	214,000	293,096
Shenzhou International Group Holdings Ltd.	144,000	454,579
Sun Art Retail Group Ltd.	346,500	432,337
Want Want China Holdings Ltd.	198,000	270,833
Zhuzhou CSR Times Electric Co., Ltd. -Class H	116,000	398,314
		5,034,921

France–1.32%

Edenred	11,599	361,678

Georgia–1.69%

Bank of Georgia Holdings PLC	11,334	463,528

Greece–1.91%

Eurobank Ergasias S.A. (a)	1,169,457	522,848

India–6.16%

Grasim Industries Ltd.	11,300	597,865
Jammu & Kashmir Bank Ltd. (The)	11,471	300,910
Motherson Sumi Systems Ltd.	72,883	438,228
Tata Motors Ltd. -ADR	8,830	347,196
		1,684,199

Indonesia–5.65%

PT Bank Rakyat Indonesia Persero Tbk	411,700	377,328
PT Indocement Tunggal Prakarsa Tbk	158,700	341,931
PT Matahari Department Store Tbk	398,700	494,508

	Shares	Value

Indonesia–(continued)

PT Telekomunikasi Indonesia Persero Tbk	1,461,300	$332,910
		1,546,677

Malaysia–1.86%

Kossan Rubber Industries Berhad	405,900	509,328

Mexico–5.86%

Fibra Uno Administracion S.A. de C.V.	118,800	417,216
Grupo Financiero Banorte S.A.B. de C.V. -Class O	76,300	507,582
Grupo Financiero Inbursa, SAB de C.V. -Class O	62,500	190,988
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	191,700	486,339
		1,602,115

Russia–4.23%

Magnit OJSC -GDR	10,062	591,715
Sberbank of Russia -ADR(a)	68,127	564,805
		1,156,520

South Africa–6.77%

Life Healthcare Group Holdings Ltd.	117,936	484,137
MTN Group Ltd.	25,603	528,172
Steinhoff International Holdings Ltd.	60,854	304,213
Tiger Brands Ltd.	18,667	536,243
		1,852,765

South Korea–12.35%

Dongbu Insurance Co., Ltd.	8,588	489,654
Grand Korea Leisure Co., Ltd.	9,758	403,330
Hyundai Motor Co.	3,463	824,652
Samsung Electronics Co., Ltd.	730	951,221
Shinhan Financial Group Co., Ltd.	8,682	430,987
SK Telecom Co., Ltd. -ADR	9,875	279,562
		3,379,406

Taiwan–6.00%

Hon Hai Precision Industry Co., Ltd.	157,900	538,820
Taiwan Semiconductor Manufacturing Co. Ltd.	275,000	1,103,732
		1,642,552

Thailand–3.06%

Bangkok Bank PCL -NVDR	79,800	482,761
PTT PCL	35,700	353,913
		836,674

Turkey–2.73%

TAV Havalimanlari Holding A.S.	53,606	440,849
Turkiye Sinai Kalkinma Bankasi A.S.	343,765	305,240
		746,089

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

	Shares	Value

Turkmenistan–2.18%

Dragon Oil PLC	62,934	$597,098

United Kingdom–1.21%

SABMiller PLC	6,069	330,601

United States–0.48%

Yum! Brands, Inc.	1,890	131,166
Total Common Stocks & Other Equity Interests (Cost $25,135,621)		26,451,960

Money Market Funds–2.48%

Liquid Assets Portfolio –Institutional Class (b)	339,220	339,220
Premier Portfolio –Institutional Class (b)	339,220	339,220
Total Money Market Funds (Cost $678,440)		678,440
TOTAL INVESTMENTS–99.15% (Cost $25,814,061)		27,130,400
OTHER ASSETS LESS LIABILITIES–0.85%		232,456
NET ASSETS–100.00%		$27,362,856

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Emerging Markets Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Emerging Markets Equity Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $6,152,320 and from Level 2 to Level 1 of $1,243,242, due to foreign fair value adjustments.

Invesco Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Brazil	$3,147,746	$—	$—	$3,147,746
Chile	906,049	—	—	906,049
China	843,300	4,191,621	—	5,034,921
France	—	361,678	—	361,678
Georgia	—	463,528	—	463,528
Greece	—	522,848	—	522,848
India	347,196	1,337,003	—	1,684,199
Indonesia	341,931	1,204,746	—	1,546,677
Malaysia	509,328	—	—	509,328
Mexico	1,602,115	—	—	1,602,115
Russia	—	1,156,520	—	1,156,520
South Africa	304,213	1,548,552	—	1,852,765
South Korea	769,216	2,610,190	—	3,379,406
Taiwan	—	1,642,552	—	1,642,552
Thailand	—	836,674	—	836,674
Turkey	—	746,089	—	746,089
Turkmenistan	597,098	—	—	597,098
United Kingdom	—	330,601	—	330,601
United States	809,606	—	—	809,606
Total Investments	$10,177,798	$16,952,602	$—	$27,130,400

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $17,462,019 and $17,965,973, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,155,014
Aggregate unrealized (depreciation) of investment securities	(1,074,983)
Net unrealized appreciation of investment securities	$1,080,031
Cost of investments for tax purposes is $26,050,369.

Invesco Emerging Markets Equity Fund

Invesco Emerging Market Local

Currency Debt Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	EMLCD-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–95.90%(a)

Brazil–11.00%

Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	956,000	$410,725
Brazil Letras do Tesouro Nacional, Unsec. Bonds, 0.00%, 07/01/16(c)	BRL	4,600,000	1,647,260
Brazil Notas do Tesouro Nacional,
Series B, Unsec. Notes, 6.00%, 08/15/50	BRL	250,000	274,528
Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	1,900,000	819,756
Unsec. Notes, 10.00%, 01/01/21	BRL	4,758,000	1,954,665
10.00%, 01/01/23	BRL	600,000	242,330
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	1,150,000	501,674
REGS, Sr. Unsec. Euro Notes, 10.50%, 11/23/15(b)	BRL	702,000	306,240
			6,157,178

Colombia–7.52%

Colombia Government International Bond,
Sr. Unsec. Global Bonds, 4.38%, 03/21/23	COP	4,313,000,000	2,076,630
9.85%, 06/28/27	COP	633,000,000	436,876
Empresas Publicas de Medellin, Sr. Unsec. Notes, 8.38%, 02/01/21(b)	COP	1,000,000,000	566,160
Empresas Publicas de Medellin ESP, REGS, Sr. Unsec. Euro Notes, 8.38%, 02/01/21(b)	COP	2,000,000,000	1,132,321
			4,211,987

Costa Rica–1.48%

Republic of Costa Rica, Unsec. Bonds, 9.43%, 06/29/22(b)	CRC	200,000,000	355,152
11.04%, 09/27/17(b)	CRC	237,500,000	472,042
			827,194

Germany–2.75%

Deutsche Bank A.G., Sr. Unsec. Medium-Term Euro Notes, 8.38%, 03/17/34(b)	IDR	18,300,000,000	1,540,383

		Principal Amount	Value

Hungary–2.92%

Hungary Government Bond, Series 17/A, Unsec. Bonds, 6.75%, 11/24/17	HUF	158,000,000	$747,950
Series 17/B, Unsec. Bonds, 6.75%, 02/24/17	HUF	190,500,000	885,943
			1,633,893

Indonesia–0.90%

Indonesia Treasury Bond, Series FR70, Sr. Unsec. Bonds, 8.38%, 03/15/24	IDR	5,700,000,000	505,641

Luxembourg–1.63%

Bank of New York Mellon Luxembourg S.A., Series NG5, Sec. Medium-Term Euro Notes, 10.70%, 06/05/18(b)	NGN	150,000,000	914,995

Malaysia–8.66%

Malaysia Government Bond, Series 0111, Sr. Unsec. Bonds, 4.16%, 07/15/21	MYR	5,681,000	1,818,501
Series 0112, Sr. Unsec. Bonds, 3.42%, 08/15/22	MYR	2,000,000	607,209
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	7,500,000	2,419,503
			4,845,213

Mexico–10.35%

America Movil S.A.B. de C.V., Sr. Unsec. Euro Notes, 6.45%, 12/05/22	MXN	16,600,000	1,236,462
7.13%, 12/09/24	MXN	2,000,000	153,199
Sr. Unsec. Gtd. Global Notes, 8.46%, 12/18/36	MXN	17,000,000	1,270,405
Mexican Bonos, Series M, Unsec. Bonds, 7.75%, 11/13/42	MXN	100,000	8,419
8.00%, 12/07/23	MXN	11,300,000	991,089
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	21,350,000	2,134,309
			5,793,883

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

Peru–2.74%

Peruvian Government International Bond,
Sr. Unsec. Notes, 8.20%, 08/12/26(b)	PEN	2,330,000	$1,028,998
REGS, Sr. Unsec. Global Notes, 6.95%, 08/12/31(b)	PEN	1,300,000	506,421
			1,535,419

Philippines–0.42%

Philippine Government International Bond, Sr. Unsec. Global Bonds, 3.90%, 11/26/22	PHP	10,000,000	232,513

Poland–5.72%

Poland Government Bond, Series 1020, Unsec. Bonds, 5.25%, 10/25/20	PLN	1,600,000	575,835
Series 1021, Unsec. Bonds, 5.75%, 10/25/21	PLN	1,015,000	377,115
Series 1023, Unsec. Bonds, 4.00%, 10/25/23	PLN	582,000	195,194
Series DS1017, Unsec. Bonds, 5.25%, 10/25/17	PLN	5,935,000	2,052,201
			3,200,345

Romania–1.50%

Romania Government Bond, Series 5Y, Unsec. Bonds, 5.90%, 07/26/17	RON	2,550,000	839,157

Russia–9.27%

Russian Federal Bond - OFZ Series 5080, Unsec. Bonds, 7.40%, 04/19/17	RUB	11,500,000	310,455
Series 6208, Unsec. Bonds, 7.50%, 02/27/19	RUB	116,722,000	3,067,956
Series 6215, Unsec. Bonds, 7.00%, 08/16/23	RUB	74,000,000	1,812,328
			5,190,739

South Africa–4.07%

South Africa Government Bond, Series 2023, Unsec. Bonds, 7.75%, 02/28/23	ZAR	24,892,000	2,276,645

Supranational–3.98%

European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	377,222

		Principal Amount		Value

Supranational–(continued)

International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes,
7.00%, 06/07/23	ZAR	17,000,000		$1,449,433
Series GDIF, Sr. Unsec. Medium-Term Euro Notes,
7.68%, 08/10/16	ZAR	4,250,000		400,232
				2,226,887

Thailand–4.70%

Thailand Government Bond, Sr. Unsec. Bonds, 3.65%, 12/17/21	THB	51,600,000		1,628,284
3.88%, 06/13/19	THB	31,175,000		1,004,984
				2,633,268

Turkey–5.20%

Turkey Government Bond, Unsec. Bonds, 8.80%, 09/27/23	TRY	1,735,000		810,903
Series CPI, Unsec. Bonds, 3.60%, 02/23/22	TRY	2,702,900	(d)	1,631,777
5.51%, 04/01/20	TRY	650,000	(d)	468,002
				2,910,682

United Kingdom–7.64%

Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro
Notes, 10.50%, 08/19/30(b)	IDR	13,200,000,000		1,332,573
Standard Chartered Bank, Sr. Unsec. Medium-Term Euro Notes,
8.12%, 12/14/20	INR	40,000,000		645,773
8.28%, 09/23/27	INR	58,000,000		925,347
8.38%, 03/17/34	IDR	16,304,000,000		1,371,782
				4,275,475

United States–3.45%

JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro
Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000		332,976
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000		1,601,216
				1,934,192
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $55,058,964)				53,685,689

U.S. Dollar Denominated Bonds and Notes–2.20%

Hungary–1.31%

Hungary Government International Bond, Sr. Unsec. Global Notes,
4.00%, 03/25/19		$350,000		360,664
5.38%, 03/25/24		350,000		371,000
				731,664

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

	Principal Amount	Value

Venezuela–0.89%

Petroleos de Venezuela S.A., Series 2014, Sr. Unsec. Euro Bonds, 4.90%, 10/28/14	$500,000	$499,400
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,190,344)		1,231,064

TOTAL INVESTMENTS–98.10% (Cost $56,249,308)		54,916,753
OTHER ASSETS LESS LIABILITIES–1.90%		1,062,100
NET ASSETS–100.00%		$55,978,853

Investment Abbreviations:

BRL	— Brazilian Real
COP	— Colombian Peso
CRC	— Costa Rican Colon
HUF	— Hungary Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupees
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Poland Zloty
RON	— Romanian Leu
RUB	— Russian Rouble
Sec.	— Secured
Sr.	— Senior
THB	— Thailand Baht
TRY	— New Turkish Lire
Unsec.	— Unsecured
ZAR	— South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $9,400,660, which represented 16.79% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Emerging Market Local Currency Debt Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $34,068,424 and $28,604,872, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,632,196
Aggregate unrealized (depreciation) of investment securities	(2,964,751)
Net unrealized (depreciation) of investment securities	$(1,332,555)
Cost of investments is same for tax and financial reporting purposes.

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	END-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–78.40%

Air Freight & Logistics–3.73%

Echo Global Logistics, Inc. (b)	852,131	$18,755,403

Airlines–1.57%

Ryanair Holdings PLC -ADR (Ireland)(b)	148,800	7,884,912

Apparel Retail–5.15%

Francesca’s Holdings Corp. (b)	840,286	10,738,855
Ross Stores, Inc.	236,018	15,199,559
		25,938,414

Application Software–1.23%

Autodesk, Inc. (b)	115,807	6,178,303

Brewers–1.86%

Molson Coors Brewing Co. -Class B	138,455	9,349,866

Building Products–1.57%

Kingspan Group PLC (Ireland)	461,678	7,899,838

Communications Equipment–1.92%

Plantronics, Inc.	206,272	9,688,596

Construction & Engineering–7.10%

Orion Marine Group, Inc. (b)(c)	1,649,133	17,827,128
Pike Corp. (b)(c)	1,803,742	14,538,160
Quanta Services, Inc. (b)	101,731	3,406,971
		35,772,259

Environmental & Facilities Services–3.75%

Newalta Corp. (Canada)	978,927	18,863,851

Health Care Distributors–2.01%

Patterson Cos. Inc.	260,000	10,142,600

Health Care Equipment–3.63%

Zimmer Holdings, Inc.	182,381	18,250,867

Home Entertainment Software–2.64%

Activision Blizzard, Inc.	593,290	13,277,830

Industrial Conglomerates–2.88%

DCC PLC (Ireland)	254,531	14,503,843

Integrated Oil & Gas–3.38%

Cenovus Energy Inc. (Canada)	554,694	17,038,156

IT Consulting & Other Services–2.68%

Cognizant Technology Solutions Corp. -Class A (b)	274,612	13,469,719

Life & Health Insurance–2.69%

Unum Group	394,920	13,557,604

	Shares	Value

Managed Health Care–2.50%

UnitedHealth Group Inc.	155,306	$12,587,551

Multi-Line Insurance–2.55%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	258,042	12,845,409

Oil & Gas Exploration & Production–6.36%

Devon Energy Corp.	170,289	12,856,819
Ultra Petroleum Corp. (b)	835,563	19,151,104
		32,007,923

Paper Products–0.29%

Fortress Paper Ltd. -Class A (Canada)(b)	575,700	1,478,455

Real Estate Operating Companies–3.66%

Brookfield Property Partners L.P.	893,740	18,446,794

Research & Consulting Services–2.39%

FTI Consulting, Inc. (b)	325,661	12,036,431

Semiconductor Equipment–2.46%

Ultratech, Inc. (b)	523,867	12,405,171

Semiconductors–3.57%

International Rectifier Corp. (b)	724,318	17,992,059

Trading Companies & Distributors–4.53%

Grafton Group PLC (Ireland)(d)	954,395	9,242,654
Titan Machinery, Inc. (b)	925,357	13,565,734
		22,808,388

Trucking–2.30%

Con-way Inc.	234,804	11,587,577
Total Common Stocks & Other Equity Interests (Cost $308,842,656)		394,767,819

Money Market Funds–21.88%

Liquid Assets Portfolio –Institutional Class (e)	55,088,767	55,088,767
Premier Portfolio –Institutional Class (e)	55,088,767	55,088,767
Total Money Market Funds (Cost $110,177,534)		110,177,534

TOTAL INVESTMENTS–100.28% (Cost $419,020,190)		504,945,353
OTHER ASSETS LESS LIABILITIES–(0.28)%		(1,430,638)
NET ASSETS–100.00%		$503,514,715

Investment Abbreviations:

ADR	—American Depositary Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2014 was $32,365,288, which represented 6.43% of the Fund’s Net Assets. See Note 3.

(d)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Endeavor Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Endeavor Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$481,198,856	$23,746,497	$—	$504,945,353

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/14	Dividend Income
Orion Marine Group, Inc.	$20,614,163	$—	$—	$(2,787,035)	$—	$17,827,128	$—
Pike Corp.	15,883,965	3,031,294	—	(4,377,099)	—	14,538,160	—
Total	$36,498,128	$3,031,294	$—	$(7,164,134)	$—	$32,365,288	$—

Invesco Endeavor Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $75,091,108 and $62,269,207, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,069,534
Aggregate unrealized (depreciation) of investment securities	(24,468,222)
Net unrealized appreciation of investment securities	$85,601,312
Cost of investments for tax purposes is $419,344,041.

Invesco Endeavor Fund

Invesco Global Health Care Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	GHC-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.92%

Biotechnology–22.67%

ACADIA Pharmaceuticals Inc. (b)	322,242	$6,531,845
Alexion Pharmaceuticals, Inc. (b)	317,150	50,423,678
Biogen Idec Inc. (b)	157,754	52,751,360
BioMarin Pharmaceutical Inc. (b)	339,649	20,997,101
Celgene Corp. (b)	489,690	42,676,484
Celldex Therapeutics Inc. (b)	398,967	5,222,478
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	29,832
Exact Sciences Corp. (b)	615,090	9,601,555
Gilead Sciences, Inc. (b)	753,020	68,938,981
Incyte Corp. (b)	324,929	15,456,873
Insmed, Inc. (b)	267,100	4,564,739
Intercept Pharmaceuticals Inc. (b)	45,000	10,456,200
Keryx Biopharmaceuticals, Inc. (b)	671,551	10,106,843
Medivation Inc. (b)	302,288	22,438,838
NPS Pharmaceuticals, Inc. (b)	406,528	11,358,392
Vanda Pharmaceuticals Inc. (b)	865,662	12,725,231
Vertex Pharmaceuticals Inc. (b)	264,816	23,544,791
		367,825,221

Drug Retail–1.55%

CVS Caremark Corp.	225,243	17,199,556
Raia Drogasil S.A. (Brazil)	945,978	7,882,455
		25,082,011

Health Care Distributors–3.03%

Cardinal Health, Inc.	340,863	24,422,834
McKesson Corp.	128,968	24,743,800
		49,166,634

Health Care Equipment–5.14%

Abbott Laboratories	535,140	22,540,097
Olympus Corp. (Japan)(b)	717,200	25,403,564
ResMed Inc.	390,774	20,218,647
Wright Medical Group, Inc. (b)	493,227	15,201,256
		83,363,564

Health Care Facilities–8.99%

Community Health Systems Inc. (b)	681,150	32,490,855
HCA Holdings, Inc. (b)	770,750	50,337,682
Tenet Healthcare Corp. (b)	630,482	33,270,535
Universal Health Services, Inc. -Class B	279,586	29,803,868
		145,902,940

Health Care Services–3.55%

Air Methods Corp. (b)	309,568	15,555,792
Express Scripts Holding Co. (b)	566,246	39,439,034

	Shares	Value

Health Care Services–(continued)

Innovacare Inc. (Puerto Rico) (Acquired 12/12/12; Cost $3,158,532)(b)(c)	805,748	$2,618,681
		57,613,507

Life Sciences Tools & Services–2.91%

Thermo Fisher Scientific, Inc.	257,902	31,335,093
Waters Corp. (b)	153,125	15,839,250
		47,174,343

Managed Health Care–3.74%

Aetna Inc.	341,105	26,445,871
Qualicorp S.A. (Brazil)(b)	791,200	9,224,972
UnitedHealth Group Inc.	308,879	25,034,643
		60,705,486

Pharmaceuticals–40.34%

AbbVie Inc.	734,660	38,452,104
Allergan, Inc.	96,136	15,945,117
Auxilium Pharmaceuticals Inc. (b)	759,948	15,214,159
Bayer AG (Germany)	312,053	41,329,544
Bristol-Myers Squibb Co.	773,684	39,163,884
Endo International PLC (b)	384,441	25,788,302
GlaxoSmithKline PLC -ADR (United Kingdom)	1,368,278	66,183,607
Hikma Pharmaceuticals PLC (United Kingdom)	838,443	25,434,883
Horizon Pharma, Inc. (b)	558,919	4,750,811
Jazz Pharmaceuticals PLC (b)	158,510	22,148,602
Johnson & Johnson	241,707	24,192,454
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost 6,852,940)(b)(c)(d)	258,824	0
Mylan Inc. (b)	519,669	25,656,059
Nippon Shinyaku Co., Ltd. (Japan)	834,000	23,848,769
Novartis AG -ADR (Switzerland)	701,780	61,012,753
Perrigo Co. PLC	170,927	25,715,967
Pfizer Inc.	1,381,568	39,651,002
Repros Therapeutics Inc. (b)	266,788	3,740,368
Roche Holding AG (Switzerland)	214,814	62,405,052
Sanofi -ADR (France)	1,243,725	65,009,506
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	536,922	28,725,327
		654,368,270
Total Common Stocks & Other Equity Interests (Cost $864,196,246)		1,491,201,976

Preferred Stock–0.00%

Health Care Equipment–0.00%

Intact Medical Corp. -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	0

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

	Shares	Value

Money Market Funds–3.86%

Liquid Assets Portfolio –Institutional Class (e)	31,311,957	$31,311,957
Premier Portfolio –Institutional Class (e)	31,311,956	31,311,956
Total Money Market Funds (Cost $62,623,913)		62,623,913

TOTAL INVESTMENTS–95.78% (Cost $928,820,160)		1,553,825,889
OTHER ASSETS LESS LIABILITIES–4.22%		68,503,004
NET ASSETS–100.00%		$1,622,328,893

Investment Abbreviations:

ADR	—American Depositary Receipt

Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $2,648,513, which represented less than 1% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $49,252,333 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,414,085,108	$137,092,268	$2,648,513	$1,553,825,889
Forward Foreign Currency Contracts*	—	1,444,410	—	1,444,410
Total Investments	$1,414,085,108	$138,536,678	$2,648,513	$1,555,270,299
*	Unrealized appreciation.

Invesco Global Health Care Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive

08/08/14	Citibank Capital, Inc.	CHF	39,944,000	USD	44,768,977	$43,954,258	$ 814,719
08/08/14	Citibank Capital, Inc.	EUR	28,008,000	USD	38,130,932	37,501,241	629,691
Total open forward foreign currency contracts - Currency Risk							$1,444,410

Currency Abbreviations:

CHF – Swiss Franc

EUR – Euro

USD – U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $233,373,988 and $331,388,793, respectively.Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$651,526,185
Aggregate unrealized (depreciation) of investment securities	(27,435,915)
Net unrealized appreciation of investment securities	$624,090,270
Cost of investments for tax purposes is $929,735,619.

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	GBLI-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.67%

Australia–4.07%

APA Group	4,572	$31,437
AusNet Services (a)	8,648	10,792
Macquarie Atlas Roads Group	1,992	6,180
Spark Infrastructure Group	6,922	12,089
Sydney Airport	5,860	23,245
Transurban Group	12,822	91,647
		175,390

Canada–11.52%

Enbridge Inc.	2,828	138,638
Fortis, Inc.	1,880	57,850
Keyera Corp.	204	15,271
Pembina Pipeline Corp.	1,997	83,668
TransCanada Corp.	3,878	194,558
Westshore Terminals Investment Corp.	214	6,516
		496,501

China–2.21%

Beijing Capital International Airport Co. Ltd. -Class H	18,000	12,408
China Merchants Holdings International Co. Ltd.	6,000	20,286
China Resources Gas Group Ltd.	4,000	12,645
ENN Energy Holdings Ltd.	5,000	35,353
Jiangsu Expressway Co. Ltd. -Class H	12,000	14,602
		95,294

France–2.71%

Aeroports de Paris	295	40,354
Eutelsat Communications S.A.	800	27,568
Groupe Eurotunnel S.A.	3,692	48,802
		116,724

Hong Kong–2.56%

China Gas Holdings Ltd.	14,000	27,016
Hong Kong and China Gas Co. Ltd.	36,000	78,509
Towngas China Co. Ltd.	4,000	4,605
		110,130

Italy–3.22%

Atlantia S.p.A.	3,149	83,232
Snam S.p.A.	7,652	45,086
Societa Iniziative Autostradali e Servizi S.p.A.	874	10,397
		138,715

Japan–1.86%

Tokyo Gas Co., Ltd.	14,000	80,127

Luxembourg–2.10%

SES	2,469	90,538

	Shares	Value

Mexico–0.50%

Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	172	$21,410

Netherlands–0.13%

Koninklijke Vopak N.V.	123	5,693

New Zealand–0.57%

Auckland International Airport Ltd.	7,658	24,693

Spain–3.87%

Enagas S.A.	802	26,684
Ferrovial S.A.	3,321	69,339
Red Electrica Corp. S.A.	823	70,475
		166,498

Switzerland–0.56%

Flughafen Zuerich AG	39	24,247

United Arab Emirates–0.89%

DP World Ltd.	1,935	38,506

United Kingdom–10.69%

National Grid PLC	22,644	326,125
Pennon Group PLC	2,337	32,114
Severn Trent PLC	1,313	42,749
United Utilities Group PLC	3,981	59,618
		460,606

United States–49.21%

Access Midstream Partners L.P.	1,033	62,207
American Tower Corp.	2,442	230,500
American Water Works Co., Inc.	1,091	52,117
Aqua America Inc.	1,196	28,441
Atmos Energy Corp.	546	26,383
CenterPoint Energy, Inc.	2,623	63,791
Consolidated Edison, Inc.	1,605	90,024
Crown Castle International Corp.	1,533	113,718
Energy Transfer Equity, L.P.	1,863	101,329
EnLink Midstream LLC	1,032	39,433
EQT Midstream Partners L.P.	692	59,886
ITC Holdings Corp.	1,703	61,478
Kinder Morgan Inc.	2,979	107,184
New Jersey Resources Corp.	228	11,646
NiSource Inc.	2,279	85,873
Northeast Utilities	1,878	82,444
NorthWestern Corp.	210	9,706
ONEOK, Inc.	1,473	94,905
PG&E Corp.	2,356	105,243
Piedmont Natural Gas Co., Inc.	421	14,604
SBA Communications Corp. -Class A (a)	707	75,600
SemGroup Corp. -Class A	234	18,037
Sempra Energy	1,464	145,975
Southwest Gas Corp.	253	12,531
Spectra Energy Corp.	3,674	150,340

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

	Shares	Value

United States–(continued)

Targa Resources Corp.	373	$47,558
Williams Cos., Inc. (The)	4,047	229,182
		2,120,135
Total Common Stocks & Other Equity Interests (Cost $4,000,804)		4,165,207

Money Market Funds–2.31%

Liquid Assets Portfolio – Institutional Class (b)	49,785	49,785
Premier Portfolio – Institutional Class (b)	49,786	49,786
Total Money Market Funds (Cost $99,571)		99,571
TOTAL INVESTMENTS–98.98% (Cost $4,100,375)		4,264,778
OTHER ASSETS LESS LIABILITIES–1.02%		43,844
NET ASSETS–100.00%		$4,308,622

Investment Abbreviations:

ADR—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Infrastructure Fund

A.	Security Valuations– (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Global Infrastructure Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$175,390	$—	$175,390
Canada	496,501	—	—	496,501
China	12,645	82,649	—	95,294
France	—	116,724	—	116,724
Hong Kong	—	110,130	—	110,130
Italy	—	138,715	—	138,715
Japan	—	80,127	—	80,127
Luxembourg	—	90,538	—	90,538
Mexico	21,410	—	—	21,410
Netherlands	—	5,693	—	5,693
New Zealand	—	24,693	—	24,693
Spain	—	166,498	—	166,498
Switzerland	—	24,247	—	24,247
United Arab Emirates	38,506	—	—	38,506
United Kingdom	—	460,606	—	460,606
United States	2,219,706	—	—	2,219,706
Total Investments	$2,788,768	$1,476,010	$—	$4,264,778

Invesco Global Infrastructure Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund for the period May 2, 2014 (commencement date) to July 31, 2014 was $4,222,712 and $227,988, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$189,580
Aggregate unrealized (depreciation) of investment securities	(25,177)
Net unrealized appreciation of investment securities	$164,403
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	GMN-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–74.63%

Australia–0.79%

Flight Centre Travel Group Ltd.	1,838	$80,168
Ramsay Health Care Ltd.	685	30,464
		110,632

Canada–5.05%

Agnico-Eagle Mines Ltd.	1,000	37,182
Baytex Energy Corp.	600	25,721
Canadian Natural Resources Ltd.	1,700	74,109
Encana Corp.	8,700	187,358
Enerplus Corp.	4,000	91,461
Kinross Gold Corp. (a)	7,200	28,792
Penn West Petroleum Ltd.	8,700	67,347
Stantec Inc.	2,100	133,246
Suncor Energy, Inc.	1,500	61,593
		706,809

Denmark–1.12%

Pandora AS	701	47,890
Vestas Wind Systems A.S. (a)	2,420	108,542
		156,432

Finland–0.50%

UPM-Kymmene Oyj	4,330	70,381

France–1.56%

Plastic Omnium S.A.	522	13,789
Technicolor S.A. (a)	7,992	57,687
Valeo S.A.	1,229	146,631
		218,107

Germany–3.73%

Continental AG	930	201,090
ProSiebenSat.1 Media AG	4,869	204,651
Rheinmetall AG	348	21,121
United Internet AG	2,381	95,478
		522,340

Ireland–1.61%

Shire PLC	2,722	224,755

Israel–0.74%

Bezeq The Israeli Telecommunication Corp. Ltd.	27,543	51,444
Delek Group Ltd.	133	52,408
		103,852

Japan–17.96%

Alfresa Holdings Corp.	700	42,013

	Shares	Value

Japan–(continued)

Aoyama Trading Co., Ltd.	3,600	$91,901
Asahi Glass Co., Ltd.	5,000	29,709
Dai Nippon Printing Co., Ltd.	4,000	41,058
Daihatsu Motor Co., Ltd.	5,700	101,698
Daiichi Sankyo Co., Ltd.	3,100	56,394
Daito Trust Construction Co., Ltd.	1,200	144,892
DeNA Co., Ltd.	2,600	33,649
Denki Kagaku Kogyo Kabushiki Kaisha	40,000	149,771
FamilyMart Co., Ltd.	3,000	134,551
Marubeni Corp.	23,000	162,355
Medipal Holdings Corp.	8,300	104,928
Namco Bandai Holdings Inc.	2,300	58,324
Nippon Electric Glass Co., Ltd.	14,000	78,889
Nippon Paper Industries Co. Ltd.	2,500	43,716
Nippon Telegraph & Telephone Corp.	3,200	212,746
Nomura Real Estate Holdings, Inc.	3,900	72,490
Nomura Research Institute, Ltd.	900	28,376
Osaka Gas Co., Ltd.	23,000	95,699
Sekisui Chemical Co., Ltd.	3,000	35,943
Sumitomo Forestry Co., Ltd	6,100	72,001
Suzuken Co., Ltd.	1,800	57,549
TDK Corp.	1,700	81,476
Tokyo Gas Co., Ltd.	34,000	194,594
Toppan Printing Co. Ltd.	6,000	45,849
TOTO Ltd.	3,000	37,622
Trend Micro Inc.	2,700	96,219
West Japan Railway Co.	4,600	209,079
		2,513,491

Macau–0.76%

MGM China Holdings Ltd.	29,200	106,975

Netherlands–1.32%

NXP Semiconductors N.V. (a)	1,700	105,995
Randstad Holding N.V.	1,577	77,969
		183,964

New Zealand–0.23%

Telecom Corp. of New Zealand Ltd.	13,027	31,502

Norway–0.48%

DNB ASA	3,810	67,328

Spain–0.20%

Gamesa Corporacion Tecnologica, S.A (a)	2,197	27,359

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Sweden–0.91%

Intrum Justitia AB	4,155	$126,943

Switzerland–1.88%

Adecco S.A.	484	36,164
Georg Fischer AG	257	169,687
OC Oerlikon Corporation AG	4,269	57,476
		263,327

United Kingdom–4.57%

Britvic PLC	8,362	98,630
BT Group PLC	9,246	60,291
ITV PLC	53,241	186,764
Next PLC	1,875	213,722
WH Smith PLC	4,232	80,436
		639,843

United States–31.22%

AECOM Technology Corp. (a)	2,000	67,900
AES Corp. (The)	3,100	45,291
Alexion Pharmaceuticals, Inc. (a)	300	47,697
Amgen Inc.	1,600	203,824
AOL Inc. (a)	1,000	38,550
Archer-Daniels-Midland Co.	4,200	194,880
Best Buy Co., Inc.	2,300	68,379
Brocade Communications Systems, Inc.	11,300	104,073
CA, Inc.	5,600	161,728
Cardinal Health, Inc.	800	57,320
Celgene Corp. (a)	400	34,860
Chesapeake Energy Corp.	6,900	181,953
Cisco Systems, Inc.	4,300	108,489
ConocoPhillips	2,600	214,500
Deckers Outdoor Corp. (a)	200	17,702
Devon Energy Corp.	800	60,400
Everest Re Group, Ltd.	800	124,728
GameStop Corp. -Class A	3,700	155,289
Garmin Ltd.	400	22,016
Hewlett-Packard Co.	6,100	217,221
HollyFrontier Corp.	600	28,206
Huntington Ingalls Industries Inc.	1,100	100,012
L-3 Communications Holdings, Inc.	400	41,984
Lexmark International, Inc. -Class A	4,200	201,726
Lincoln National Corp.	800	41,912
Live Nation Entertainment, Inc. (a)	1,700	39,457
Manpowergroup Inc.	900	70,101
Marathon Petroleum Corp.	600	50,088
Marvell Technology Group Ltd.	11,000	146,740
Nabors Industries Ltd.	1,200	32,592
NetApp, Inc.	3,100	120,404
Northrop Grumman Corp.	1,600	197,232
NVIDIA Corp.	3,700	64,750
Oracle Corp.	1,800	72,702
Oshkosh Corp.	700	32,354
Patterson-UTI Energy, Inc.	2,800	96,180
Pitney Bowes Inc.	1,400	37,884
R. R. Donnelley & Sons Co.	5,800	100,688
Raytheon Co.	1,400	127,078
Rite Aid Corp. (a)	5,500	36,795

	Shares	Value

United States–(continued)

Trinity Industries, Inc.	3,500	$152,740
United Therapeutics Corp. (a)	800	72,752
Valero Energy Corp.	1,300	66,040
VeriSign, Inc. (a)	1,900	102,695
Western Refining, Inc.	5,100	208,896
		4,368,808
Total Common Stocks (Cost $9,875,387)		10,442,848

Money Market Funds–7.88%

Premier Portfolio –Institutional Class (b)	551,520	551,520
Liquid Assets Portfolio –Institutional Class (b)	551,520	551,520
Total Money Market Funds (Cost $1,103,040)		1,103,040
TOTAL INVESTMENTS–82.51% (Cost $10,978,427)		11,545,888
OTHER ASSETS LESS LIABILITIES–17.49%		2,447,484
NET ASSETS–100.00%		$13,993,372

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Total Return Swap Agreements Outstanding at July 31, 2014

Reference Entity	Counterparty	Expiration Date	Floating Rate (1)	Notional Value	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	AUD-Overnight Rate	AUD (26,959)	$230	$(24,825)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Bank of Canada Overnight Lending Rate	CAD (798,297)	12,160	(719,972)
Equity Securities-Short	Morgan Stanley & Co. LLC	02/20/15	Tom-Next Overnight Index Swap Rate for Swiss Franc	CHF (184,857)	2,846	(200,578)
Equity Securities-Short	Morgan Stanley & Co. LLC	03/24/16	Copenhagen Interbank Offered Rate	DKK (277,552)	(3,420)	(53,251)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Euro Overnight Index Average	EUR (318,115)	(1,391)	(427,289)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Euro Overnight Index Average	EUR (485,786)	(9,441)	(659,860)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	GBP Sterling Overnight Index Average	GBP (504,898)	11,876	(840,513)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Overnight Rate calculated by Hong Kong Broker Association	HKD (1,601,934)	(5,040)	(211,739)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Japan Overnight Rate	JPY (266,830,800)	(8,090)	(2,602,042)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Norwegian Interbank Offered Rate	NOK (1,115,187)	6,047	(171,391)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Stockholm InterBank Offered Rate	SEK (1,250,501)	4,496	(176,774)
Equity Securities-Short	Morgan Stanley & Co. LLC	12/20/15	Federal Funds Floating Rate	USD (4,186,840)	99,710	(4,085,771)
					$ 109,983(2)(3)	$(10,174,005)

Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
DKK	–	Danish Krone

EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen

NOK	–	Norwegian Krone
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

(1)	The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap and pays or receives a specific rate which is denominated in various currencies based on the currencies of the securities underlying the total return swap.
(2)	Amount includes $(1,163) of dividends and financing fees payable from the Fund to the counterparty.
(3)	Swaps collateralized by $60,954 cash held with Morgan Stanley & Co. LLC, the Counterparty

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

The following table represents the individual short positions and related values of equity securities underlying the equity swap basket with Morgan Stanley & Co. LLC as of July 31, 2014.

	Shares	Value
Equity Securities - Short

Australia

GrainCorp Ltd.-Class A	(3,067)	$ (24,825)

Canada

Athabasca Oil Corp.	(17,900)	(102,281)

Enbridge Inc.	(2,400)	(117,656)

MEG Energy Corp.	(2,600)	(93,240)

Paramount Resources Ltd.-Class A	(2,700)	(138,133)

Secure Energy Services Inc.	(1,700)	(35,971)

Tourmaline Oil Corp.	(3,900)	(183,607)

Trican Well Service Ltd.	(3,400)	(49,084)

		(719,972)

Denmark

Genmab A/S	(1,328)	(53,251)

Germany

Deutsche Wohnen AG-BR	(3,306)	(71,774)

MorphoSys AG	(417)	(40,043)

MTU Aero Engines AG	(1,261)	(109,169)

Sky Deutschland AG	(9,939)	(89,891)

TAG Immobilien AG	(1,897)	(23,164)

Volkswagen AG	(399)	(93,248)

		(427,289)

Hong Kong

Esprit Holdings Ltd.	(33,500)	(52,735)

Hong Kong & China Gas Co. Ltd.	(45,100)	(98,695)

Shangri-La Asia Ltd.	(38,000)	(60,309)

		(211,739)

Japan

Asics Corp.	(1,900)	(40,638)

Fast Retailing Co. Ltd.	(100)	(33,448)

Hakuhodo DY Holdings Inc.	(10,500)	(111,166)

Hamamatsu Photonics KK	(700)	(33,278)

Hokkaido Electric Power Co., Inc.	(6,100)	(53,255)

Hulic Co. Ltd.	(9,000)	(107,710)

Isetan Mitsukoshi Holdings Ltd.	(14,900)	(187,445)

Keyence Corp.	(300)	(131,961)

Kikkoman Corp.	(3,000)	(66,556)

	Shares	Value

Japan – (continued)

Kintetsu Corp.	(8,000)	$ (29,321)

Kyushu Electric Power Co. Inc.	(13,300)	(149,085)

M3 Inc.	(7,900)	(128,569)

Mazda Motor Corp.	(5,200)	(126,436)

McDonald’s Holdings Co. Japan Ltd.	(2,100)	(52,939)

Mitsubishi Estate Co. Ltd.	(3,000)	(74,300)

Mitsubishi Motors Corp.	(5,300)	(61,059)

Mitsui Chemicals Inc.	(52,000)	(141,552)

NGK Spark Plug Co., Ltd.	(2,000)	(60,471)

Nintendo Co., Ltd.	(1,200)	(134,455)

Olympus Corp.	(5,800)	(211,452)

Ono Pharmaceutical Co. Ltd.	(1,900)	(162,736)

Sawai Pharmaceutical Co. Ltd.	(500)	(28,485)

Sharp Corp.	(11,000)	(34,863)

SoftBank Corp.	(600)	(44,169)

Sugi Holdings Co. Ltd.	(4,500)	(193,588)

Sumitomo Realty & Development Co. Ltd.	(1,000)	(41,829)

Yamaha Motor Co. Ltd.	(9,600)	(161,276)

		(2,602,042)

Norway

Schibsted ASA	(3,050)	(147,973)

Telenor ASA	(1,016)	(23,418)

		(171,391)

Supranational

ASML Holding N.V.	(1,133)	(107,341)

Dassault Systemes	(658)	(44,173)

Galp Energia SGPS SA	(5,967)	(105,937)

IPSOS	(729)	(19,760)

OCI N.V.	(1,963)	(75,063)

Remy Cointreau SA	(2,283)	(186,918)

Koninklijke Vopak NV	(2,601)	(120,668)

		(659,860)

Sweden

Volvo AB-Class B	(14,415)	(176,774)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Switzerland

Swiss Prime Site AG	(614)	$ (48,779)

Syngenta AG	(425)	(151,799)

		(200,578)

United Kingdom

ASOS PLC	(1,900)	(80,382)

G4S PLC	(15,846)	(67,199)

Intertek Group PLC	(3,740)	(161,888)

Melrose Industries PLC	(33,828)	(150,309)

Monitise PLC	(106,330)	(82,573)

Ophir Energy PLC	(31,794)	(115,669)

Polyus Gold International Ltd.	(9,397)	(29,388)

UBM PLC	(11,051)	(115,576)

Weir Group PLC (The)	(866)	(37,529)

		(840,513)

United States

ACI Worldwide Inc.	(2,100)	(39,354)

Alexander & Baldwin Inc.	(3,500)	(133,595)

Amazon.com Inc.	(100)	(31,299)

Arthur J Gallagher & Co.	(500)	(22,500)

Ascena Retail Group, Inc.	(3,400)	(54,604)

Atwood Oceanics Inc.	(600)	(28,890)

Beacon Roofing Supply Inc.	(2,100)	(58,044)

BioMarin Pharmaceutical Inc.	(2,200)	(136,004)

Carpenter Technology Corp.	(400)	(21,656)

Cepheid, Inc.	(2,300)	(86,572)

Chart Industries, Inc.	(1,000)	(76,050)

Clean Harbors, Inc.	(500)	(28,815)

Cypress Semiconductor Corp.	(11,400)	(115,254)

Darden Restaurants, Inc.	(400)	(18,700)

DigitalGlobe Inc.	(1,200)	(31,380)

Duke Energy Corp.	(700)	(50,491)

Family Dollar Stores, Inc.	(1,400)	(104,650)

Fastenal Co.	(3,800)	(168,549)

Fortune Brands Home & Security Inc.	(2,000)	(75,580)

Fresh Market, Inc. (The)	(1,100)	(32,923)

Genesee & Wyoming Inc.	(1,300)	(129,649)

Gulfport Energy Corp.	(2,600)	(138,866)

	Shares	Value

United States – (continued)

Haemonetics Corp.	(2,700)	$ (96,039)

Howard Hughes Corp. (The)	(200)	(29,084)

Kinder Morgan Management, LLC	(2,530)	(194,633)

Liberty Global PLC	(1,000)	(41,600)

Life Time Fitness, Inc.	(1,400)	(55,090)

Lululemon Athletica Inc.	(700)	(26,926)

Madison Square Garden Co. (The)	(400)	(23,736)

Markel Corp.	(300)	(189,633)

National Instruments Corp.	(6,000)	(191,040)

NCR Corp.	(4,700)	(145,465)

NetSuite Inc.	(700)	(59,017)

Northeast Utilities	(2,000)	(87,800)

Ocwen Financial Corp.	(1,300)	(39,221)

ONEOK, Inc.	(300)	(19,329)

Owens Corning	(1,700)	(57,885)

Panera Bread Co.	(700)	(103,110)

Pentair PLC	(600)	(38,442)

Perrigo Co PLC	(400)	(60,180)

PVH Corp	(400)	(44,072)

Rackspace Hosting, Inc.	(1,300)	(39,377)

salesforce.com. inc.	(400)	(21,700)

SBA Communications Corp.	(1,300)	(139,009)

Semtech Corp.	(1,700)	(37,961)

Stratasys Ltd.	(300)	(30,174)

Susquehanna Bancshares, Inc.	(1,900)	(19,342)

T-Mobile US, Inc.	(1,000)	(32,940)

Trimble Navigation Ltd	(4,700)	(145,230)

Triumph Group, Inc.	(2,400)	(152,040)

Ulta Salon Cosmetics & Fragrance, Inc.	(1,000)	(92,330)

Ultimate Software Group, Inc. (The)	(200)	(26,992)

United Continental Holdings Inc.	(700)	(32,473)

ViaSat, Inc.	(3,600)	(210,492)

Woodward Inc.	(400)	(19,984)

		(4,085,771)

Total Equity Securities-Short		$(10,174,005)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Market Neutral Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that

Invesco Global Market Neutral Fund

E.	Swap Agreements – (continued)

time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party make payments based on a set rate, either fixed or variable, while the other party make payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing income payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

F.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Global Market Neutral Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 19, 2013 (commencement date) to July 31, 2014, there were transfers from Level 1 to Level 2 of $2,303,692 and from Level 2 to Level 1 of $276,199, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$110,632	$—	$110,632
Canada	706,809	—	—	706,809
Denmark	—	156,432	—	156,432
Finland	—	70,381	—	70,381
France	—	218,107	—	218,107
Germany	95,478	426,862	—	522,340
Ireland	224,755	—	—	224,755
Israel	103,852	—	—	103,852
Japan	—	2,513,491	—	2,513,491
Macau	—	106,975	—	106,975
Netherlands	105,995	77,969	—	183,964
New Zealand	—	31,502	—	31,502
Norway	—	67,328	—	67,328
Spain	—	27,359	—	27,359
Sweden	—	126,943	—	126,943
Switzerland	—	263,327	—	263,327
United Kingdom	—	639,843	—	639,843
United States	5,471,848	—	—	5,471,848
	6,708,737	4,837,151	—	11,545,888
Swap Agreements*	—	108,820	—	108,820
Total Investments	$6,708,737	$4,945,971	$—	$11,654,708
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity risk:
Swap agreements	$136,202	$(27,382)

Invesco Global Market Neutral Fund

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to July 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Swap Agreements
Realized Gain:
Equity risk	$ 186
Change in Unrealized Appreciation (Depreciation):
Equity risk	108,820
Total	$109,006

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
AUD	(65,141)
CAD	(834,341)
CHF	(169,810)
DKK	(91,318)
EUR – Germany	(333,970)
EUR – Supranational	(469,682)
GBP	(496,612)
HKD	(1,312,105)
JPY	(228,942,384)
NOK	(281,576)
SEK	(1,317,420)
SGD	(36,410)
USD	$ (4,210,742)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to July 31, 2014 was $12,134,964 and $2,316,268, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$846,524
Aggregate unrealized (depreciation) of investment securities	(279,063)
Net unrealized appreciation of investment securities	$567,461
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	GMS-QTR-1	7/14	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–34.33%

U.S. Treasury Bills–28.48%(a)

U.S. Treasury Bills (b)	0.07%	08/07/14	$8,340,000	$8,339,993
U.S. Treasury Bills (b)(c)	0.07%	08/28/14	9,785,000	9,784,926
U.S. Treasury Bills (b)	0.05%	12/04/14	4,000,000	3,999,513
U.S. Treasury Bills (c)	0.10%	01/08/15	5,800,000	5,798,838
U.S. Treasury Bills	0.05%	01/15/15	8,700,000	8,698,181
U.S. Treasury Bills	0.05%	01/22/15	8,120,000	8,118,231
U.S. Treasury Bills	0.06%	01/29/15	5,410,000	5,408,707
				50,148,389

U.S. Treasury Notes–5.85%

U.S. Treasury Notes (d)	0.07%	01/31/16	1,000,000	999,868
U.S. Treasury Notes (d)	0.09%	04/30/16	9,290,000	9,290,691
				10,290,559
Total U.S. Treasury Securities (Cost $60,435,801)				60,438,948

			Shares

Money Market Funds–66.50%

Liquid Assets Portfolio—Institutional Class (e)			42,206,589	42,206,589
Premier Portfolio—Institutional Class (e)			42,206,588	42,206,588
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland)—Institutional Class (e)			32,684,802	32,684,802
Total Money Market Funds (Cost $117,097,979)				117,097,979
TOTAL INVESTMENTS–100.83% (Cost $177,533,780)				177,536,927
OTHER ASSETS LESS LIABILITIES–(0.83)%				(1,465,250)
NET ASSETS–100.00%				$176,071,677

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long		44	December-2014	$4,704,480	$(160,305)
Cotton No.2	Short		128	December-2014	(4,023,680)	623,439
Gas Oil	Long		7	September-2014	622,650	(335)
Gasoline Reformulated Blendstock Oxygenate Blending	Long		24	September-2014	2,819,880	(66,395)
Heating Oil	Long		1	January-2015	122,863	(3,472)
Silver	Long		42	September-2014	4,286,520	(169,657)
Soybean	Long		1	November-2014	54,100	(6,846)
WTI Crude	Long		45	October-2014	4,379,400	57,915
Subtotal–Commodity Risk						274,344
Australia 10 Year Bonds	Long		127	September-2014	14,268,057	308,690
Canada 10 Year Bonds	Long		264	September-2014	33,148,308	485,477
Euro Bonds	Long		159	September-2014	31,504,866	660,836
Long Gilt	Long		138	September-2014	25,785,297	187,077
U.S. Treasury 20 Year Bonds	Long		130	September-2014	17,862,813	61,991
Subtotal–Interest Rate Risk						1,704,071
Dow Jones EURO STOXX 50 Index	Long		471	September-2014	19,669,097	(904,126)
E-Mini S&P 500 Index	Long		152	September-2014	14,628,480	(35,473)
FTSE 100 Index	Long		106	September-2014	11,958,280	(47,501)
Hang Seng Index	Long		113	August-2014	18,054,980	410,944
Russell 2000 Index Mini	Long		120	September-2014	13,400,400	(665,509)
Tokyo Stock Price Index	Long		114	September-2014	14,324,810	577,321
Subtotal–Market Risk						(664,344)
Total Futures Contracts						$1,314,071

Swap Agreements		Counterparty		Termination Date
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	24,650	December-2014	$4,091,242	$0
Receive a return equal to the Barclays Capital Soymeal Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	1,640	October-2014	1,624,838	7,488
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	20,700	October-2014	11,775,009	(25,171)
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and receive the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	1,600	February-2015	(501,798)	0
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	18,650	April-2015	2,049,816	(39,491)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley Capital Services LLC	7,400	October-2014	$883,083	$(5,576)
Subtotal–Commodity Risk						(62,750)
Receive a return equal to Canada 10 Year Bond Futures multiplied by 0.01% of the Notional Value.	Long	Bank of America, N.A.	30	September-2014	3,766,853	48,963
Receive a return equal to Eurex Euro Bond Futures multiplied by 0.01% of the Notional Value.	Long	Goldman Sachs International	27	September-2014	5,349,883	106,104
Subtotal–Interest Rate Risk						155,067
Total Swap Agreements						$92,317

Index Information:

Dow Jones-UBS Gold Index	—	a commodity index composed of futures contracts on gold.

Barclays Capital Soymeal Nearby Excess Return Index	—	a commodity index composed of futures contracts on soybean meal.

Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on copper.

S&P GSCI Sugar Excess Return A141 Strategy	—	a commodity index composed of futures contracts on sugar.

S&P GSCI Gold Index Excess Return	—	a commodity index composed of futures contracts on gold.

S&P GSCI Aluminum Dynamic Roll Excess Return Index	—	a commodity index composed of futures contracts on aluminum.

Notes to Consolidated Schedule of Investments:

(a) Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c) All or a portion of the value was designated as collateral for swap agreements. See Note 1H and Note 3.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2014.

(e) The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Markets Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Markets Strategy Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Markets Strategy Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

F.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific

Invesco Global Markets Strategy Fund

H.	Swap Agreements – (continued)

periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Global Markets Strategy Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$117,097,979	$—	$—	$117,097,979
U.S. Treasury Securities	—	60,438,948	—	60,438,948
	117,097,979	60,438,948	—	177,536,927
Futures*	1,314,071	—	—	1,314,071
Swap Agreements*	—	92,317	—	92,317
Total Investments	$118,412,050	$60,531,265	$—	$178,943,315

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type (a)	Assets	Liabilities
Commodity risk:
Futures contracts	$681,354	$(407,010)
Swap agreements	7,488	(70,238)
Interest rate risk:
Futures contracts	1,704,071	—
Swap agreements	155,067	—
Market risk:
Futures contracts	988,265	(1,652,609)
Total	$3,536,245	$(2,129,857)
(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Invesco Global Markets Strategy Fund

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(3,361,929)	$(1,431,223)
Interest rate risk	5,071,332	722,283
Market risk	3,625,272	—
Change in Unrealized Appreciation (Depreciation):
Commodity risk	392,029	(48,039)
Interest rate risk	439,986	148,909
Market risk	(2,814,029)	—
Total	$ 3,352,661	$ (608,070)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures	Swap Agreements
Average notional value	$216,900,227	$35,834,782

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $0 and $0, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $10,290,273 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,147
Aggregate unrealized (depreciation) of investment securities	—
Net unrealized appreciation of investment securities	$3,147
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Markets Strategy Fund

Invesco Global Targeted Returns Fund
Quarterly Schedule of Portfolio Holdings July 31, 2014

invesco.com/us	GTR-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

Invesco Global Targeted Returns Fund

Schedule of Investments in Affiliated Issuers–69.25%(a)

	% of Net Assets 07/31/14	Value 12/19/13 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 07/31/14	Value 07/31/14
Domestic Equity Funds–16.16%
Invesco Comstock Fund (b)	10.17%	—	$3,072,821	$—	$189,407	$—	$22,821	130,855	$3,262,228
Invesco Diversified Dividend Fund (b)	5.99%	—	1,845,524	—	74,829	—	15,524	109,860	1,920,353
Total Domestic Equity Funds		—	4,918,345	—	264,236	—	38,345	240,715	5,182,581
Fixed-Income Funds–11.73%
Invesco High Yield Fund (b)	11.73%	—	3,764,677	—	(344)	—	122,134	838,382	3,764,333
Foreign Equity Funds–32.57%
Invesco Asia Pacific Growth Fund (c)	12.63%	—	3,660,000	—	392,839	—	—	120,692	4,052,839
Invesco European Growth Fund (c)	9.80%	—	3,050,000	—	93,055	—	—	79,170	3,143,055
Invesco International Growth Fund (b)	10.14%	—	3,050,000	—	202,755	—	—	90,834	3,252,755
Total Foreign Equity Funds		—	9,760,000	—	688,649	—	—	290,696	10,448,649
Money Market Funds–8.79%
Liquid Assets Portfolio-Institutional Class	4.39%	—	21,649,022	(20,238,307)	—	—	836	1,410,715	1,410,715
Premier Portfolio-Institutional Class	4.40%	—	21,649,023	(20,238,307)	—	—	283	1,410,716	1,410,716
Total Money Market Funds		—	43,298,045	(40,476,614)	—	—	1,119	2,821,431	2,821,431
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $21,264,453)	69.25%	$—	$61,741,067	$(40,476,614)	$952,541	$—	$161,598		$22,216,994

	Principal Amount
Sovereign Debt–4.71%(d)
Hungary Government Bond (Hungary), Series 23, Class A, Unsec. Bonds, 6.00%, 11/24/23	HUF	5,529,000	602,467
Poland Government Bond (Poland), Series 1023, Unsec. Bonds, 4.00%, 10/25/23	PLN	60,930,000	287,748
South Africa Government Bond (South Africa), Series R186, Unsec. Bonds, 10.50%, 12/21/26	ZAR	1,856,000	622,474
Total Sovereign Debt (Cost $1,555,516)			1,512,689
OPTIONS PURCHASED–3.95% (Cost $1,871,019)			1,267,721
TOTAL INVESTMENTS–77.91% (Cost $24,690,988)			24,997,404
OTHER ASSETS LESS LIABILITIES–22.09%			7,085,628
NET ASSETS–100.00%			$32,083,032

Abbreviations:

HUF – Hungarian Forint	Unsec. – Unsecured
PLN – Polish Zloty	ZAR – South African Rand

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The Fund invests in Class R6 shares of the mutual funds listed.
(c)	The Fund invests in Class Y shares of the mutual funds listed.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Broker	Expiration Date	Number of Contracts	Strike Price		Notional Value(e)		Value
DAX Index	Call	BNP Securities	06/19/15	43	EUR	9,800	EUR	2,107,000	$119,060
DAX Index	Call	UBS AG	06/19/15	4	EUR	9,800	EUR	196,000	11,075
UKX Index	Call	Goldman Sachs & Co.	12/19/14	5	GBP	6,600	GBP	330,000	20,596
UKX Index	Call	Bank of America Securities LLC	12/19/14	3	GBP	6,600	GBP	198,000	12,358
UKX Index	Call	UBS AG	12/19/14	20	GBP	6,600	GBP	1,320,000	82,384
Subtotal - Open Exchange-Traded Index Call Options Purchased				75					245,473
FTSE MIB Index	Put	Goldman Sachs & Co.	06/19/15	45	EUR	19,000	EUR	2,565,000	161,773
FTSE MIB Index	Put	Bank of America Securities LLC	06/19/15	5	EUR	19,000	EUR	285,000	17,975
Hang Seng China Enterprises Index	Put	Morgan Stanley	12/30/15	54	HKD	10,000	HKD	27,000,000	245,610
Hang Seng China Enterprises Index	Put	Goldman Sachs & Co.	12/30/15	7	HKD	8,400	HKD	2,940,000	11,606
Hang Seng China Enterprises Index	Put	J.P. Morgan Chase Bank, NA	12/30/15	5	HKD	8,800	HKD	2,200,000	11,000
Hang Seng China Enterprises Index	Put	Morgan Stanley	12/30/15	7	HKD	9,200	HKD	3,220,000	19,825
Hang Seng China Enterprises Index	Put	HSBC	12/30/15	9	HKD	9,600	HKD	4,320,000	32,516
Hang Seng China Enterprises Index	Put	J.P. Morgan Chase Bank, NA	12/30/15	5	HKD	9,600	HKD	2,400,000	18,064
SX5E Index	Put	Morgan Stanley	06/19/15	74	EUR	2,600	EUR	1,924,000	70,148
SX5E Index	Put	Goldman Sachs & Co.	06/19/15	10	EUR	2,650	EUR	265,000	10,805
SX5E Index	Put	UBS AG	06/19/15	80	EUR	2,700	EUR	2,160,000	98,329
SX5E Index	Put	Bank of America Securities LLC	06/19/15	16	EUR	2,800	EUR	448,000	25,214
EURO STOXX Banks Index	Put	Deutsche Banc	12/18/15	42	EUR	130	EUR	273,000	31,491
EURO STOXX Banks Index	Put	Bank of America Securities LLC	12/18/15	95	EUR	140	EUR	665,000	100,484
EURO STOXX Banks Index	Put	Bank of America Securities LLC	12/18/15	42	EUR	140	EUR	294,000	44,425
EURO STOXX Banks Index	Put	Goldman Sachs & Co.	12/18/15	24	EUR	140	EUR	168,000	25,385
EURO STOXX Banks Index	Put	UBS AG	12/18/15	1	EUR	140	EUR	7,000	1,058
UKX Index	Put	Morgan Stanley	12/18/15	2	GBP	6,300	GBP	126,000	12,729
UKX Index	Put	Goldman Sachs & Co.	12/18/15	1	GBP	6,400	GBP	64,000	7,006
UKX Index	Put	UBS AG	12/18/15	9	GBP	6,600	GBP	594,000	76,805
Subtotal - Open Exchange-Traded Index Put Options Purchased				533					1,022,248
Total Index Options Purchased (Cost $1,871,019) - Market Risk				608					$1,267,721

Abbreviations:

EUR - Euro	HKD – Hong Kong Dollar
GBP – British Pound Sterling

(e)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Exchange-Traded Index Options Written(f)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(e)		Value	Unrealized Appreciation (Depreciation)
CAC Index	Call	BNP Securities	06/19/15	49	EUR	4,200	$219,122	EUR	2,058,000	$148,736	$70,386
CAC Index	Call	UBS AG	06/19/15	5	EUR	4,200	20,499	EUR	210,000	15,177	5,322
SMI Index	Call	Morgan Stanley	12/19/14	25	CHF	8,200	114,513	CHF	2,050,000	110,640	3,873
SMI Index	Call	Goldman Sachs & Co.	12/19/14	5	CHF	8,200	20,207	CHF	410,000	22,128	(1,921)
SMI Index	Call	Bank of America Securities LLC	12/19/14	3	CHF	8,200	18,271	CHF	246,000	13,277	4,994
Subtotal - Open Exchange-Traded Index Call Options Written				87			392,612			309,958	82,654

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Written(f) – (continued)

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(e)		Value	Unrealized Appreciation (Depreciation)
DAX Index	Put	Morgan Stanley	08/15/14	23	EUR	9,100	$2,887	EUR	1,046,500	$6,344	$(3,457)
DAX Index	Put	Goldman Sachs & Co.	08/15/14	2	EUR	9,200	201	EUR	92,000	796	(595)
DAX Index	Put	Morgan Stanley	09/19/14	23	EUR	9,100	9,503	EUR	1,046,500	19,077	(9,574)
DAX Index	Put	Goldman Sachs & Co.	09/19/14	2	EUR	9,200	855	EUR	92,000	2,016	(1,161)
SPX Index	Put	Morgan Stanley	08/16/14	7	USD	1,800	19,950	USD	1,260,000	2,626	17,324
SPX Index	Put	Morgan Stanley	08/16/14	1	USD	1,880	250	USD	188,000	1,130	(880)
SPX Index	Put	Morgan Stanley	09/20/14	7	USD	1,860	12,110	USD	1,302,000	15,015	(2,905)
SPX Index	Put	Morgan Stanley	10/18/14	1	USD	1,880	1,050	USD	188,000	2,700	(1,650)
SPX Index	Put	UBS AG	10/18/14	8	USD	1,860	16,560	USD	1,488,000	24,920	(8,360)
SPX Index	Put	Morgan Stanley	09/20/14	1	USD	1,880	1,900	USD	188,000	3,650	(1,750)
SX5E Index	Put	Morgan Stanley	06/19/15	37	EUR	2,950	164,846	EUR	1,091,500	82,978	81,868
SX5E Index	Put	Goldman Sachs & Co.	06/19/15	5	EUR	2,950	19,486	EUR	147,500	11,213	8,273
SX5E Index	Put	UBS AG	06/19/15	40	EUR	3,000	152,484	EUR	1,200,000	100,471	52,013
SX5E Index	Put	Bank of America Securities LLC	06/19/15	8	EUR	3,100	19,956	EUR	248,000	25,075	(5,119)
IBEX 35 mini Futures	Put	Bank of America Securities LLC	06/19/15	25	EUR	9,000	7,063	EUR	225,000	7,397	(334)
IBEX 35 mini Futures	Put	Goldman Sachs & Co.	06/19/15	17	EUR	9,000	5,611	EUR	153,000	5,030	581
IBEX 35 mini Futures	Put	Morgan Stanley	06/19/15	217	EUR	9,000	143,799	EUR	1,953,000	64,210	79,589
Subtotal - Open Exchange-Traded Index Put Options Written				424			578,511			374,648	203,863
Total Index Options Written - Market Risk				511			$971,123			$684,606	$286,517

Currency Abbreviations:

EUR - Euro	USD - United States Dollar
CHF – Swiss Franc

(e)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.
(f)	Exchange-traded index options written collateralized by $1,932,016 cash held with Bank of America Securities LLC.

Open Over-The-Counter Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Call	Goldman Sachs & Co.	3.02%	Receive	6 Month GBP LIBOR	02/24/21	$310,634	GBP	8,000,000	$323,523	$(12,889)
5 Year Interest Rate Swap	Call	Barclays	3.06	Receive	6 Month GBP LIBOR	04/04/21	30,658	GBP	800,000	33,751	(3,093)
5 Year Interest Rate Swap	Call	Morgan Stanley	2.87	Receive	6 Month GBP LIBOR	07/25/21	31,418	GBP	900,000	30,302	1,116
Total Swaptions Written - Interest Rate Risk							$372,710			$387,576	$(14,866)
Total - Options Written							$1,343,833			$1,072,182	$271,651

Abbreviations:

GBP - British Pound Sterling
LIBOR - London interbank offer rate

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Options Written Transactions

	Call Options			Put Options
	Number of Contracts	Notional Value	Premiums Received	Number of Contracts	Notional Value	Premiums Received

Beginning of period	—	$ —	$ —	—	$ —	$ —
Written	211	12,671,000	1,116,728	713	26,450,900	912,661
Closed	(124)	(7,697,000)	(724,116)	(231)	(4,446,400)	(239,554)
Exercised	—	—	—	—	—	—
Expired	—	—	—	(58)	(10,095,500)	(94,596)

End of period	87	$ 4,974,000	$ 392,612	424	$ 11,909,000	$ 578,511

Open Futures Contracts(g)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Gilt	Long	10	September-2014	$1,868,500	$ 12,243
Euro OAT 10 Year	Short	10	September-2014	(1,902,309)	(45,675)
Subtotal - Interest Rate Risk					(33,432)
CAA Index	Long	92	September-2014	886,271	(66,246)
FTSE 100 Index	Long	13	September-2014	1,466,582	(17,336)
Hang Seng China Enterprises Index	Long	31	September-2014	2,227,771	40,401
Dow Jones EURO STOXX 50	Short	23	September-2014	(960,487)	34,424
E-Mini S&P 500 Index	Short	33	September-2014	(3,175,920)	6,001
MSCI AC Asia Index	Short	14	September-2014	(547,355)	(24,742)
Nikkei 225	Short	4	September-2014	(304,103)	(8,955)
Russell 2000 Index Mini	Short	17	September-2014	(1,898,390)	64,637
SPI 200 Index	Short	13	September-2014	(1,682,265)	(59,689)
STOXX Europe 600 Index	Short	112	September-2014	(2,514,026)	77,491
Subtotal - Market Risk					45,986
Total - Futures Contracts					$ 12,554

(g)	Futures contracts collateralized by $1,136,675 cash held with Bank of America Securities LLC, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(i)
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(h)	Expiration Date		Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00%	1.04%	June-2024	EUR	4,592,985	$(142,394)	$ 130,558
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	1.04	June-2024	EUR	297,000	672	(2,079)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	1.04	June-2024	EUR	2,634,000	20,025	(32,546)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00	1.04	June-2024	EUR	779,000	1,535	(5,257)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Crossover Index	Buy	(5.00)	2.62	June-2019	EUR	1,187,000	(147,588)	(24,656)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.65	June-2019	EUR	4,592,985	(66,625)	(36,807)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Crossover Index	Buy	(5.00)	2.62	June-2019	EUR	78,000	(13,145)	2,026

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Credit Default Swap Agreements(i) – (continued)
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(h)	Expiration Date	Notional Value		Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)%	0.65%	June-2019	EUR	297,000	$(8,165)	$1,422
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.65	June-2019	EUR	2,634,000	(77,066)	16,627
Credit Suisse First Boston/ICE	Markit iTraxx Europe Crossover Index	Buy	(5.00)	2.62	June-2019	EUR	658,000	(112,767)	18,231
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.65	June-2019	EUR	779,000	(20,076)	2,492
Credit Suisse First Boston/ICE	Markit iTraxx Europe Crossover Index	Buy	(5.00)	2.62	June-2019	EUR	200,000	(30,501)	2,207
Total - Credit Default Swap Agreements - Credit Risk								$(596,095)	$72,218

Abbreviations:

EUR - Euro

ICE - Intercontinental Exchange

(h)	Implied credit spreads represent the current level as of July 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(i)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	3.06%	April-2021	GBP	400,000	$6,167
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.87	July-2021	GBP	450,000	(1,681)
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	2.85	March-2028	EUR	537,600	42,357
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	2.63	June-2028	EUR	387,870	17,382
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	2.32	July-2028	EUR	668,070	2,879
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.46	March-2034	USD	375,000	13,461
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.15	June-2034	USD	262,500	4,086
Credit Suisse First Boston/CME	Pay	6 Month JPY LIBOR	2.29	July-2034	JPY	518,822,000	(3,056)
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	3.92	July-2034	USD	450,000	494
Credit Suisse First Boston/CME	Pay	6 Month JPY LIBOR	2.30	July-2034	JPY	48,672,000	(227)
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.64	December-2043	USD	3,500,000	327,551
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.02	June-2044	USD	245,000	6,098
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	3.79	July-2044	USD	420,000	471
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	3.02	February-2021	GBP	4,000,000	58,826
Credit Suisse First Boston/CME	Pay	6 Month EUR LIBOR	3.20	December-2027	EUR	5,453,250	709,262

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(i) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.78%	December-2033	USD	3,750,000	$ 213,288
Credit Suisse First Boston/CME	Pay	3 Month USD LIBOR	4.26	March-2044	USD	350,000	17,685
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	3.43	December-2033	EUR	(2,726,625)	(197,995)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.58	June-2024	EUR	(258,580)	(7,160)
Credit Suisse First Boston/CME	Receive	6 Month JPY LIBOR	0.67	July-2024	JPY	(453,969,000)	(1,924)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.39	July-2024	EUR	(445,380)	(1,276)
Credit Suisse First Boston/CME	Receive	6 Month JPY LIBOR	0.67	July-2024	JPY	(42,588,000)	(139)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	3.10	June-2034	EUR	(193,935)	(7,052)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.80	July-2034	EUR	(334,035)	(1,818)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.84	March-2048	EUR	(215,040)	(30,778)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.68	June-2048	EUR	(155,148)	(13,874)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.41	July-2048	EUR	(267,228)	(2,301)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	1.81	March-2024	EUR	(358,400)	(21,573)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	2.10	December-2023	EUR	(3,635,500)	(368,817)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	3.26	March-2034	EUR	(268,800)	(14,392)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	3.04	December-2047	EUR	(2,181,300)	(465,009)
Total - Interest Rate Swap Agreements - Interest Rate Risk							$ 280,935

Abbreviations:

CME - Chicago Mercantile Exchange	GBP - British Pound Sterling	LIBOR - London Interbank Offer Rate
EUR - Euro	JPY - Japanese Yen	USD - United States Dollar

(i)	Centrally cleared swap agreements collateralized by $613,115 cash held with Credit Suisse First Boston.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, NA	Pay	3 Month STIBOR	2.45%	March-2024	SEK	3,173,200	$ 23,528
Morgan Stanley	Pay	3 Month BBR	3.91	March-2018	AUD	1,103,700	12,506
Morgan Stanley	Pay	3 Month STIBOR	2.16	June-2024	SEK	2,337,930	7,844
Royal Bank of Scotland Securities Inc.	Pay	3 Month STIBOR	1.88	July-2024	SEK	4,099,680	(2,023)
Morgan Stanley	Pay	3 Month BBR	3.34	July-2018	AUD	952,560	(686)
Morgan Stanley	Pay	3 Month BBR	4.07	December-2017	AUD	11,221,000	174,116
Barclays NA	Pay	3 Month STIBOR	2.80	December-2023	SEK	32,651,000	392,418
Bank of America Securities LLC	Receive	3 Month BBR	3.62	May-2018	AUD	3,000,000	(16,327)
Total - Interest Rate Swap Agreements - Interest Rate Risk							$ 591,376

Abbreviations:

AUD - Australian Dollar	SEK - Swedish Krona
BBR - Bank Base Rate	STIBOR - Stockholm Interbank Offer Rate

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	S&P 500 Index	Pay	15.00%	December-2014	USD	(14,700)	$ (2,016)
Goldman Sachs & Co.	S&P 500 Index	Pay	17.00	December-2014	USD	(1,750)	4,830
UBS	S&P 500 Index	Pay	17.15	December-2014	USD	(1,750)	5,049
HSBC New York	S&P 500 Index	Pay	17.90	December-2015	USD	(6,000)	(8,783)
HSBC New York	S&P 500 Index	Pay	18.00	December-2014	USD	(3,500)	13,597
Morgan Stanley	S&P 500 Index	Pay	18.00	December-2014	USD	(2,500)	10,152
Deutsche Banc	S&P 500 Index	Pay	18.10	December-2014	USD	(1,800)	7,189
UBS	S&P 500 Index	Pay	18.10	December-2015	USD	(2,500)	(2,401)
HSBC New York	S&P 500 Index	Pay	18.10	December-2015	USD	(2,500)	(2,401)
HSBC New York	S&P 500 Index	Pay	18.30	December-2015	USD	(4,200)	(5,064)
Morgan Stanley	S&P 500 Index	Pay	18.40	December-2014	USD	(1,600)	6,762
Deutsche Banc	S&P 500 Index	Pay	18.70	December-2014	USD	(17,500)	80,563
Goldman Sachs & Co.	S&P 500 Index	Pay	18.85	December-2014	USD	(3,500)	15,508
J.P. Morgan Chase Bank, NA	S&P 500 Index	Pay	18.90	December-2014	USD	(17,500)	83,189
Goldman Sachs & Co.	Hang Seng China Enterprise Index	Receive	22.10	December-2014	HKD	56,976	(12,466)
HSBC New York	Hang Seng China Enterprise Index	Receive	25.50	December-2015	HKD	15,500	548
HSBC New York	Hang Seng China Enterprise Index	Receive	25.60	December-2015	HKD	38,759	(884)
HSBC New York	Hang Seng China Enterprise Index	Receive	26.05	December-2015	HKD	16,276	(312)
Goldman Sachs & Co.	Hang Seng China Enterprise Index	Receive	26.10	December-2014	HKD	13,589	(10,809)
Morgan Stanley	Hang Seng China Enterprise Index	Receive	27.40	December-2014	HKD	9,700	(9,168)
HSBC New York	Hang Seng China Enterprise Index	Receive	27.50	December-2014	HKD	13,566	(12,512)
HSBC New York	Hang Seng China Enterprise Index	Receive	27.75	December-2015	HKD	19,066	(507)
J.P. Morgan Chase Bank, NA	Hang Seng China Enterprise Index	Receive	28.00	December-2014	HKD	135,664	(132,774)
Goldman Sachs & Co.	Hang Seng China Enterprise Index	Receive	28.00	December-2015	HKD	33,372	(1,943)
Deutsche Banc	Hang Seng China Enterprise Index	Receive	28.20	December-2014	HKD	13,900	(13,944)
Goldman Sachs & Co.	Hang Seng China Enterprise Index	Receive	28.60	December-2014	HKD	13,589	(13,999)
Deutsche Banc	Hang Seng China Enterprise Index	Receive	30.90	December-2015	HKD	158,920	(64,681)
Goldman Sachs & Co.	Hang Seng China Enterprise Index	Receive	31.35	December-2015	HKD	15,918	(7,297)
Goldman Sachs & Co.	Hang Seng Index	Receive	17.70	December-2014	HKD	56,976	(7,235)
UBS	Hang Seng Index	Receive	21.00	December-2014	HKD	13,589	(7,965)
UBS	Hang Seng Index	Receive	21.00	December-2015	HKD	31,007	1,295
HSBC New York	Hang Seng Index	Receive	21.05	December-2015	HKD	15,500	1,078
Morgan Stanley	Hang Seng Index	Receive	21.40	December-2014	HKD	9,700	(6,261)
HSBC New York	Hang Seng Index	Receive	21.40	December-2015	HKD	16,276	752
Morgan Stanley	Hang Seng Index	Receive	21.80	December-2014	HKD	16,000	(10,790)
Deutsche Banc	Hang Seng Index	Receive	21.90	December-2014	HKD	135,664	(92,670)
HSBC New York	Hang Seng Index	Receive	22.00	December-2014	HKD	13,566	(9,201)
Goldman Sachs & Co.	Hang Seng Index	Receive	22.80	December-2014	HKD	13,589	(10,472)
Total - Variance Swap Agreements - Market Risk							$ (216,043)

Currency Abbreviations:

HKD - Hong Kong Dollar

USD - United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Banc	USD/JPY	Pay	8.75%	July-2016	USD	(4,500)	$ (1,494)
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	8.90	June-2016	USD	(4,000)	368
Deutsche Banc	USD/JPY	Pay	9.00	June-2016	USD	(1,578)	290
Deutsche Banc	USD/JPY	Pay	9.05	June-2016	USD	(2,625)	805
Goldman Sachs & Co.	USD/JPY	Pay	9.05	June-2016	USD	(36,000)	8,405
Deutsche Banc	AUD/JPY	Receive	10.30	July-2016	AUD	4,763	1,773
Deutsche Banc	AUD/JPY	Receive	10.70	June-2016	AUD	8,107	(2,129)
Deutsche Banc	AUD/JPY	Receive	10.90	June-2016	AUD	2,794	(1,434)
Goldman Sachs & Co.	AUD/JPY	Receive	11.00	June-2016	AUD	36,000	(18,957)
Total - Volatility Swap Agreements - Currency Risk							$ (12,373)

Currency Abbreviations:

AUD - Australian Dollar	USD - United States Dollar
JPY - Japanese Yen

Open Forward Foreign Currency Contracts
		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
8/22/2014	State Street Bank & Trust Co.	AUD	509,646	USD	477,202	$472,853	$ 4,349
8/22/2014	State Street Bank & Trust Co.	CHF	1,074,453	USD	1,196,536	1,182,409	14,127
8/22/2014	State Street Bank & Trust Co.	EUR	2,028,069	USD	2,739,831	2,715,646	24,185
8/22/2014	State Street Bank & Trust Co.	GBP	316,259	USD	540,013	533,823	6,190
8/22/2014	State Street Bank & Trust Co.	HKD	5,074,000	USD	654,635	654,736	(101)
8/22/2014	State Street Bank & Trust Co.	JPY	14,395,000	USD	142,044	139,960	2,084
8/22/2014	State Street Bank & Trust Co.	SEK	3,750,000	USD	547,547	543,524	4,023
8/22/2014	State Street Bank & Trust Co.	USD	92,487	EUR	69,000	92,393	(94)
8/22/2014	State Street Bank & Trust Co.	USD	16,968	GBP	10,000	16,879	(89)
8/22/2014	State Street Bank & Trust Co.	USD	172,260	HKD	1,335,000	172,265	5
8/22/2014	State Street Bank & Trust Co.	USD	15,146	JPY	1,545,000	15,022	(124)
8/22/2014	State Street Bank & Trust Co.	USD	31,407	SEK	215,000	31,162	(245)
8/22/2014	State Street Bank & Trust Co.	USD	58,056	AUD	62,000	57,524	(532)
9/2/2014	Deutsche Banc	AUD	370,000	USD	345,935	343,010	2,925
9/2/2014	Deutsche Banc	CLP	84,661,500	USD	149,976	147,420	2,556
9/2/2014	Deutsche Banc	CNY	490,929	USD	79,554	79,431	123
9/2/2014	Deutsche Banc	IDR	372,859,200	USD	32,005	31,726	279
9/2/2014	Deutsche Banc	KRW	22,219,920	USD	21,600	21,478	122

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts – (continued)
		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
9/2/2014	Deutsche Banc	PHP	1,400,652	USD	32,348	$32,144	$ 204
9/2/2014	Deutsche Banc	SGD	22,275	USD	17,943	17,855	88
9/2/2014	Deutsche Banc	THB	687,096	USD	21,546	21,324	222
9/2/2014	Deutsche Banc	USD	148,515	BRL	333,120	145,332	(3,183)
9/2/2014	Deutsche Banc	USD	347,841	JPY	35,464,500	344,835	(3,006)
9/2/2014	Goldman Sachs & Co.	AUD	2,500,000	USD	2,338,700	2,317,646	21,054
9/2/2014	Goldman Sachs & Co.	CAD	95,349	USD	87,550	87,377	173
9/2/2014	Goldman Sachs & Co.	CLP	24,246,250	USD	43,320	42,220	1,100
9/2/2014	Goldman Sachs & Co.	JPY	408,000,000	USD	4,001,648	3,967,145	34,503
9/2/2014	Goldman Sachs & Co.	USD	2,351,458	JPY	239,750,000	2,331,184	(20,274)
9/2/2014	Royal Bank of Scotland Securities Inc.	JPY	40,700,000	USD	400,172	395,742	4,430
9/2/2014	Royal Bank of Scotland Securities Inc.	THB	6,461,712	USD	196,751	200,541	(3,790)
9/2/2014	State Street Bank & Trust Co.	AUD	1,340,435	USD	1,248,876	1,242,661	6,215
9/2/2014	State Street Bank & Trust Co.	CAD	3,611,300	USD	3,307,535	3,309,363	(1,828)
9/2/2014	State Street Bank & Trust Co.	CHF	622,684	USD	694,484	685,292	9,192
9/2/2014	State Street Bank & Trust Co.	CLP	800,886,750	USD	1,439,020	1,394,572	44,448
9/2/2014	State Street Bank & Trust Co.	CNY	4,481,169	USD	721,931	725,039	(3,108)
9/2/2014	State Street Bank & Trust Co.	EUR	3,351,787	USD	4,559,150	4,488,350	70,800
9/2/2014	State Street Bank & Trust Co.	GBP	2,243,899	USD	3,759,526	3,787,223	(27,697)
9/2/2014	State Street Bank & Trust Co.	IDR	3,457,755,000	USD	288,941	294,214	(5,273)
9/2/2014	State Street Bank & Trust Co.	JPY	374,009,680	USD	3,655,258	3,636,644	18,614
9/2/2014	State Street Bank & Trust Co.	PHP	13,300,740	USD	302,496	305,245	(2,749)
9/2/2014	State Street Bank & Trust Co.	SGD	209,433	USD	166,708	167,882	(1,174)
9/2/2014	State Street Bank & Trust Co.	USD	3,631,266	AUD	3,943,000	3,655,390	24,124
9/2/2014	State Street Bank & Trust Co.	USD	1,481,514	BRL	3,421,556	1,492,744	11,230
9/2/2014	State Street Bank & Trust Co.	USD	5,357,778	JPY	547,840,019	5,326,864	(30,914)
9/2/2014	State Street Bank & Trust Co.	USD	2,391,880	NOK	14,449,402	2,295,669	(96,211)
Total forward foreign currency contracts - Currency Risk							$ 106,973

Currency Abbreviations:

AUD - Australian Dollar	EUR - Euro	NOK - Norwegian Krone
BRL - Brazilian Real	GBP - British Pound Sterling	PHP - Philippine Peso
CAD - Canadian Dollar	HKD - Hong Kong Dollar	SEK - Swedish Krona
CHF - Swiss Franc	IDR - Indonesian Rupiah	SGD - Singapore Dollar
CLP - Chilean Peso	JPY - Japanese Yen	THB - Thai Baht
CNY - Chinese Yuan	KRW - South Korean Won	USD - United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Targeted Returns Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”).

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign

Invesco Global Targeted Returns Fund

A.	Security Valuations – (continued)

securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses

Invesco Global Targeted Returns Fund

D.	Foreign Currency Translations – (continued)

realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a

Invesco Global Targeted Returns Fund

G.	Swap Agreements – (continued)

notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco Global Targeted Returns Fund

G.	Swap Agreements – (continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be

Invesco Global Targeted Returns Fund

I.	Put Options Purchased and Written – (continued)

exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
K.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$22,216,994	$—	$—	$22,216,994

Foreign Sovereign Debt Securities	—	1,512,689	—	1,512,689

Options Purchased	1,267,721	—	—	1,267,721

	23,484,715	1,512,689	—	24,997,404

Forward Foreign Currency Contracts*	—	106,973	—	106,973

Futures*	12,554	—	—	12,554

Options Written*	(684,606)	(387,576)	—	(1,072,182)

Swap Agreements*	—	716,113	—	716,113

Total Investments	$22,812,663	$1,948,199	$—	$24,760,862

*	Forward Foreign Currency Contracts, Futures and Swap Agreements are valued at unrealized appreciation (depreciation). Options Written are shown at value.

Invesco Global Targeted Returns Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value

Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap agreements	$173,563	$(101,345)

Currency risk
Forward foreign currency contracts	307,365	(200,392)

Swap agreements	11,641	(24,014)

Interest rate risk
Futures contracts (a)	12,243	(45,675)

Options written	—	(387,576)

Swap agreements	2,030,419	(1,158,108)

Market risk
Futures contracts (a)	222,954	(176,968)

Options purchased (b)	1,267,721	—

Options written	—	(684,606)

Swap agreements	230,512	(446,555)

Total	$4,256,418	$(3,225,239)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations(a)

	Futures	Forward Foreign Currency Contracts	Swap Agreements	Options Written

Realized Gain (Loss)
Credit risk	$—	$—	$37,606	$—

Currency risk	—	416,814	—	124,650

Interest rate risk	(53,518)	—	40,118	—

Market Risk	(271,747)	—	—	(31,206)

Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	72,218	—

Currency risk	—	106,973	(12,373)	—

Interest rate risk	(33,432)	—	872,311	(14,866)

Market risk	45,986	—	(216,043)	286,517

Total	$(312,711)	$523,787	$793,837	$365,095

(a)	Options purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

Invesco Global Targeted Returns Fund

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, swap agreements, index options written, index options purchased, foreign currency options and swaptions outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements	Index Options Written	Index Options Purchased	Foreign Currency Options	Swaptions
Average notional value	$17,735,019	$37,896,783	$73,655,339	$58,251,275	$23,349,298	$23,349,298	$14,629,657
Average contracts	—	—	—	397	783	—	—

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to July 31, 2014 was $22,262,538 and $1,552,915, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$982,898
Aggregate unrealized (depreciation) of investment securities	(676,482)
Net unrealized appreciation of investment securities	$306,416
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Targeted Returns Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	ITR-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–87.70%(a)

Australia–1.94%

Australia Government Bond, Series 130, Sr. Unsec. Bonds, 4.75%, 06/15/16	AUD	1,200,000	$1,158,880

Austria–1.02%

OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75% (b)	EUR	400,000	607,861

Belgium–5.09%

Anheuser-Busch InBev N.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 09/24/25	GBP	200,000	344,110
Belgium Government Bond, Series 67, Unsec. Euro Bonds, 3.00%, 09/28/19	EUR	900,000	1,357,107
Series 71, Sr. Unsec. Euro Bonds, 3.75%, 06/22/45	EUR	800,000	1,330,561
			3,031,778

Brazil–1.14%

Votorantim Cimentos S.A., Sr. Unsec. Bonds, 3.25%, 04/25/21(c)	EUR	500,000	679,947

Canada–4.02%

Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/45	CAD	2,700,000	2,398,042

Czech Republic–0.30%

CET 21 spol sro, REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(c)	EUR	125,000	176,777

Denmark–0.64%

TDC A/S, Sr. Unsec. Medium- Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	383,673

France–6.79%

Banque Federative du Credit Mutuel S.A., Sr. Unsec. Medium-Term Euro Notes, 2.63%, 02/24/21	EUR	200,000	287,975
Caisse Francaise de Financement Local, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	130,000,000	1,316,636
Electricite de France S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 4.13% (b)	EUR	200,000	280,332

		Principal Amount	Value

France–(continued)

France Government Bond OAT, Unsec. Euro Bonds, 3.75%, 10/25/19	EUR	800,000	$1,251,005
4.00%, 04/25/60	EUR	500,000	909,917
			4,045,865

Germany–11.84%

Bundesrepublik Deutschland, Unsec. Euro Bonds, 1.75%, 02/15/24	EUR	3,400,000	4,804,009
EnBW Energie Baden- Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	180,953
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,709,542
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00% (b)	GBP	200,000	365,623
			7,060,127

Italy–4.70%

Italy Buoni Poliennali Del Tesoro, Sr. Unsec. Euro Bonds, 4.75%, 09/01/44(c)	EUR	800,000	1,243,393
5.00%, 03/01/25(c)	EUR	880,000	1,416,824
Manutencoop Facility Management SpA, REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(c)	EUR	100,000	143,932
			2,804,149

Japan–3.25%

Japan Government Twenty Year Bond, Series 122, Sr. Unsec. Bonds, 1.80%, 09/20/30	JPY	180,000,000	1,938,769

Luxembourg–0.23%

Magnolia BC S.A., REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/20(c)	EUR	100,000	138,576

Mexico–2.26%

Mexican Bonos, Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	15,800,000	1,346,337

Netherlands–3.79%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Unsec. Sub. Euro Bonds, 3.88%, 07/25/23	EUR	600,000	876,066
Series 1719A, Tranche 1, Sr. Unsec. Medium-Term Euro Notes, 1.85%, 04/12/17	JPY	90,000,000	912,056

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

		Principal Amount	Value

Netherlands–(continued)

Netherlands Government Bond, Unsec. Euro Bonds, 3.50%, 07/15/20(c)	EUR	300,000	$469,565
			2,257,687

New Zealand–5.21%

New Zealand Government Bond, Series 521, Sr. Unsec. Bonds, 6.00%, 05/15/21	NZD	3,300,000	3,105,562

Norway–3.26%

DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	362,549
Norway Government Bond, Series 476, Unsec. Bonds, 3.00%, 03/14/24	NOK	9,400,000	1,581,274
			1,943,823

Poland–7.08%

Poland Government Bond, Series 0718, Unsec. Bonds, 2.50%, 07/25/18	PLN	800,000	253,273
Poland Government International Bond, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	400,000,000	3,969,240
			4,222,513

South Korea–3.02%

Korea Treasury Bond, Series 04250-1409, Sr. Unsec. Bonds, 4.25%, 09/10/14	KRW	1,000,000,000	974,714
Republic of Korea, Sr. Unsec. Euro Notes, 2.13%, 06/10/24	EUR	600,000	822,138
			1,796,852

Spain–4.66%

Spain Government Bond, Sr. Unsec. Euro Bonds, 5.15%, 10/31/28(c)	EUR	1,700,000	2,778,677

Supranational–2.52%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,500,995

Sweden–1.07%

Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	144,641
Sweden Government Bond, Series 1053, Unsec. Bonds, 3.50%, 03/30/39	SEK	2,800,000	495,492
			640,133

		Principal Amount	Value

United Arab Emirates–0.57%

IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	200,000	$336,733

United Kingdom–9.02%

Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	402,018
Bakkavor Finance 2 PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(c)	GBP	105,000	187,010
Cabot Financial Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	100,000	192,877
Direct Line Insurance Group PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	318,949
Lloyds Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	399,175
Lowell Group Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	100,000	187,812
NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	441,929
Scottish Widows PLC, Unsec. Sub. Euro Notes, 5.50%, 06/16/23	GBP	150,000	263,287
SSE PLC, Unsec. Sub. Medium- Term Euro Notes, 5.45% (b)	GBP	400,000	695,742
Thomas Cook Finance PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/15/20(c)	EUR	120,000	172,899
Travelex Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.00%, 08/01/18(c)	GBP	100,000	179,371
United Kingdom Gilt, Unsec. Bonds, 3.25%, 01/22/44	GBP	1,160,000	1,936,933
			5,378,002

United States–4.28%

Bank of America Corp., Series 8, Sr. Unsec. Bonds, 2.31%, 06/26/17	JPY	100,000,000	1,026,578
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 2.00%, 02/22/17	JPY	150,000,000	1,524,362
			2,550,940
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $51,699,869)			52,282,698

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

	Principal Amount		Value

U.S. Dollar Denominated Bonds and Notes–5.49%

Brazil–1.89%

Marfrig Holding Europe B.V., Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(c)		$600,000	$599,700
Rio Oil Finance Trust, Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(c)		500,000	523,805
			1,123,505

France–0.81%

Societe Generale S.A., Jr. Unsec. Sub. Notes, 6.00% (b)(c)		500,000	484,505

Mexico–0.34%

Grupo Televisa S.A.B., Sr. Unsec. Global Notes, 5.00%, 05/13/45		200,000	200,039

Russia–0.78%

VimpelCom Holdings B.V., REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/23(c)		500,000	467,500

Switzerland–0.85%

Credit Suisse Group AG, Jr. Unsec. Sub. Notes, 6.25% (b)(c)		500,000	503,750

United States–0.82%

Walt Disney Co. (The), Sr. Unsec. Medium-Term Global Notes, 4.13%, 06/01/44		500,000	490,381
Total U.S. Dollar Denominated Bonds and Notes (Cost $3,267,614)			3,269,680

Collateralized Mortgage Obligations–2.94%

United Kingdom–1.13%

Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 1.90%, 07/15/42(a)(c)(d)	EUR	500,000	671,494

United States–1.81%

JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.25%, 06/25/37(d)		$317,526	292,799
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.36%, 08/25/35(d)		235,470	242,886
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5, Pass Through Ctfs., 4.42%, 09/15/46		500,000	544,604
			1,080,289
Total Collateralized Mortgage Obligations (Cost $1,785,522)			1,751,783

	Shares	Value

Money Market Funds–0.49%

Liquid Assets Portfolio –Institutional Class(e)	146,929	$146,929
Premier Portfolio –Institutional Class(e)	146,930	146,930
Total Money Market Funds (Cost $293,859)		293,859

TOTAL INVESTMENTS–96.62% (Cost $57,046,864)		57,598,020
OTHER ASSETS LESS LIABILITIES–3.38%		2,017,934
NET ASSETS–100.00%		$59,615,954

Investment Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
Ctfs.	— Certificates
EUR	— Euro
GBP	— British Pound Sterling
Gtd.	— Guaranteed
JPY	— Japanese Yen
Jr.	— Junior
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krona
NZD	— New Zealand Dollar
PLN	— Poland Zloty
REGS	— Regulation S
Sec.	— Secured
SEK	— Swedish Krona
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Perpetual bond with no specified maturity date.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $11,555,147, which represented 19.38% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2014.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic

Invesco International Total Return Fund

A.	Security Valuations – (continued)

conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco International Total Return Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Total Return Fund

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$—	$3,269,680	$—	$3,269,680
Foreign Debt Securities		16,740,986		16,740,986
Foreign Sovereign Debt Securities	—	35,541,712	—	35,541,712
Collateralized Mortgage Obligations	—	1,751,783	—	1,751,783
Money Market Funds	293,859	—	—	293,859
	293,859	57,304,161	—	57,598,020
Forward Foreign Currency Contracts*	—	51,452	—	51,452
Futures*	4,451	—	—	4,451
Total Investments	$298,310	$57,355,613	$—	$57,653,923

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type(a)	Assets	Liabilities
Currency risk
Forward foreign currency contracts	$111,562	$(60,110)
Interest rate risk
Futures contracts	151,898	(147,447)
Total	$263,460	$(207,557)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and forward foreign currency contracts.

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts
Realized Gain (Loss)
Currency risk	$—	$(214,705)
Interest rate risk	(471,245)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	—	121,993
Interest rate risk	(2,720)	—
Total	$(473,965)	$(92,712)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Futures	Forward Foreign Currency Contracts
Average notional value	$29,782,580	$19,497,158

Invesco International Total Return Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/05/2014	State Street Bank & Trust Co.	AUD	1,700,000	USD	1,576,242	$1,565,613	$ 10,629
12/05/2014	State Street Bank & Trust Co.	GBP	500,000	USD	851,710	843,073	8,637
12/05/2014	State Street Bank & Trust Co.	JPY	70,000,000	USD	680,901	681,181	(280)
12/05/2014	State Street Bank & Trust Co.	MXN	7,000,000	USD	535,651	524,609	11,042
12/05/2014	State Street Bank & Trust Co.	NOK	9,100,000	USD	1,455,546	1,441,009	14,537
12/05/2014	State Street Bank & Trust Co.	NZD	3,600,000	USD	3,077,136	3,019,721	57,415
12/05/2014	State Street Bank & Trust Co.	SEK	8,000,000	USD	1,168,368	1,159,066	9,302
12/05/2014	Citigroup Global Markets Inc.	USD	803,772	EUR	600,000	803,755	(17)
12/05/2014	State Street Bank & Trust Co.	USD	185,474	CAD	200,000	182,854	(2,620)
12/05/2014	State Street Bank & Trust Co.	USD	2,285,079	EUR	1,700,000	2,277,306	(7,773)
12/05/2014	State Street Bank & Trust Co.	USD	1,186,518	GBP	700,000	1,180,302	(6,216)
12/05/2014	State Street Bank & Trust Co.	USD	2,562,069	JPY	260,000,000	2,530,101	(31,968)
12/05/2014	State Street Bank & Trust Co.	USD	1,198,416	SEK	8,194,050	1,187,180	(11,236)
Total open forward foreign currency contracts – Currency Risk							$ 51,452

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican New Peso

NOK — Norwegian Krona

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — U.S. Dollar

Open Futures Contracts at Period-End(a)
	Type of	Number of	Expiration	Notional	Unrealized Appreciation
Futures Contracts	Contract	Contracts	Month	Value	(Depreciation)
Australia 10 Year Bonds	Long	5	September-2014	$ 561,735	$ (2,878)
Euro BTP	Long	15	September-2014	2,565,868	81,895
Japanese 10 Year Mini Bonds	Long	41	September-2014	5,816,770	27,868
Canada 10 Year Bonds	Short	23	September-2014	(2,887,921)	(44,059)
Euro Bonds	Short	36	September-2014	(7,133,177)	(98,952)
Long Gilt	Short	10	September-2014	(1,868,499)	(1,558)
U.S. Treasury 5 Year Notes	Short	80	September-2014	(9,506,875)	13,001
U.S. Treasury 10 Year Bonds	Short	48	September-2014	(5,981,250)	19,022
U.S. Ultra Bonds	Short	6	September-2014	(905,063)	10,112
Total Futures Contracts – Interest Rate Risk					$ 4,451

(a)	Futures collateralized by $641,341 cash held with Bank of America Securities LLC, the futures commission merchant.

Invesco International Total Return Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $100,029,819 and $93,043,158, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,880,325
Aggregate unrealized (depreciation) of investment securities	(1,347,875)
Net unrealized appreciation of investment securities	$532,450
Cost of investments for tax purposes is $57,065,570.

Invesco International Total Return Fund

Invesco Long/Short Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	LSE-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.25%

Aerospace & Defense–1.00%

L-3 Communications Holdings, Inc.	3,350	$351,616

Agricultural Products–1.43%

Archer-Daniels-Midland Co.	100	4,640
Ingredion Inc.	6,740	496,266
		500,906

Air Freight & Logistics–1.10%

C.H. Robinson Worldwide, Inc.	5,750	387,895

Airlines–1.20%

Southwest Airlines Co.	14,970	423,352

Aluminum–1.48%

Alcoa Inc.	31,660	518,907

Brewers–1.31%

Molson Coors Brewing Co. -Class B	6,820	460,555

Building Products–1.26%

Masco Corp.	21,350	444,080

Cable & Satellite–1.17%

Cablevision Systems Corp. -Class A	21,310	409,578

Casinos & Gaming–1.03%

MGM Resorts International (b)	13,480	361,803

Coal & Consumable Fuels–1.45%

Peabody Energy Corp.	33,700	511,229

Communications Equipment–2.82%

F5 Networks, Inc. (b)	4,750	534,803
Juniper Networks, Inc. (b)	19,310	454,557
		989,360

Computer & Electronics Retail–2.74%

Best Buy Co., Inc.	14,530	431,977
GameStop Corp. -Class A	12,660	531,340
		963,317

Construction Machinery & Heavy Trucks–1.39%

Joy Global Inc.	8,250	488,895

	Shares	Value

Consumer Electronics–1.32%

Harman International Industries, Inc.	4,260	$462,423

Data Processing & Outsourced Services–3.54%

Computer Sciences Corp.	8,110	505,983
Western Union Co. (The)	18,150	317,081
Xerox Corp.	31,720	420,607
		1,243,671

Department Stores–0.52%

Kohl’s Corp.	2,440	130,637
Macy’s, Inc.	920	53,167
		183,804

Diversified REIT’s–0.26%

Vornado Realty Trust	860	91,177

Diversified Support Services–0.52%

Cintas Corp.	2,940	184,044

Electric Utilities–2.51%

Edison International	5,270	288,796
Entergy Corp.	5,370	391,097
FirstEnergy Corp.	6,500	202,865
		882,758

Electronic Manufacturing Services–0.29%

Flextronics International Ltd. (b)	9,750	101,303

Gas Utilities–3.81%

AGL Resources Inc.	9,350	482,834
National Fuel Gas Co.	5,250	361,777
UGI Corp.	10,190	494,623
		1,339,234

Gold–0.73%

Franco-Nevada Corp.	4,530	256,172

Health Care Equipment–2.53%

Boston Scientific Corp. (b)	26,040	332,791
C.R. Bard, Inc.	2,810	419,337
St. Jude Medical, Inc.	2,070	134,943
		887,071

Health Care Services–0.95%

Omnicare, Inc.	5,320	332,500

Home Entertainment Software–1.46%

Electronic Arts Inc. (b)	15,250	512,400

Household Products–0.84%

Energizer Holdings, Inc. (Canada)	2,580	296,081

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Human Resource & Employment Services–1.45%

Manpowergroup Inc.	6,530	$508,622

Independent Power Producers & Energy Traders–1.11%

AES Corp. (The)	26,790	391,402

Industrial Machinery–1.21%

SPX Corp.	4,300	426,259

Integrated Telecommunication Services–1.72%

CenturyLink Inc.	820	32,177
Windstream Holdings Inc.	49,960	572,541
		604,718

Internet Retail–1.60%

Expedia, Inc.	6,480	514,641
Lands’ End, Inc. (b)	1,340	47,155
		561,796

Internet Software & Services–3.03%

AOL Inc. (Canada)(b)	12,940	498,837
VeriSign, Inc. (b)	10,470	565,903
		1,064,740

IT Consulting & Other Services–1.35%

Leidos Holdings, Inc.	12,800	472,832

Life & Health Insurance–1.73%

Lincoln National Corp. (Canada)	6,800	356,252
Unum Group	7,350	252,325
		608,577

Managed Health Care–0.46%

Humana Inc.	1,360	160,004

Marine–1.34%

Kirby Corp. (b)	4,030	469,334

Mortgage REIT’s–1.22%

Annaly Capital Management Inc.	38,640	428,904

Multi-Line Insurance–0.90%

Assurant, Inc.	4,980	315,533

Multi-Utilities–0.47%

Public Service Enterprise Group Inc.	4,650	163,541

Office Services & Supplies–1.53%

Pitney Bowes Inc.	19,900	538,494

Oil & Gas Drilling–2.74%

Helmerich & Payne, Inc.	4,320	459,043
Nabors Industries Ltd. (b)	18,530	503,275
		962,318

	Shares	Value

Oil & Gas Equipment & Services–1.36%

Seventy Seven Energy Inc. (b)	165	$3,701
Superior Energy Services, Inc.	14,180	476,448
		480,149

Oil & Gas Exploration & Production–6.56%

Chesapeake Energy Corp.	4,290	113,127
Cimarex Energy Co.	1,750	243,285
Denbury Resources Inc.	30,050	509,347
Encana Corp. (b)	17,870	385,098
Newfield Exploration Co. (b)	12,630	508,989
Penn West Petroleum Ltd. (b)	19,100	147,643
Southwestern Energy Co. (b)	3,270	132,697
Talisman Energy Inc. (Canada)	25,010	261,355
		2,301,541

Oil & Gas Refining & Marketing–1.61%

HollyFrontier Corp.	11,510	541,085
Valero Energy Corp.	510	25,908
		566,993

Paper Packaging–0.70%

Sealed Air Corp.	7,640	245,397

Pharmaceuticals–0.16%

Mylan Inc. (b)	1,170	57,763

Publishing–0.15%

Time Inc. (b)	2,150	51,815

Reinsurance–1.47%

PartnerRe Ltd.	4,950	516,582

Residential REIT’s–0.96%

UDR, Inc.	11,550	335,874

Retail REIT’s–1.69%

Kimco Realty Corp.	15,470	346,219
Regency Centers Corp.	3,950	214,722
Washington Prime Group Inc. (b)	1,825	34,474
		595,415

Security & Alarm Services–1.39%

ADT Corp. (The) (Canada)	14,010	487,548

Semiconductor Equipment–1.47%

Lam Research Corp.	7,360	515,200

Semiconductors–4.26%

Broadcom Corp. -Class A	1,700	65,042
Marvell Technology Group Ltd.	39,100	521,594
NVIDIA Corp.	20,680	361,900
Skyworks Solutions, Inc.	10,760	546,178
		1,494,714

Silver–1.47%

Silver Wheaton Corp.	19,730	515,150

Soft Drinks–1.47%

Dr Pepper Snapple Group, Inc.	8,780	515,913

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Specialized Finance–1.26%

NASDAQ OMX Group, Inc. (The)	10,520	$443,839

Specialized REIT’s–1.41%

Extra Space Storage Inc.	9,580	495,573

Specialty Stores–0.75%

Staples, Inc.	22,680	262,861

Steel–1.81%

United States Steel Corp.	18,950	634,635

Systems Software–0.77%

CA, Inc.	9,310	268,873

Technology Distributors–0.88%

Arrow Electronics, Inc. (b)	5,330	308,873

Technology Hardware, Storage & Peripherals–3.06%

Lexmark International, Inc. -Class A	10,700	513,921
NetApp, Inc.	13,310	516,960
Western Digital Corp.	450	44,924
		1,075,805

Trading Companies & Distributors–0.07%

United Rentals, Inc. (b)	230	24,357
Total Common Stocks & Other Equity Interests (Cost $32,499,446)		33,456,075

	Shares	Value

Money Market Funds–6.49%

Liquid Assets Portfolio –Institutional Class (c)	1,138,742	$1,138,742
Premier Portfolio –Institutional Class (c)	1,138,741	1,138,741
Total Money Market Funds (Cost $2,277,483)		2,277,483

TOTAL INVESTMENTS–101.74% (Cost $34,776,929)		35,733,558
OTHER ASSETS LESS LIABILITIES–(1.74)%		(610,220)
NET ASSETS–100.00%		$35,123,338

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Total return swaps outstanding as of July 31, 2014 were as follows:

Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation (Depreciation)(2)	Net Value of Reference Entities
Equity Securities Long	Morgan Stanley & Co., LLC	12/21/2015	Federal Funds floating rate	$34,376,026	$(976,083)(3)	$33,370,649
Equity Securities Short	Morgan Stanley & Co., LLC	12/21/2015	Federal Funds floating rate	(34,062,654)	545,964(4)	(33,490,397)
					$(430,119)

(1) The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2) Swaps collateralized by $52,464 cash held with Morgan Stanley & Co. LLC, the Counterparty.
(3) Amount includes $29,294 of dividends receivable and fees from the Fund to the counterparty.
(4) Amount includes $(26,293) of dividends payable and fees from the Fund to the counterparty.

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., LLC. as of July 31, 2014.

	Shares	Value
Equity Securities Long
Aerospace & Defense

Boeing Co. (The)	3,360	$404,812
General Dynamics Corp.	3,570	416,868
Lockheed Martin Corp.	3,200	534,303
Northrop Grumman Corp.	3,220	396,928
Raytheon Co.	5,400	490,157
		2,243,068

Agricultural Products

Archer-Daniels-Midland Co.	11,550	535,919

Airlines

Southwest Airlines Co.	3,850	108,878

Aluminum

Alcoa Inc.	2,300	37,697

Auto Parts & Equipment

Magna International Inc.	4,220	453,228

Biotechnology

Alexion Pharmaceuticals, Inc.	3,200	508,768

Brewers

Molson Coors Brewing Co.–Class B	40	2,701

Communications Equipment

Cisco Systems, Inc.	18,300	461,709
Juniper Networks, Inc.	1,560	36,722
QUALCOMM, Inc.	6,480	477,706
		976,137

Computer & Electronics Retail

Best Buy Co., Inc.	2,330	69,271

Construction Machinery & Heavy Trucks

Caterpillar Inc.	4,690	472,518

Consumer Finance

Capital One Financial Corp.	6,160	489,966

Data Processing & Outsourced Services

Western Union Co. (The)	340	5,940
Xerox Corp.	9,110	120,799
		126,739

Department Stores

Kohl’s Corp.	5,980	320,169
Macy’s, Inc.	6,840	395,284
		715,453

Diversified Chemicals

Dow Chemical Co. (The)	8,140	415,710

Diversified REIT’s

Vornado Realty Trust	2,900	307,458

	Shares	Value
Electric Utilities

American Electric Power Co., Inc.	2,740	$142,453
Edison International	3,630	198,924
Entergy Corp.	1,630	118,713
Exelon Corp.	16,650	517,482
FirstEnergy Corp.	7,000	218,470
		1,196,042

Electronic Components

Corning Inc.	26,200	514,830

Gold

Barrick Gold Corp.	28,350	512,568

Health Care Distributors

Cardinal Health, Inc.	7,390	529,494

Health Care Equipment

Boston Scientific Corp.	1,400	17,892
St. Jude Medical, Inc.	3,160	206,000
		223,892

Health Care Services

Express Scripts Holding Co.	7,800	543,270

Human Resource & Employment Services

Manpowergroup Inc.	20	1,558

Hypermarkets & Super Centers

Wal-Mart Stores, Inc.	6,780	498,872

Industrial Conglomerates

General Electric Co.	19,320	485,898

Integrated Oil & Gas

Cenovus Energy Inc.	6,900	211,830
Hess Corp.	5,040	498,859
Suncor Energy, Inc.	11,800	484,626
		1,195,315

Integrated Telecommunication Services

CenturyLink Inc.	13,450	527,778

Internet Retail

TripAdvisor Inc.	1,950	184,938

IT Consulting & Other Services

International Business Machines Corp.	2,850	546,260

Life & Health Insurance

Lincoln National Corp.	3,120	163,457
MetLife, Inc.	4,950	260,370
		423,827

Life Sciences Tools & Services

Agilent Technologies, Inc.	640	35,898

Managed Health Care

Humana Inc.	2,640	310,596
UnitedHealth Group Inc.	6,230	504,942
WellPoint, Inc.	4,730	519,401
		1,334,939

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value
Multi-Line Insurance

American International Group, Inc.	8,490	$441,310

Multi-Utilities

PG&E Corp.	10,020	447,593
Public Service Enterprise Group Inc.	8,030	282,415
		730,008

Oil & Gas Drilling

Helmerich & Payne, Inc.	230	24,440

Oil & Gas Equipment & Services

Baker Hughes Inc.	6,910	475,201
Cameron International Corp.	7,150	507,007
Halliburton Co.	7,170	494,658
National Oilwell Varco Inc.	6,180	500,827
Seventy Seven Energy Inc.	893	20,030
Weatherford International PLC	22,350	499,970
		2,497,693

Oil & Gas Exploration & Production

Anadarko Petroleum Corp.	4,670	498,990
Apache Corp.	5,120	525,619
Canadian Natural Resources Ltd.	11,240	490,064
Chesapeake Energy Corp.	15,060	397,132
Cimarex Energy Co.	1,250	173,775
Crescent Point Energy Corp.	2,550	104,091
Devon Energy Corp.	6,430	485,465
Encana Corp.	5,930	127,792
EOG Resources, Inc.	4,300	470,592
Marathon Oil Corp.	12,950	501,813
Southwestern Energy Co.	9,430	382,669
		4,158,002

Oil & Gas Refining & Marketing

Marathon Petroleum Corp.	4,150	346,442
Phillips 66	4,580	371,484
Valero Energy Corp.	9,360	475,488
		1,193,414

Pharmaceuticals

Eli Lilly and Co.	8,100	494,586
Merck & Co., Inc.	8,880	503,851
Mylan Inc.	8,740	431,494
Pfizer Inc.	17,210	493,927
		1,923,858

	Shares	Value

Property & Casualty Insurance

Travelers Cos., Inc. (The)	5,440	$487,206

Railroads

Norfolk Southern Corp.	2,430	247,034

Residential REIT’s

AvalonBay Communities, Inc.	3,500	518,280

Retail REIT’s

General Growth Properties, Inc.	21,670	506,428
Simon Property Group, Inc.	3,150	529,799
Washington Prime Group Inc.	875	16,529
		1,052,756

Semiconductors

Broadcom Corp. –Class A	12,760	488,198
Intel Corp.	2,500	84,725
Micron Technology, Inc.	15,870	484,829
		1,057,752

Specialized Finance

NASDAQ OMX Group, Inc. (The)	80	3,375

Specialized REIT’s

American Tower Corp.	5,740	541,799
Public Storage	600	102,966
		644,765

Specialty Stores

Staples, Inc.	1,200	13,908

Systems Software

Oracle Corp.	12,600	508,914

Technology Hardware, Storage & Peripherals

Apple Inc.	5,560	531,536
Hewlett-Packard Co.	15,060	536,287
NetApp, Inc.	1,080	41,947
Western Digital Corp.	5,050	504,444
		1,614,214

Trading Companies & Distributors

NOW Inc.	1,082	34,830
Total Equity Securities Long		$33,370,649

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value
Equity Securities Short
Airlines

United Continental Holdings Inc.	(11,100)	$(514,928)

Apparel Retail

L Brands, Inc.	(6,070)	(351,877)
Urban Outfitters, Inc.	(9,520)	(340,149)
		(692,026)

Apparel, Accessories & Luxury Goods

Gildan Activewear Inc.	(1,570)	(91,939)
Lululemon Athletica Inc.	(12,690)	(488,121)
Michael Kors Holdings Ltd.	(6,050)	(492,954)
Under Armour, Inc.–Class A	(7,400)	(493,950)
		(1,566,964)

Application Software

Nuance Communications, Inc.	(20,280)	(368,690)
salesforce.com, inc.	(8,750)	(474,688)
Splunk Inc.	(10,650)	(500,763)
Workday, Inc.–Class A	(6,300)	(528,192)
		(1,872,333)

Automobile Manufacturers

Tesla Motors, Inc.	(2,250)	(502,425)

Automotive Retail

CarMax, Inc.	(10,070)	(491,517)

Biotechnology

Biogen Idec Inc.	(1,480)	(494,897)
BioMarin Pharmaceutical Inc.	(6,650)	(411,103)
		(906,000)

Building Products

Fortune Brands Home & Security Inc.	(13,700)	(517,723)

Cable & Satellite

AMC Networks Inc.–Class A	(8,540)	(511,290)
Charter Communications, Inc.–Class A	(3,100)	(479,012)
		(990,302)

Casinos & Gaming

Wynn Resorts Ltd.	(2,050)	(437,060)

Commodity Chemicals

Methanex Corp.	(7,500)	(488,025)

Construction & Engineering

Chicago Bridge & Iron Co. N.V.	(8,350)	(495,322)

Data Processing & Outsourced Services

Alliance Data Systems Corp.	(100)	(26,229)
MasterCard, Inc.–Class A	(6,700)	(496,805)
		(523,034)

Department Stores

J. C. Penney Co., Inc.	(55,200)	(517,776)
Sears Holdings Corp.	(13,450)	(513,118)
		(1,030,894)

	Shares	Value
Distributors

LKQ Corp.	(19,270)	$ (504,007)

Diversified Chemicals

FMC Corp.	(7,250)	(472,845)

Electronic Manufacturing Services

Trimble Navigation Ltd.	(9,970)	(308,073)

Food Retail

Whole Foods Market, Inc.	(13,260)	(506,928)

General Merchandise Stores

Target Corp.	(8,350)	(497,577)

Health Care Facilities

Tenet Healthcare Corp.	(9,400)	(496,038)
Catamaran Corp.	(10,450)	(475,371)
		(971,409)

Health Care Technology

Cerner Corp.	(8,900)	(491,280)

Home Furnishings

Mohawk Industries, Inc.	(4,000)	(499,080)

Homebuilding

D.R. Horton, Inc.	(24,300)	(503,010)
Lennar Corp.–Class A	(13,600)	(492,728)
		(995,738)

Industrial Machinery

Colfax Corp.	(6,450)	(406,157)

Insurance Brokers

Arthur J. Gallagher & Co.	(8,160)	(367,200)

Integrated Oil & Gas

Chevron Corp.	(3,940)	(509,206)

Internet Retail

Amazon.com, Inc.	(1,580)	(494,524)

Internet Software & Services

Google Inc.–Class A	(840)	(486,822)
LinkedIn Corp.–Class A	(2,800)	(505,792)
		(992,614)

IT Consulting & Other Services

CGI Group Inc.–Class A	(6,900)	(247,572)

Leisure Products

Mattel, Inc.	(10,340)	(366,295)
Polaris Industries Inc.	(2,480)	(365,899)
		(732,194)

Movies & Entertainment

Twenty-First Century Fox, Inc.–Class A	(14,560)	(461,115)

Multi-line Insurance

Loews Corp.	(10,440)	(439,837)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Oil & Gas Drilling

Diamond Offshore Drilling, Inc.	(10,370)	$(485,212)

Rowan Cos. PLC–Class A	(16,260)	(496,255)
		(981,467)

Oil & Gas Equipment & Services

Schlumberger Ltd.	(3,770)	(408,630)

Oil & Gas Exploration & Production

Cobalt International Energy, Inc.	(31,650)	(507,033)

Oil & Gas Storage & Transportation

Cheniere Energy, Inc.	(6,850)	(484,706)
Enbridge Inc.	(10,050)	(492,249)

		(976,955)

Paper Packaging

MeadWestvaco Corp.	(2,640)	(110,352)

Pharmaceuticals

Bristol-Myers Squibb Co.	(10,000)	(506,200)
Perrigo Co. PLC	(3,250)	(488,963)

		(995,163)

Property & Casualty Insurance

FNF Group	(18,950)	(513,735)
Markel Corp.	(100)	(63,211)
		(576,946)

Railroads

Genesee & Wyoming Inc.–Class A	(1,300)	(129,649)
Kansas City Southern	(4,600)	(501,676)
		(631,325)

Real Estate Services

Realogy Holdings Corp.	(13,400)	(492,584)

Restaurants

Chipotle Mexican Grill, Inc.	(740)	(497,650)
Panera Bread Co.–Class A	(3,400)	(500,820)
		(998,470)

	Shares	Value

Semiconductors

Cree, Inc.	(10,600)	$(500,638)

Specialized Finance

Intercontinental Exchange, Inc.	(2,600)	(499,772)

Specialty Stores

Dick’s Sporting Goods, Inc.	(3,370)	(143,326)
Tiffany & Co.	(5,110)	(498,787)
Ulta Salon, Cosmetics & Fragrance, Inc.	(5,570)	(514,278)
		(1,156,391)

Steel

Allegheny Technologies, Inc.	(11,520)	(433,728)

Systems Software

NetSuite Inc.	(5,960)	(502,488)
ServiceNow, Inc.	(8,380)	(492,744)
		(995,232)

Technology Hardware, Storage & Peripherals

NCR Corp.	(16,500)	(510,675)

Thrifts & Mortgage Finance

Ocwen Financial Corp.	(14,500)	(437,465)

Tires & Rubber

Goodyear Tire & Rubber Co. (The)	(18,500)	(465,828)

Trading Companies & Distributors

Fastenal Co.	(8,020)	(355,727)
MSC Industrial Direct Co., Inc.–Class A	(1,890)	(161,198)
		(516,925)

Wireless Telecommunication Services

SBA Communications Corp.–Class A	(3,450)	(368,909)
Total Equity Securities Short		$(33,490,397)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Long/Short Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party make payments based on a set rate, either fixed or variable, while the other party make payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing income payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Invesco Long/Short Equity Fund

D.	Swap Agreements – (continued)

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

E.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$35,733,558	$—	$—	$35,733,558
Swap Agreements*	—	(430,119)	—	(430,119)
Total Investments	$35,733,558	$(430,119)	$—	$35,303,439
*	Unrealized appreciation (depreciation).

Invesco Long/Short Equity Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity risk
Swap agreements	$545,964	$(976,083)

Effect of Derivative Investments for the period December 19, 2013 (commencement date) to July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Swap Agreements
Realized Gain
Equity risk	$902,405
Change in Unrealized Appreciation (Depreciation)
Equity risk	(430,119)
Total	$472,286

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$35,627,438

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 19, 2013 (commencement date) to July 31, 2014 was $39,128,564 and $6,908,266, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,545,121
Aggregate unrealized (depreciation) of investment securities	(588,492)
Net unrealized appreciation of investment securities	$956,629
Cost of investments is the same for tax and financial reporting purposes.

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	LVEM-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.57%

Brazil–15.00%

AES Tiete S.A. -Preference Shares	4,000	$33,260
Arteris S.A.	2,400	18,623
Banco Santander Brasil S.A. -ADR	7,500	50,400
CESP - Cia Energetica de Sao Paulo -Class B -Preference Shares	4,200	53,356
Cia Brasileira de Distribuicao -Preference Shares	1,100	53,119
Companhia Energetica de Minas Gerais -ADR	7,192	59,119
Companhia Paranaense de Energia - Copel -Class B -Preference Shares	1,200	18,592
Estacio Participacoes S.A.	4,100	50,857
JBS S.A.	9,200	34,094
Kroton Educacional S.A.	1,900	50,619
M Dias Branco S.A.	600	24,620
MRV Engenharia e Participacoes S.A.	17,700	56,780
Multiplus S.A.	1,700	24,907
Porto Seguro S.A.	4,000	55,310
WEG S.A.	910	10,991
		594,647

Chile–3.64%

Aguas Andinas S.A. -Class A	16,538	10,464
Banco de Chile	308,317	38,322
CAP S.A.	900	12,193
Compania Cervecerias Unidas S.A. -ADR	1,200	27,072
Enersis S.A.	167,453	56,273
		144,324

China–1.71%

Anhui Conch Cement Co. Ltd. -Class H	14,500	54,574
Shenzhen Expressway Co. Ltd. -Class H	22,000	13,285
		67,859

Colombia–1.47%

Bancolombia S.A. -ADR	700	43,687
Cemex Latam Holdings S.A. (a)	1,459	14,384
		58,071

Greece–1.50%

Hellenic Exchanges - Athens Stock Exchange S.A. Holding	1,558	15,402
OPAP S.A.	2,688	43,871
		59,273

Hong Kong–2.44%

China Resources Cement Holdings Ltd.	62,000	44,872
Huadian Power International Corp. Ltd. -Class H	84,000	51,757
		96,629

	Shares	Value

Indonesia–4.16%

PT Astra Agro Lestari Tbk	10,300	$23,749
PT Indofood Sukses Makmur Tbk	68,800	41,159
PT Telekomunikasi Indonesia Persero Tbk	247,900	56,476
PT United Tractors Tbk	22,000	43,506
		164,890

Malaysia–7.94%

AMMB Holdings Berhad	25,400	55,012
Axiata Group Berhad	24,100	52,447
British American Tobacco Malaysia Berhad	700	15,417
DiGi.Com Berhad	6,600	11,725
Hong Leong Financial Group Berhad	2,100	11,490
IJM Corp. Berhad	24,600	51,404
IOI Corp. Berhad	33,900	53,040
Malaysia Airports Holdings Berhad	3,100	7,237
Tenaga Nasional Berhad	14,700	57,082
		314,854

Mexico–4.49%

Gruma, S.A.B. de C.V. - Class B (a)	4,200	46,096
Grupo Aeroportuario del Pacifico S.A.B. de C.V. -ADR	400	26,928
Grupo Mexico S.A.B. de C.V. -Series B	16,400	58,352
Grupo Sanborns S.A.B. de C.V.	7,200	11,883
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	13,700	34,756
		178,015

Philippines–0.72%

DMCI Holdings Inc.	16,960	28,386

Poland–2.33%

Powszechna Kasa Oszczednosci Bank Polski S.A.	3,286	37,326
Powszechny Zaklad Ubezpieczen S.A.	392	55,080
		92,406

Russia–3.43%

LUKOIL OAO -ADR	972	54,120
MegaFon OAO -REGS -GDR(b)	1,535	42,749
NovaTek OAO -REGS -GDR(b)	381	39,276
		136,145

South Africa–11.62%

African Rainbow Minerals Ltd.	1,956	36,224
AVI Ltd.	3,443	19,492
FirstRand Ltd.	13,394	53,914
Grindrod Ltd.	3,780	9,216
Imperial Holdings Ltd.	2,818	51,877
Kumba Iron Ore Ltd.	229	7,997
Liberty Holdings Ltd.	1,476	17,827
Mondi Ltd.	1,447	25,406
Mr. Price Group Ltd.	2,001	37,730
Netcare Ltd.	22,293	64,135

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

	Shares	Value

South Africa–(continued)

Omnia Holdings Ltd.	586	$12,655
PPC Ltd.	5,271	15,810
Sibanye Gold Ltd.	14,487	34,425
SPAR Group Ltd. (The)	1,840	21,243
Steinhoff International Holdings Ltd.	10,561	52,795
		460,746

South Korea–19.44%

AMOREPACIFIC Group	75	64,543
Coway Co., Ltd.	674	58,072
E-Mart Co., Ltd.	236	53,234
Hanwha Corp.	2,113	60,079
Hyosung Corp.	247	18,011
Hyundai Marine & Fire Insurance Co., Ltd.	1,972	58,434
KCC Corp.	89	52,518
Kia Motors Corp.	956	56,474
KNB Financial Group Co., Ltd. (a)	420	5,664
KT&G Corp.	609	58,788
LG Hausys, Ltd.	296	54,351
Lotte Chilsung Beverage Co., Ltd.	10	17,967
LS Corp.	789	55,963
LS Industrial Systems Co., Ltd.	370	22,767
Samsung Electronics Co., Ltd.	39	50,819
SK Networks Co., Ltd. (a)	2,288	25,034
Woori Finance Holdings Co. Ltd. (a)	4,255	57,942
		770,660

Taiwan–12.87%

Chunghwa Telecom Co., Ltd.	8,000	24,373
CTBC Financial Holding Co. Ltd.	76,000	53,288
Eternal Materials Co., Ltd.	8,000	9,287
Formosa Taffeta Co., Ltd.	10,000	11,062
Hon Hai Precision Industry Co., Ltd.	16,000	54,599
Inotera Memories Inc. (a)	14,000	23,678
Inventec Corp.	43,000	38,066
Pegatron Corp.	28,000	52,688
Pou Chen Corp.	31,000	34,504
Radiant Opto-Electronics Corp.	11,000	45,626
SinoPac Financial Holdings Co., Ltd.	74,000	34,715
Taishin Financial Holding Co., Ltd.	82,000	43,781
Taiwan Cement Corp.	28,000	41,495
Teco Electric & Machinery Co., Ltd.	34,000	42,997
		510,159

Turkey–2.80%

TAV Havalimanlari Holding A.S.	6,616	54,409
Turkiye Is Bankasi -Class C	3,246	9,003
Ulker Biskuvi Sanayi A.S.	6,134	47,519
		110,931
Total Common Stocks & Other Equity Interests (Cost $3,520,601)		3,787,995

	Shares	Value

Money Market Funds–2.70%

Liquid Assets Portfolio –Institutional Class (c)	53,505	$53,505
Premier Portfolio –Institutional Class (c)	53,505	53,505
Total Money Market Funds (Cost $107,010)		107,010
TOTAL INVESTMENTS–98.27% (Cost $3,627,611)		3,895,005
OTHER ASSETS LESS LIABILITIES–1.73%		68,718
NET ASSETS–100.00%		$3,963,723

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $82,025, which represented 2.07% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Low Volatility Emerging Markets Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Low Volatility Emerging Markets Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Low Volatility Emerging Markets Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 17, 2013 (commencement date) to July 31, 2014, there were transfers from Level 1 to Level 2 of $1,035,444 and from Level 2 to Level 1 of $167,934, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$594,647	$—	$—	$594,647
Chile	144,324	—	—	144,324
China	13,285	54,574	—	67,859
Colombia	58,071	—	—	58,071
Greece	43,871	15,402	—	59,273
Hong Kong	—	96,629	—	96,629
Indonesia	67,255	97,635	—	164,890
Malaysia	53,040	261,814	—	314,854
Mexico	178,015	—	—	178,015
Philippines	—	28,386	—	28,386
Poland	—	92,406	—	92,406
Russia	—	136,145	—	136,145
South Africa	140,546	320,200	—	460,746
South Korea	61,627	709,033	—	770,660
Taiwan	—	510,159	—	510,159
Turkey	47,519	63,412	—	110,931
United States	107,010	—	—	107,010
	1,509,210	2,385,795	—	3,895,005
Futures*	(2,781)	—	—	(2,781)
Total Investments	$1,506,429	$2,385,795	$—	$3,892,224

* Unrealized appreciation (depreciation).

Invesco Low Volatility Emerging Markets Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	Long	2	September 2014	$105,460	$(2,781)
(a)	Futures collateralized by $4,300 cash held with Merrill Lynch, the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) to July 31, 2014 was $4,336,411 and $821,100, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$360,255
Aggregate unrealized (depreciation) of investment securities	(92,861)
Net unrealized appreciation of investment securities	$267,394
Cost of investments is the same for tax and financial reporting purposes.

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	MIE-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.70%

Australia–5.30%

AGL Energy Ltd.	499	$6,812
ALS Ltd.	865	6,229
Alumina Ltd. (a)	5,754	8,460
Amcor Ltd.	752	7,227
AMP Ltd.	1,521	7,676
APA Group	1,141	7,846
Asciano Ltd.	1,397	7,772
ASX Ltd.	218	7,289
Aurizon Holdings Ltd.	1,578	7,299
AusNet Services (a)	5,712	7,128
Australia and New Zealand Banking Group Ltd.	232	7,249
Bank of Queensland Ltd.	639	7,370
Bendigo and Adelaide Bank Ltd.	640	7,507
BHP Billiton Ltd.	213	7,573
BlueScope Steel Ltd. (a)	1,375	7,920
Boral Ltd.	1,505	7,405
Brambles Ltd.	867	7,529
Caltex Australia Ltd.	344	7,837
CFS Retail Property Trust Group	3,691	7,379
Challenger Ltd.	1,060	7,830
Coca-Cola Amatil Ltd.	857	7,336
Cochlear Ltd.	127	7,448
Commonwealth Bank of Australia	99	7,637
Computershare Ltd.	606	7,329
Crown Resorts Ltd.	523	7,839
CSL Ltd.	116	7,262
Federation Centres	3,084	7,321
Fortescue Metals Group Ltd.	1,854	8,326
Iluka Resources Ltd.	954	7,757
Incitec Pivot Ltd.	2,785	7,639
Insurance Australia Group Ltd.	1,397	8,121
Leighton Holdings Ltd.	386	7,818
Lend Lease Group	578	7,183
Macquarie Group Ltd.	129	6,952
Metcash Ltd.	2,825	7,551
National Australia Bank Ltd.	236	7,661
Newcrest Mining Ltd. (a)	709	7,140
Oil Search Ltd.	797	6,974
Orica Ltd.	410	8,294
Origin Energy Ltd.	519	6,845
Primary Health Care Ltd.	1,782	7,947
Qantas Airways Ltd. (a)	5,839	7,149
QBE Insurance Group Ltd.	704	7,132
Ramsay Health Care Ltd.	171	7,605
Santos Ltd.	548	7,360
Seek Ltd.	477	7,177
Sonic Healthcare Ltd.	461	7,717
Suncorp Group Ltd.	581	7,666
Tabcorp Holdings Ltd.	2,250	7,245
Tatts Group Ltd.	2,614	8,586
Telstra Corp. Ltd.	1,523	7,721

	Shares	Value

Australia–(continued)

Toll Holdings Ltd.	1,553	$7,801
Treasury Wine Estates Ltd.	1,725	8,079
Wesfarmers Ltd.	184	7,453
Westpac Banking Corp.	223	7,096
Woodside Petroleum Ltd.	195	7,650
Woolworths Ltd.	221	7,519
WorleyParsons Ltd.	455	7,517
		436,190

Austria–0.22%

Erste Group Bank AG	206	5,282
OMV AG	157	6,312
Voestalpine AG	142	6,245
		17,839

Belgium–0.49%

Ageas	171	6,131
Anheuser-Busch InBev N.V.	62	6,702
Delhaize Group S.A.	104	6,774
KBC Groep N.V. (a)	124	6,705
Solvay S.A.	41	6,620
UCB S.A.	78	7,157
		40,089

Brazil–1.45%

Ambev S.A.	900	6,218
Banco Bradesco S.A. -Preference Shares	400	6,134
BB Seguridade Participacoes S.A.	400	5,813
BRF S.A.	300	7,350
Cia Brasileira de Distribuicao -Preference Shares	100	4,829
Cielo S.A.	400	7,325
Ecorodovias Infraestrutura e Logistica S.A.	900	5,386
Hypermarcas S.A. (a)	800	6,405
Itau Unibanco Holding S.A. -Preference Shares	450	6,960
Itausa - Investimentos Itau S.A. -Preference Shares	1,570	6,565
Lojas Americanas S.A. -Preference Shares	1,025	6,527
M Dias Branco S.A.	100	4,103
Multiplan Empreendimentos Imobiliarios S.A.	300	7,136
Souza Cruz S.A.	600	5,576
Telefonica Brasil S.A. -Preference Shares	300	6,033
Tractebel Energia S.A.	400	5,993
Transmissora Alianca de Energia Eletrica S.A. (b)	700	6,385
Ultrapar Participacoes S.A.	300	6,881
WEG S.A.	650	7,851
		119,470

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Chile–0.61%

Banco de Chile	56,958	$7,080
Banco Santander Chile	93,729	5,952
Cia Cervecerias Unidas S.A.	543	6,103
Empresa Nacional de Electricidad S.A.	4,809	7,139
Empresa Nacional de Telecomunicaciones S.A.	468	5,684
Empresas COPEC S.A.	485	5,939
Enersis S.A.	20,996	7,056
S.A.C.I. Falabella	715	5,668
		50,621

China–2.16%

AAC Technologies Holdings Inc.	1,000	5,954
Agricultural Bank of China Ltd. -Class H	12,000	5,846
Bank of China Ltd. -Class H	14,000	6,696
Bank of Communications Co. Ltd. -Class H	9,000	6,910
Belle International Holdings Ltd.	7,000	8,724
China Construction Bank Corp. -Class H	8,000	6,153
China Mobile Ltd.	1,000	11,061
China Telecom Corp. Ltd. -Class H	12,000	6,731
CNOOC Ltd.	3,000	5,323
ENN Energy Holdings Ltd.	2,000	14,141
Evergrande Real Estate Group Ltd.	19,000	8,219
GCL-Poly Energy Holdings Ltd. (a)	23,000	7,414
Hengan International Group Co. Ltd.	500	5,354
Industrial & Commercial Bank of China Ltd. -Class H	9,000	6,168
People’s Insurance Co. (Group) of China Ltd. -Class H	16,000	7,086
PetroChina Co. Ltd. -Class H	6,000	7,855
Shanghai Industrial Holdings Ltd.	2,000	6,671
Shimao Property Holdings Ltd.	4,000	9,243
SOHO China Ltd.	8,500	7,141
Sun Art Retail Group Ltd.	11,500	14,349
Tencent Holdings Ltd.	500	8,084
Tingyi (Cayman Islands) Holding Corp.	2,000	5,690
Want Want China Holdings Ltd.	5,000	6,839
		177,652

Colombia–0.51%

Bancolombia S.A.	478	7,209
Bancolombia S.A. -Preference Shares	515	7,959
Cementos Argos S.A.	981	5,751
Ecopetrol S.A.	3,408	5,775
Grupo de Inversiones Suramericana S.A.	335	7,462
Grupo de Inversiones Suramericana S.A. -Preference Shares	356	7,528
		41,684

Czech Republic–0.14%

Komercni Banka A.S.	27	5,876
O2 Czech Republic A.S.	441	5,819
		11,695

	Shares	Value

Denmark–0.65%

A. P. Moller - Maersk AS -Class B	4	$9,290
Carlsberg AS -Class B	92	8,795
Coloplast AS -Class B	102	8,611
Danske Bank AS	328	9,466
Novo Nordisk AS -Class B	199	9,183
Vestas Wind Systems AS (a)	182	8,163
		53,508

Finland–0.56%

Fortum Oyj	257	6,594
Kone Oyj -Class B	159	6,682
Nokia Oyj	877	6,908
Sampo Oyj -Class A	129	6,405
Stora Enso Oyj -Class R	681	6,115
UPM-Kymmene Oyj	389	6,323
Wartsila OYJ Abp	134	6,767
		45,794

France–3.65%

Accor S.A.	131	6,324
Air Liquide S.A.	57	7,252
Airbus Group N.V.	101	5,840
Alcatel-Lucent (a)	1,942	6,823
Alstom S.A. (a)	182	6,552
Arkema S.A.	70	6,506
AXA S.A.	283	6,480
BNP Paribas S.A.	99	6,528
Bouygues S.A.	155	6,100
Bureau Veritas S.A.	245	6,298
Cap Gemini S.A.	94	6,795
Carrefour S.A.	194	6,695
Casino Guichard-Perrachon S.A.	54	6,503
Christian Dior S.A.	34	5,908
Cie Generale des Etablissements Michelin	56	6,133
Compagnie de Saint-Gobain	117	5,670
Credit Agricole S.A.	457	6,192
Danone	94	6,788
Dassault Systemes S.A.	110	7,356
Edenred	235	7,328
Electricite de France S.A.	211	6,820
Essilor International S.A.	63	6,132
GDF Suez	237	6,071
Kering	31	6,616
L’Oreal S.A.	40	6,754
Lafarge S.A.	79	6,144
Legrand S.A.	111	6,130
LVMH Moet Hennessy Louis Vuitton S.A.	36	6,176
Orange S.A.	452	7,075
Pernod Ricard S.A.	56	6,276
Publicis Groupe S.A.	82	5,953
Renault S.A.	75	6,233
Safran S.A.	104	6,090
Sanofi	63	6,609
Schneider Electric S.E.	72	6,056
SCOR S.E.	199	6,386
Societe Generale S.A.	125	6,246
Sodexo	62	6,174
Suez Environnement Co.	340	6,318

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

France–(continued)

Technip S.A.	64	$5,885
Total S.A.	98	6,321
Valeo S.A.	51	6,085
Vallourec S.A.	152	6,698
Veolia Environnement S.A.	348	6,131
Vinci S.A.	87	5,986
Vivendi S.A.	267	6,698
Zodiac Aerospace	199	6,207
		300,341

Germany–2.71%

adidas AG	67	5,329
Allianz S.E.	39	6,518
BASF S.E.	59	6,133
Bayer AG	49	6,490
Bayerische Motoren Werke AG	54	6,456
Beiersdorf AG	71	6,420
Brenntag AG	35	5,619
Commerzbank AG (a)	424	6,123
Continental AG	29	6,271
Daimler AG	73	6,048
Deutsche Bank AG	189	6,498
Deutsche Boerse AG	92	6,694
Deutsche Lufthansa AG	323	5,741
Deutsche Post AG	194	6,223
Deutsche Telekom AG	403	6,527
E.ON S.E.	342	6,470
Fresenius Medical Care AG & Co. KGaA	108	7,505
Fresenius S.E. & Co. KGaA	46	6,892
GEA Group AG	140	6,297
HeidelbergCement AG	76	5,661
Henkel AG & Co. KGaA -Preference Shares	61	6,813
Infineon Technologies AG	553	6,127
K+S AG	204	6,296
LANXESS AG	100	6,368
Linde AG	33	6,756
Merck KGaA	78	6,932
Metro AG (a)	161	5,825
Muenchener Rueckversicherungs-Gesellschaft AG	31	6,594
Porsche Automobil Holding S.E. -Preference Shares	65	6,085
ProSiebenSat.1 Media AG	147	6,179
RWE AG	160	6,439
SAP S.E.	89	7,014
Siemens AG	51	6,309
ThyssenKrupp AG (a)	244	6,914
Volkswagen AG -Preference Shares	26	6,076
		222,642

Greece–0.06%

National Bank of Greece S.A. (a)	1,568	4,940

	Shares	Value

Hong Kong–3.80%

AIA Group Ltd.	1,400	$7,508
ASM Pacific Technology Ltd.	600	6,375
Bank of East Asia, Ltd. (The)	1,800	7,675
Cheung Kong Infrastructure Holdings Ltd.	1,000	7,050
China Gas Holdings Ltd.	4,000	7,719
CLP Holdings Ltd.	1,000	8,308
Dairy Farm International Holdings Ltd.	900	9,621
Espirit Holdings Ltd.	5,300	8,329
First Pacific Co. Ltd.	6,000	7,224
Galaxy Entertainment Group Ltd.	1,000	8,381
Global Brands Group Holding Ltd. (a)	4,000	1,048
Hang Lung Group Ltd.	1,000	5,366
Hang Lung Properties Ltd.	2,000	6,175
Hang Seng Bank Ltd.	400	6,790
Henderson Land Development Co. Ltd.	1,100	7,009
HKT Trust and HKT Ltd.	7,000	8,267
Hong Kong and China Gas Co. Ltd.	3,300	7,197
Hong Kong Exchanges & Clearing Ltd.	400	8,899
Hongkong Land Holdings Ltd.	1,000	6,830
Hutchison Whampoa Ltd.	1,000	13,621
Hysan Development Co. Ltd.	2,000	9,589
Kerry Properties Ltd.	2,000	7,332
Li & Fung Ltd.	4,000	5,344
Link REIT (The)	1,500	8,506
MTR Corp. Ltd.	2,000	7,874
New World Development Co. Ltd.	6,000	7,583
Noble Group Ltd.	7,000	7,953
Power Assets Holdings Ltd.	1,000	8,935
Sands China Ltd.	1,200	8,801
Shangri-La Asia Ltd.	4,000	6,348
Sino Land Co. Ltd.	4,000	6,872
SJM Holdings Ltd.	3,000	8,040
Sun Hung Kai Properties Ltd.	1,000	15,149
Swire Pacific Ltd. -Class A	500	6,424
Swire Properties Ltd.	2,400	7,805
Techtronic Industries Co. Ltd.	2,500	7,526
Wharf Holdings Ltd. (The)	1,000	7,994
Wheelock and Co. Ltd.	2,000	10,090
Wing Hang Bank Ltd.	500	8,064
Yue Yuen Industrial (Holdings) Ltd.	2,000	6,708
		312,329

Hungary–0.13%

MOL Hungarian Oil and Gas PLC	111	5,371
Richter Gedeon Nyrt	319	5,239
		10,610

India–0.07%

Infosys Ltd. -ADR	111	6,085

Indonesia–0.19%

Golden Agri-Resources Ltd.	16,000	6,836
PT Trada Maritime Tbk (a)	53,100	8,460
		15,296

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Ireland–0.56%

CRH PLC	252	$5,888
Kerry Group PLC -Class A	92	6,822
Shire PLC	401	33,111
		45,821

Italy–1.10%

Assicurazioni Generali S.p.A.	309	6,445
Atlantia S.p.A	253	6,687
Enel S.p.A.	1,147	6,518
Eni S.p.A.	264	6,710
Fiat S.p.A. (a)	672	6,470
Intesa Sanpaolo S.p.A.	2,147	6,354
Luxottica Group S.p.A.	119	6,571
Prada S.p.A.	1,000	7,063
Saipem S.p.A. (a)	244	5,676
Snam S.p.A.	1,150	6,776
Telecom Italia S.p.A. (a)	5,678	6,540
Terna - Rete Elettrica Nazionale S.p.A.	1,206	6,335
UniCredit S.p.A.	770	5,998
Unione di Banche Italiane S.C.p.A.	749	6,146
		90,289

Japan–17.90%

Aeon Co., Ltd.	600	6,747
Aisin Seiki Co., Ltd.	100	3,888
Amada Co., Ltd.	600	5,850
ANA Holdings Inc.	4,000	9,927
Aozora Bank, Ltd.	2,000	6,816
Asahi Glass Co., Ltd.	1,000	5,942
Asahi Group Holdings, Ltd.	200	6,060
Asahi Kasei Corp.	1,000	7,910
ASICS Corp.	300	6,365
Astellas Pharma Inc.	500	6,713
Bank of Kyoto, Ltd. (The)	1,000	9,105
Bank of Yokohama, Ltd. (The)	1,000	5,715
Benesse Holdings, Inc.	100	3,776
Bridgestone Corp.	200	7,218
Brother Industries, Ltd.	300	5,406
Canon Inc.	200	6,546
Casio Computer Co., Ltd.	500	8,391
Chiba Bank, Ltd. (The)	1,000	7,294
Chubu Electric Power Co., Inc. (a)	600	6,986
Chugai Pharmaceutical Co., Ltd.	200	6,661
Chugoku Bank, Ltd. (The)	500	7,629
Chugoku Electric Power Co., Inc. (The)	500	6,665
Credit Saison Co., Ltd.	300	5,941
Dai Nippon Printing Co., Ltd.	1,000	10,265
Dai-ichi Life Insurance Co. Ltd. (The)	500	7,086
Daihatsu Motor Co., Ltd.	300	5,352
Daiichi Sankyo Co., Ltd.	300	5,457
Daikin Industries, Ltd.	100	6,900
Daito Trust Construction Co., Ltd.	100	12,074
Daiwa Securities Group Inc.	1,000	8,423
Denso Corp.	100	4,611
Dentsu Inc.	100	3,972
East Japan Railway Co.	100	8,039
Eisai Co., Ltd.	100	4,249
Electric Power Development Co., Ltd.	200	6,442

	Shares	Value

Japan–(continued)

FamilyMart Co., Ltd.	100	$4,485
Fuji Heavy Industries Ltd.	200	5,695
Fuji Media Holdings, Inc.	300	4,809
FUJIFILM Holdings Corp.	200	5,712
Fujitsu Ltd.	1,000	7,693
Fukuoka Financial Group, Inc.	1,000	5,131
GungHo Online Entertainment, Inc.	1,000	5,620
Gunma Bank, Ltd. (The)	1,000	5,890
Hachijuni Bank, Ltd. (The)	1,000	6,173
Hamamatsu Photonics K.K.	100	4,713
Hankyu Hanshin Holdings, Inc.	1,000	5,825
Hino Motors, Ltd.	500	6,934
Hiroshima Bank, Ltd. (The)	1,000	4,865
Hisamitsu Pharmaceutical Co., Inc.	100	3,979
Hitachi, Ltd.	1,000	7,785
Hokuhoku Financial Group, Inc.	3,000	6,172
Hokuriku Electric Power Co.	600	7,782
Honda Motor Co., Ltd.	200	6,940
Hoya Corp.	200	6,502
Hulic Co., Ltd.	500	5,908
Idemitsu Kosan Co., Ltd.	300	6,157
IHI Corp.	1,000	4,651
INPEX Corp.	500	7,428
Isetan Mitsukoshi Holdings Ltd.	600	7,480
Isuzu Motors Ltd.	1,000	6,964
ITOCHU Corp.	600	7,678
Iyo Bank, Ltd. (The)	700	7,097
J. Front Retailing Co., Ltd.	1,000	6,690
Japan Airlines Co. Ltd.	100	5,535
Japan Exchange Group Inc.	200	4,565
Japan Real Estate Investment Corp.	1	5,658
Japan Retail Fund Investment Corp.	3	6,630
Japan Tobacco, Inc.	200	6,979
JFE Holdings, Inc.	300	6,332
Joyo Bank, Ltd. (The)	1,000	5,334
JSR Corp.	300	5,185
JTEKT Corp.	300	5,194
JX Holdings, Inc.	1,200	6,198
Kajima Corp.	1,000	4,673
Kansai Electric Power Co., Inc. (The) (a)	700	6,347
Kao Corp.	100	4,114
Kawasaki Heavy Industries, Ltd.	2,000	7,809
KDDI Corp.	100	5,760
Keikyu Corp.	1,000	8,827
Keio Corp.	1,000	8,008
Keisei Electric Railway Co., Ltd.	1,000	10,293
Kintetsu Corp.	2,000	7,289
Kirin Holdings Co., Ltd.	500	7,011
Kobe Steel, Ltd.	5,000	8,146
Komatsu Ltd.	300	6,598
Konica Minolta Inc.	700	7,504
Kuraray Co., Ltd.	600	7,895
Kurita Water Industries Ltd.	400	9,244
Kyocera Corp.	100	4,843
Kyushu Electric Power Co., Inc. (a)	600	6,677
Lawson, Inc.	100	7,494
LIXIL Group Corp.	200	4,871
Makita Corp.	100	5,890
Marubeni Corp.	1,000	7,059

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

Marui Group Co., Ltd.	700	$6,690
Mazda Motor Corp.	200	4,799
Medipal Holdings Corp.	500	6,321
MEIJI Holdings Co., Ltd.	100	7,190
Minebea Co., Ltd.	1,000	11,873
Mitsubishi Chemical Holdings Corp.	1,500	6,580
Mitsubishi Corp.	300	6,328
Mitsubishi Gas Chemical Co., Inc.	1,000	6,494
Mitsubishi Heavy Industries, Ltd.	1,000	6,527
Mitsubishi Materials Corp.	2,000	7,321
Mitsubishi Motors Corp.	600	6,850
Mitsubishi Tanabe Pharma Corp.	500	7,282
Mitsubishi UFJ Financial Group, Inc.	1,000	5,920
Mitsui & Co., Ltd.	500	8,032
Mitsui Chemicals, Inc.	2,000	5,405
Mitsui O.S.K. Lines, Ltd.	2,000	7,410
Mizuho Financial Group, Inc.	3,300	6,426
MS&AD Insurance Group Holdings, Inc.	200	4,573
Murata Manufacturing Co., Ltd.	100	9,548
Nagoya Railroad Co., Ltd.	2,000	8,393
Namco Bandai Holdings Inc.	400	10,143
NEC Corp.	2,000	7,751
Nidec Corp.	100	6,522
Nikon Corp.	500	7,795
Nippon Building Fund Inc.	1	5,623
Nippon Express Co., Ltd.	1,000	4,842
Nippon Prologis REIT Inc.	4	9,345
Nippon Steel & Sumitomo Metal Corp.	2,000	6,058
Nippon Telegraph & Telephone Corp.	100	6,648
Nippon Television Holdings, Inc.	300	5,098
Nippon Yusen Kabushiki Kaisha	2,000	5,731
Nissan Motor Co., Ltd.	700	6,903
Nisshin Seifun Group Inc.	600	7,010
Nissin Foods Holdings Co., Ltd.	100	5,475
Nitori Holdings Co., Ltd.	100	5,629
Nitto Denko Corp.	100	4,512
NKSJ Holdings, Inc.	200	5,072
Nomura Holdings, Inc.	900	5,690
Nomura Research Institute, Ltd.	200	6,306
NTT Data Corp.	200	7,609
NTT DoCoMo, Inc.	300	5,290
Obayashi Corp.	1,000	7,322
Odakyu Electric Railway Co., Ltd.	1,000	9,814
Oji Holdings Corp.	1,000	4,030
Olympus Corp. (a)	200	7,084
OMRON Corp.	100	4,425
Ono Pharmaceutical Co., Ltd.	100	8,492
ORIX Corp.	500	8,129
Osaka Gas Co., Ltd.	1,000	4,161
Otsuka Holdings Co., Ltd.	200	6,364
Panasonic Corp.	600	7,252
Rakuten Inc.	600	7,904
Renesas Electronics Corp. (a)	800	5,890
Resona Holdings, Inc.	1,100	6,060
Ricoh Co., Ltd.	600	6,804
Rinnai Corp.	100	9,147
Rohm Co. Ltd.	100	5,693
Santen Pharmaceutical Co., Ltd.	100	5,882

	Shares	Value

Japan–(continued)

SECOM Co., Ltd.	100	$6,102
Sega Sammy Holdings Inc.	300	5,960
Seiko Epson Corp.	100	4,214
Sekisui Chemical Co., Ltd.	1,000	11,981
Sekisui House, Ltd.	500	6,559
Seven & I Holdings Co., Ltd.	100	4,174
Sharp Corp. (a)	2,000	6,126
Shikoku Electric Power Co. Inc. (a)	500	6,593
Shimadzu Corp.	1,000	9,563
Shimamura Co., Ltd.	100	9,937
Shimano Inc.	100	11,673
Shimizu Corp.	1,000	7,665
Shin-Etsu Chemical Co., Ltd.	100	6,348
Shinsei Bank, Ltd.	3,000	6,334
Shionogi & Co., Ltd.	300	6,474
Shiseido Co., Ltd.	300	5,937
Shizuoka Bank, Ltd. (The)	1,000	10,801
SoftBank Corp.	100	7,090
Sony Corp.	500	9,099
Sony Financial Holdings Inc.	300	4,936
Stanley Electric Co., Ltd.	200	5,197
Sumitomo Chemical Co., Ltd.	2,000	7,534
Sumitomo Corp.	500	6,546
Sumitomo Electric Industries, Ltd.	500	7,331
Sumitomo Heavy Industries, Ltd.	1,000	4,909
Sumitomo Mitsui Financial Group, Inc.	100	4,094
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,350
Suntory Beverage & Food Ltd.	200	7,517
Suzuken Co., Ltd.	200	6,394
Suzuki Motor Corp.	200	6,681
Sysmex Corp.	200	7,796
T&D Holdings, Inc.	500	6,298
Taiheiyo Cement Corp.	1,000	3,896
Taisei Corp.	1,000	5,669
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,127
Takashimaya Co., Ltd.	1,000	9,210
Takeda Pharmaceutical Co. Ltd.	100	4,570
TDK Corp.	100	4,793
Teijin Ltd.	4,000	9,918
Terumo Corp.	300	6,815
THK Co., Ltd.	200	4,817
Tobu Railway Co., Ltd.	1,000	5,248
Toho Co., Ltd.	400	9,731
Toho Gas Co., Ltd.	1,000	5,536
Tohoku Electric Power Co., Inc.	600	6,565
Tokio Marine Holdings, Inc.	200	6,300
Tokyo Electric Power Co. Inc. (a)	1,500	5,867
Tokyo Electron Ltd.	100	6,469
Tokyo Gas Co., Ltd.	1,000	5,723
Tokyo Tatemono Co., Ltd.	1,000	8,559
Tokyu Corp.	1,000	7,216
TonenGeneral Sekiyu K.K.	1,000	8,748
Toppan Printing Co. Ltd.	1,000	7,642
Toray Industries, Inc.	1,000	6,780
Toshiba Corp.	1,000	4,453
Toyo Seikan Group Holdings Ltd.	500	7,798
Toyota Industries Corp.	100	4,878
Toyota Motor Corp.	100	5,916

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Japan–(continued)

Toyota Tsusho Corp.	200	$5,576
Trend Micro Inc.	200	7,127
Unicharm Corp.	100	6,135
West Japan Railway Co.	100	4,545
Yahoo Japan Corp.	1,300	5,785
Yakult Honsha Co., Ltd.	100	5,300
Yamada Denki Co., Ltd.	1,700	6,056
Yamaguchi Financial Group, Inc.	1,000	10,266
Yamaha Motor Co., Ltd.	300	4,988
Yamato Holdings Co., Ltd.	300	6,198
Yaskawa Electric Corp.	600	7,823
Yokogawa Electric Corp.	600	7,421
		1,472,285

Luxembourg–0.16%

ArcelorMittal S.A.	460	6,973
Tenaris S.A.	299	6,434
		13,407

Macau–0.10%

Wynn Macau, Ltd.	2,000	8,497

Malaysia–3.08%

AMMB Holdings Berhad	5,200	11,262
Axiata Group Berhad	7,300	15,887
British American Tobacco Malaysia Berhad	488	10,748
Bumi Armada Berhad	6,600	6,939
CIMB Group Holdings Berhad	4,300	9,391
DiGi.Com Berhad	6,400	11,370
Gamuda Berhad	5,100	7,628
Genting Berhad	2,400	7,405
Genting Malaysia Berhad	4,700	6,454
IHH Healthcare Berhad	6,600	9,707
IJM Corp. Berhad	4,200	8,776
IOI Corp. Berhad	4,600	7,197
Kuala Lumpur Kepong Berhad	1,100	8,158
Malayan Banking Berhad	3,700	11,430
Malaysia Airports Holdings Berhad	2,400	5,603
Maxis Berhad	6,500	13,739
MISC Berhad	3,100	6,276
Petronas Chemicals Group Berhad	5,000	10,389
Petronas Dagangan Berhad	1,000	5,820
Petronas Gas Berhad	1,100	8,082
Public Bank Berhad	2,200	13,617
SapuraKencana Petroleum Berhad	4,600	6,189
Sime Darby Berhad	5,900	17,539
Telekom Malaysia Berhad	4,800	9,373
Tenaga Nasional Berhad	2,100	8,155
UMW Holdings Berhad	2,400	8,787
YTL Corp. Berhad	14,500	7,124
		253,045

Mexico–0.55%

America Movil S.A.B. de C.V. -Series L	6,500	7,675
Arca Continental S.A.B. de C.V.	1,000	7,069
Cemex S.A.B. de C.V. -Series CPO(a)(c)	4,600	5,786

	Shares	Value

Mexico–(continued)

Coca-Cola Femsa, S.A.B. de C.V. -Series L	500	$5,338
Fomento Economico Mexicano, S.A.B. de C.V. -Series BD (d)	700	6,582
Grupo Televisa S.A.B. -Series CPO (e)	900	6,411
Wal-Mart de Mexico S.A.B. de C.V. -Series V	2,500	6,208
		45,069

Netherlands–1.04%

Aegon N.V.	776	6,292
Akzo Nobel N.V.	92	6,638
ASML Holding N.V.	73	6,893
Gemalto N.V.	65	6,332
Heineken Holding N.V.	107	6,815
Heineken N.V.	100	7,021
Koninklijke Ahold N.V.	372	6,483
Koninklijke DSM N.V.	97	6,689
Koninklijke KPN N.V. (a)	1,874	5,954
Koninklijke Philips N.V.	221	6,801
Randstad Holding N.V.	124	6,131
Reed Elsevier N.V.	304	6,829
Wolters Kluwer N.V.	234	6,461
		85,339

New Zealand–0.27%

Auckland International Airport Ltd.	2,242	7,229
Fletcher Building Ltd.	958	7,378
Spark New Zealand Ltd.	3,153	7,625
		22,232

Norway–0.55%

DNB ASA	503	8,889
Orkla ASA	1,058	9,583
Statoil ASA	293	8,353
Telenor ASA	414	9,506
Yara International ASA	187	8,550
		44,881

Philippines–0.09%

Philippine Long Distance Telephone Co.	105	7,381

Poland–0.13%

Powszechna Kasa Oszczednosci Bank Polski S.A.	459	5,214
Powszechny Zaklad Ubezpieczen S.A.	41	5,761
		10,975

Portugal–0.08%

EDP - Energias de Portugal, S.A.	1,412	6,604

Russia–0.22%

LUKOIL OAO -ADR	106	5,902
Rosneft Oil Co. -REGS -GDR (f)	941	5,800
Surgutneftegas OAO -ADR	879	6,089
		17,791

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Singapore–1.79%

CapitaLand Ltd.	3,000	$8,263
CapitaMall Trust	5,000	7,888
City Developments Ltd.	1,000	8,468
ComfortDelGro Corp. Ltd.	4,000	8,282
DBS Group Holdings Ltd.	1,000	14,584
Genting Singapore PLC	7,000	7,484
Global Logistic Properties Ltd.	3,000	6,670
Keppel Corp. Ltd.	1,000	8,777
Oversea-Chinese Banking Corp. Ltd.	1,000	7,967
SembCorp Industries Ltd.	2,000	8,738
SembCorp Marine Ltd.	2,000	6,632
Singapore Airlines Ltd.	1,000	8,250
Singapore Exchange Ltd.	1,000	5,652
Singapore Press Holdings Ltd.	2,000	6,653
Singapore Technologies Engineering Ltd.	2,000	6,065
Singapore Telecommunications Ltd.	2,000	6,516
Suntec REIT	5,000	7,162
UOL Group Ltd.	1,000	5,294
Wilmar International Ltd.	3,000	7,853
		147,198

South Africa–1.81%

Barclays Africa Group Ltd.	408	6,348
Bidvest Group Ltd.	254	6,845
Capitec Bank Holdings Ltd.	335	7,610
Coronation Fund Managers Ltd.	640	5,836
Exxaro Resources Ltd.	448	6,079
FirstRand Ltd.	1,721	6,927
Growthpoint Properties Ltd.	2,774	6,421
Investec Ltd.	739	6,352
Liberty Holdings Ltd.	554	6,691
Mediclinic International Ltd.	765	6,088
MTN Group Ltd.	288	5,941
Nedbank Group Ltd.	313	6,806
PPC Ltd.	2,009	6,026
Rand Merchant Insurance Holdings Ltd.	2,202	6,381
Redefine Properties Ltd.	6,828	6,126
Remgro Ltd.	316	6,819
Sasol Ltd.	141	8,136
Shoprite Holdings Ltd.	415	6,258
SPAR Group Ltd. (The)	600	6,927
Standard Bank Group Ltd.	502	6,754
Steinhoff International Holdings Ltd.	1,145	5,724
Tiger Brands Ltd.	210	6,033
Vodacom Group Ltd.	483	5,654
		148,782

South Korea–8.62%

AMOREPACIFIC Corp.	5	8,592
Celltrion Inc. (a)	178	6,883
Coway Co., Ltd.	90	7,754
Daewoo Engineering & Construction Co., Ltd. (a)	950	9,103
Daewoo Securities Co., Ltd. (a)	1,025	10,316
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	286	6,817
Dongbu Insurance Co., Ltd.	257	14,653
E-Mart Co., Ltd.	31	6,993

	Shares	Value

South Korea–(continued)

GS Holdings	360	$16,457
Hana Financial Group Inc.	360	14,499
Hankook Tire Co. Ltd.	121	6,652
Hanwha Corp.	230	6,540
Hotel Shilla Co., Ltd.	83	8,815
Hyundai Department Store Co., Ltd.	53	7,577
Hyundai Engineering & Construction Co. Ltd.	280	17,098
Hyundai Glovis Co., Ltd.	28	7,173
Hyundai Heavy Industries Co. Ltd.	42	6,120
Hyundai Marine & Fire Insurance Co., Ltd.	271	8,030
Hyundai Mobis Co., Ltd.	48	14,277
Hyundai Motor Co.	34	8,096
Hyundai Steel Co.	104	7,972
Hyundai Wia Corp.	41	7,499
Industrial Bank of Korea	1,072	16,006
Kangwon Land Inc.	250	8,330
KB Financial Group Inc.	402	15,724
KCC Corp.	12	7,081
Kia Motors Corp.	247	14,591
Korea Electric Power Corp.	350	14,293
Korea Zinc Co., Ltd.	20	8,052
KT Corp.	481	15,541
KT&G Corp.	176	16,990
LG Chem Ltd.	50	13,984
LG Corp.	245	16,373
LG Display Co. Ltd. (a)	248	8,155
LG Electronics Inc.	186	13,858
LG Household & Health Care Ltd.	18	8,383
LG Uplus Corp.	803	7,418
Lotte Chemical Corp.	40	6,776
Lotte Shopping Co., Ltd.	47	14,533
NAVER Corp.	10	7,077
NCSoft Corp.	39	5,880
OCI Co. Ltd. (a)	42	6,637
ORION Corp.	9	8,221
POSCO	55	17,896
S-Oil Corp.	294	15,770
Samsung C&T Corp.	188	13,407
Samsung Card Co., Ltd.	176	8,193
Samsung Electro-Mechanics Co., Ltd.	228	13,976
Samsung Electronics Co., Ltd.	10	13,030
Samsung Engineering Co., Ltd. (a)	101	6,768
Samsung Fire & Marine Insurance Co., Ltd.	54	14,819
Samsung Heavy Industries Co., Ltd.	275	7,475
Samsung Life Insurance Co., Ltd.	142	14,507
Samsung SDI Co., Ltd.	146	22,662
Samsung Securities Co., Ltd.	347	16,345
Samsung Techwin Co., Ltd.	295	13,835
Shinhan Financial Group Co., Ltd.	310	15,389
SK C&C Co. Ltd.	43	7,010
SK Holdings Co., Ltd.	77	13,095
SK Hynix Inc. (a)	152	6,604
SK Innovation Co., Ltd.	144	14,427
SK Telecom Co., Ltd.	59	15,107
Woori Finance Holdings Co. Ltd. (a)	620	8,443
Woori Investment & Securities Co., Ltd.	786	8,567
		709,144

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Spain–1.35%

Abertis Infraestructuras S.A.	308	$6,740
Amadeus IT Holding S.A. -Class A	163	6,410
Banco Bilbao Vizcaya Argentaria, S.A.	546	6,718
Banco de Sabadell S.A.	2,025	6,556
Banco Popular Espanol S.A.	969	5,896
Banco Santander S.A.	650	6,532
Bankia S.A. (a)	3,467	6,773
CaixaBank S.A.	1,090	6,527
Enagas S.A.	222	7,386
Ferrovial S.A.	309	6,452
Gas Natural SDG, S.A.	219	6,705
Grifols S.A.	115	5,176
Iberdrola S.A.	939	6,971
Industria de Diseno Textil, S.A.	215	6,265
Red Electrica Corp. S.A.	78	6,679
Repsol S.A.	257	6,379
Telefonica S.A.	414	6,732
		110,897

Sweden–1.83%

Assa Abloy AB -Class B	187	9,163
Atlas Copco AB -Class A	316	9,416
Hennes & Mauritz AB -Class B	216	8,858
Hexagon AB -Class B	290	8,972
Investor AB -Class B	247	8,877
Nordea Bank AB	632	8,463
Sandvik AB	656	8,240
Skandinaviska Enskilda Banken AB -Class A	694	9,317
Skanska AB -Class B	393	8,159
SKF AB -Class B	347	8,174
Svenska Cellulosa AB -Class B	339	8,378
Svenska Handelsbanken AB -Class A	190	9,152
Swedbank AB -Class A	350	8,967
Swedish Match AB	280	9,162
Telefonaktiebolaget LM Ericsson -Class B	761	9,458
TeliaSonera AB	1,274	9,544
Volvo AB -Class B	661	8,053
		150,353

Switzerland–2.83%

ABB Ltd.	400	9,203
Actelion Ltd.	73	8,798
Adecco S.A.	111	8,294
Cie Financiere Richemont S.A.	89	8,469
Credit Suisse Group AG	311	8,453
Geberit AG	28	9,378
Givaudan S.A.	6	9,819
Glencore PLC	5,367	32,592
Holcim Ltd.	105	8,423
Julius Baer Group Ltd.	223	9,458
Kuehne + Nagel International AG	69	9,192
Nestle S.A.	121	8,982
Novartis AG	102	8,903
Roche Holding AG	30	8,715
Schindler Holding AG -Participation Ctfs.	61	9,113
SGS S.A.	4	8,727
Sika AG	2	7,762

	Shares	Value

Switzerland–(continued)

STMicroelectronics N.V.	737	$6,117
Swatch Group AG (The)	16	8,565
Swiss Re AG	102	8,670
Swisscom AG	16	8,875
Syngenta AG	25	8,889
UBS AG	486	8,346
Zurich Insurance Group AG	30	8,721
		232,464

Taiwan–5.03%

Asia Cement Corp.	7,000	9,723
Cathay Financial Holding Co., Ltd.	5,250	8,743
Chang Hwa Commercial Bank	18,000	11,765
Cheng Shin Rubber Industry Co., Ltd.	3,000	7,536
Cheng Uei Precision Industry Co., Ltd.	4,000	7,445
Chicony Electronics Co., Ltd.	2,010	5,546
China Development Financial Holding Corp.	33,000	10,864
China Life Insurance Co., Ltd.	8,000	7,627
China Petrochemical Development Corp.	17,000	6,893
China Steel Chemical Corp.	1,000	6,315
China Steel Corp.	12,000	10,353
Chunghwa Telecom Co., Ltd.	4,000	12,187
CTBC Financial Holding Co. Ltd.	14,000	9,816
E.Sun Financial Holding Co. Ltd.	13,000	8,671
Far Eastern New Century Corp.	8,000	8,957
Far EasTone Telecommunications Co., Ltd.	3,000	6,198
First Financial Holding Co., Ltd.	23,000	15,654
Formosa Chemicals & Fibre Corp.	3,000	7,297
Formosa Petrochemical Corp.	3,000	7,652
Formosa Plastics Corp.	3,000	7,693
Foxconn Technology Co. Ltd.	3,000	7,379
Fubon Financial Holding Co. Ltd.	6,000	9,405
Highwealth Construction Corp. (a)	3,000	6,935
Hon Hai Precision Industry Co., Ltd.	3,000	10,237
Huaku Development Co. Ltd.	3,000	7,131
Lite-On Technology Corp.	4,020	6,760
Macronix International Co., Ltd. (a)	24,688	6,337
Mega Financial Holding Co., Ltd.	11,000	9,665
Nan Kang Rubber Tire Co., Ltd.	7,000	8,149
Nan Ya Plastics Corp.	3,000	6,995
President Chain Store Corp.	1,000	7,936
Ruentex Development Co., Ltd.	4,000	7,142
Ruentex Industries Ltd.	2,000	5,019
Shin Kong Financial Holding Co., Ltd.	38,000	12,614
Siliconware Precision Industries Co.	3,000	4,090
SinoPac Financial Holdings Co., Ltd.	20,000	9,382
Taishin Financial Holding Co., Ltd.	21,000	11,212
Taiwan Cement Corp.	4,000	5,928
Taiwan Cooperative Financial Holding Co. Ltd.	30,000	17,866
Taiwan Fertilizer Co., Ltd.	5,000	10,135
Taiwan Mobile Co., Ltd.	2,000	6,125
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	8,027
Tatung Co., Ltd. (a)	22,000	7,245
Uni-President Enterprises Corp.	4,000	7,623
Walsin Lihwa Corp. (a)	22,000	8,163

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

	Shares	Value

Taiwan–(continued)

Wistron Corp.	7,140	$6,811
WPG Holdings Ltd.	5,000	6,614
Yuanta Financial Holding Co., Ltd.	14,000	7,773
Yulon Motor Co., Ltd.	5,000	8,141
		413,774

Thailand–0.09%

Thai Beverage PCL	15,000	7,395

United Kingdom–16.73%

Anglo American PLC	1,184	31,731
ARM Holdings PLC	1,940	27,706
Associated British Foods PLC	559	26,167
AstraZeneca PLC	386	28,121
Aviva PLC	3,349	28,323
BAE Systems PLC	4,030	29,083
Barclays PLC	7,353	27,861
BG Group PLC	1,392	27,461
BHP Billiton PLC	907	30,968
BP PLC	3,326	27,176
British American Tobacco PLC	480	28,090
British Sky Broadcasting Group PLC	1,935	28,580
BT Group PLC	4,448	29,004
Burberry Group PLC	1,185	28,155
Centrica PLC	5,394	28,138
CNH Industrial N.V. (a)	638	5,874
Compass Group PLC	1,612	26,239
Diageo PLC	931	28,005
Experian PLC	1,717	29,336
GlaxoSmithKline PLC	1,084	26,163
HSBC Holdings PLC	2,830	30,294
Imperial Tobacco Group PLC	637	27,587
Kingfisher PLC	4,757	24,010
Land Securities Group PLC	1,691	29,642
Legal & General Group PLC	7,616	30,138
Lloyds Banking Group PLC (a)	22,486	28,004
Marks & Spencer Group PLC	3,977	28,742
National Grid PLC	2,045	29,453
Next PLC	271	30,890
Old Mutual PLC	8,824	29,036
Pearson PLC	1,541	29,603
Prudential PLC	1,283	29,542
Reckitt Benckiser Group PLC	328	28,943
Reed Elsevier PLC	1,803	29,053
Rio Tinto Ltd.	134	8,167
Rio Tinto PLC	561	32,065
Rolls-Royce Holdings PLC	1,590	27,698
Royal Bank of Scotland Group PLC (a)	5,115	30,520
Royal Dutch Shell PLC -Class A	710	29,194
SABMiller PLC	509	27,727
Smith & Nephew PLC	1,598	27,507
SSE PLC	1,093	26,804
Standard Chartered PLC	1,363	28,276
Standard Life PLC	4,548	28,629
Tesco PLC	5,941	25,708
Tullow Oil PLC	1,971	24,144

	Shares	Value

United Kingdom–(continued)

Unilever PLC	642	$27,800
Vodafone Group PLC	8,991	29,935
Wolseley PLC	534	27,790
WPP PLC	1,348	26,818
		1,375,900

United States–0.09%

Samsonite International S.A.	2,400	7,479
Total Common Stocks & Other Equity Interests (Cost $6,940,165)		7,293,787

Money Market Funds–9.20%

Liquid Assets Portfolio –Institutional Class (g)	378,436	378,436
Premier Portfolio –Institutional Class (g)	378,435	378,435
Total Money Market Funds (Cost $756,871)		756,871
TOTAL INVESTMENTS–97.90% (Cost $7,697,036)		8,050,658
OTHER ASSETS LESS LIABILITIES–2.10%		172,689
NET ASSETS–100.00%		$8,223,347

Investment Abbreviations:

ADR	— American Depositary Receipt
CPO	— Certificates of Ordinary Participation
Ctfs.	— Certificates
GDR	— Global Depositary Receipt
REGS	— Regulation S
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common share and two preferred shares.
(c)	Each CPO represents two Series A shares and one Series B share.
(d)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(e)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2014 represented less than 1% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Macro International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

Invesco Macro International Equity Fund

A.	Security Valuations – (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

Invesco Macro International Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the period December 17, 2013 (commencement date) to July 31, 2014, there were transfers from Level 1 to Level 2 of $2,501,861 and from Level 2 to Level 1 of $252,011, due to foreign fair value adjustments.

Invesco Macro International Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$8,079	$428,111	$—	$436,190
Austria	—	17,839	—	17,839
Belgium	—	40,089	—	40,089
Brazil	119,470	—	—	119,470
Chile	50,621	—	—	50,621
China	20,039	157,613	—	177,652
Colombia	41,684	—	—	41,684
Czech Republic	5,876	5,819	—	11,695
Denmark	—	53,508	—	53,508
Finland	6,767	39,027	—	45,794
France	45,742	254,599	—	300,341
Germany	133,947	88,695	—	222,642
Greece	—	4,940	—	4,940
Hong Kong	31,898	280,431	—	312,329
Hungary	10,610	—	—	10,610
India	6,085	—	—	6,085
Indonesia	—	6,836	8,460	15,296
Ireland	33,111	12,710	—	45,821
Italy	—	90,289	—	90,289
Japan	15,003	1,457,282	—	1,472,285
Luxembourg	—	13,407	—	13,407
Macau	—	8,497	—	8,497
Malaysia	120,360	132,685	—	253,045
Mexico	45,069	—	—	45,069
Netherlands	6,638	78,701	—	85,339
New Zealand	—	22,232	—	22,232
Norway	—	44,881	—	44,881
Philippines	—	7,381	—	7,381
Poland	—	10,975	—	10,975
Portugal	—	6,604	—	6,604
Russia	—	17,791	—	17,791
Singapore	6,653	140,545	—	147,198
South Africa	63,557	85,225	—	148,782
South Korea	44,884	664,260	—	709,144
Spain	—	110,897	—	110,897
Sweden	17,236	133,117	—	150,353
Switzerland	8,423	224,041	—	232,464
Taiwan	6,935	406,839	—	413,774
Thailand	7,395	—	—	7,395
United Kingdom	114,505	1,261,395	—	1,375,900
United States	764,350	—	—	764,350
	1,734,937	6,307,261	8,460	8,050,658
Futures Contracts*	(8,766)	—	—	(8,766)
Total Investments	$1,726,171	$6,307,261	$8,460	$8,041,892
*	Unrealized appreciation (depreciation).

Invesco Macro International Equity Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Market risk:
Futures contracts (a)	$19,173	$(27,939)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the Period December 17, 2013 (commencement date) through July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures Contracts
Realized Gain
Market risk	$83,456
Change in Unrealized Appreciation (Depreciation)
Market risk	(8,766)
Total	$74,690

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$1,984,053

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	14	September-2014	$584,644	$(26,841)
FTSE 100 Index	Long	3	September-2014	338,442	(1,098)
Hang Seng Index	Long	4	August-2014	639,114	11,078
Mini MSCI Emerging Markets Index	Long	7	September-2014	369,110	2,647
Tokyo Stock Price Index	Long	1	September-2014	125,656	5,448
Total Futures Contracts - Market Risk					$(8,766)

(a) Futures contracts collateralized by $160,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Invesco Macro International Equity Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) through July 31, 2014 was $8,822,503 and $1,950,695, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$555,078
Aggregate unrealized (depreciation) of investment securities	(201,456)
Net unrealized appreciation of investment securities	$353,622
Cost of investments is the same for financial reporting and tax purposes.

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	MLS-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.98%

Australia–3.47%

AGL Energy Ltd.	560	$7,645
ALS Ltd.	971	6,992
Alumina Ltd. (a)	6,460	9,497
Amcor Ltd.	793	7,621
AMP Ltd.	1,708	8,619
APA Group	1,237	8,506
Asciano Ltd.	1,570	8,734
ASX Ltd.	248	8,292
Aurizon Holdings Ltd.	1,736	8,030
AusNet Services (a)	6,415	8,005
Australia and New Zealand Banking Group Ltd.	260	8,124
Bank of Queensland Ltd.	689	7,946
Bendigo and Adelaide Bank Ltd.	726	8,516
BHP Billiton Ltd.	244	8,675
BlueScope Steel Ltd. (a)	1,544	8,893
Boral Ltd.	1,690	8,316
Brambles Ltd.	914	7,937
Caltex Australia Ltd.	386	8,794
CFS Retail Property Trust Group	4,144	8,285
Challenger Ltd.	1,191	8,798
Coca-Cola Amatil Ltd.	962	8,234
Cochlear Ltd.	142	8,328
Commonwealth Bank of Australia	109	8,409
Computershare Ltd.	681	8,236
Crown Resorts Ltd.	587	8,799
CSL Ltd.	125	7,825
Federation Centres	3,379	8,021
Fortescue Metals Group Ltd.	2,082	9,350
Iluka Resources Ltd.	1,071	8,709
Incitec Pivot Ltd.	3,127	8,577
Insurance Australia Group Ltd.	1,571	9,132
Leighton Holdings Ltd.	433	8,770
Lend Lease Group	649	8,066
Macquarie Group Ltd.	153	8,245
Metcash Ltd.	2,959	7,910
National Australia Bank Ltd.	265	8,602
Newcrest Mining Ltd. (a)	796	8,016
Oil Search Ltd.	895	7,832
Orica Ltd.	460	9,305
Origin Energy Ltd.	604	7,966
Primary Health Care Ltd.	2,001	8,924
Qantas Airways Ltd. (a)	6,557	8,028
QBE Insurance Group Ltd.	791	8,013
Ramsay Health Care Ltd.	192	8,539
Santos Ltd.	616	8,273
Seek Ltd.	535	8,050
Sonic Healthcare Ltd.	517	8,655
Suncorp Group Ltd.	688	9,077
Tabcorp Holdings Ltd.	2,569	8,272
Tatts Group Ltd.	2,938	9,651

	Shares	Value

Australia–(continued)

Telstra Corp. Ltd.	1,631	$8,269
Toll Holdings Ltd.	1,743	8,755
Treasury Wine Estates Ltd.	1,937	9,072
Wesfarmers Ltd.	213	8,628
Westpac Banking Corp.	250	7,955
Woodside Petroleum Ltd.	212	8,318
Woolworths Ltd.	234	7,962
WorleyParsons Ltd.	511	8,442
		487,440

Austria–0.14%

Erste Group Bank AG	231	5,923
OMV AG	176	7,076
Voestalpine AG	159	6,992
		19,991

Belgium–0.32%

Ageas	192	6,884
Anheuser-Busch InBev N.V.	70	7,567
Delhaize Group S.A.	117	7,621
KBC Groep N.V. (a)	139	7,516
Solvay S.A.	48	7,750
UCB S.A.	88	8,074
		45,412

Brazil–0.98%

Ambev S.A.	1,000	6,909
Banco Bradesco S.A. –Preference Shares	432	6,624
BB Seguridade Participacoes S.A.	490	7,121
BRF S.A.	315	7,717
Cia Brasileira de Distribuicao -Preference Shares	163	7,871
Cielo S.A.	408	7,472
Ecorodovias Infraestrutura e Logistica S.A.	992	5,936
Hypermarcas S.A. (a)	875	7,006
Itau Unibanco Holding S.A. -Preference Shares	455	7,037
Itausa - Investimentos Itau S.A. -Preference Shares	1,715	7,172
Lojas Americanas S.A. -Preference Shares	1,132	7,208
M Dias Branco S.A.	163	6,688
Multiplan Empreendimentos Imobiliarios S.A.	338	8,040
Souza Cruz S.A.	630	5,855
Telefonica Brasil S.A. -Preference Shares	350	7,039
Tractebel Energia S.A.	455	6,817
Transmissora Alianca de Energia Eletrica S.A. (b)	805	7,343
Ultrapar Participacoes S.A.	350	8,027
WEG S.A.	780	9,421
		137,303

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Chile–0.40%

Banco de Chile	63,275	$7,865
Banco Santander Chile	105,243	6,683
Cia Cervecerias Unidas S.A.	610	6,856
Empresa Nacional de Electricidad S.A.	5,399	8,015
Empresa Nacional de Telecomunicaciones S.A.	526	6,389
Empresas COPEC S.A.	525	6,428
Enersis S.A.	23,575	7,923
S.A.C.I. Falabella	831	6,587
		56,746

China–1.42%

AAC Technologies Holdings Inc.	1,284	7,644
Agricultural Bank of China Ltd. -Class H	15,000	7,308
Bank of China Ltd. -Class H	17,000	8,131
Bank of Communications Co. Ltd. -Class H	11,000	8,445
Belle International Holdings Ltd.	8,000	9,970
China Construction Bank Corp. -Class H	10,000	7,692
China Mobile Ltd.	875	9,679
China Telecom Corp. Ltd. -Class H	13,536	7,593
CNOOC Ltd.	4,000	7,097
ENN Energy Holdings Ltd.	1,167	8,251
Evergrande Real Estate Group Ltd.	21,704	9,389
GCL-Poly Energy Holdings Ltd. (a)	25,555	8,237
Hengan International Group Co. Ltd.	817	8,748
Industrial and Commercial Bank of China Ltd. -Class H	11,000	7,539
People’s Insurance Co. (Group) of China Ltd. -Class H	17,737	7,855
PetroChina Co. Ltd. -Class H	6,000	7,855
Shanghai Industrial Holdings Ltd.	2,217	7,395
Shimao Property Holdings Ltd.	4,609	10,650
SOHO China Ltd.	9,500	7,981
Sun Art Retail Group Ltd.	12,500	15,597
Tencent Holdings Ltd.	548	8,860
Tingyi (Cayman Islands) Holding Corp.	3,034	8,632
Want Want China Holdings Ltd.	6,068	8,300
		198,848

Colombia–0.33%

Bancolombia S.A.	536	8,084
Bancolombia S.A. -Preference Shares	578	8,933
Cementos Argos S.A.	1,102	6,460
Ecopetrol S.A.	3,565	6,041
Grupo de Inversiones Suramericana S.A.	376	8,375
Grupo de Inversiones Suramericana S.A. -Preference Shares	400	8,458
		46,351

Czech Republic–0.09%

Komercni Banka A.S.	30	6,529
O2 Czech Republic A.S.	495	6,531
		13,060

Denmark–0.42%

A. P. Moller - Maersk AS -Class B	4	9,290
Carlsberg AS -Class B	103	9,846
Coloplast AS -Class B	115	9,708

	Shares	Value

Denmark–(continued)

Danske Bank AS	368	$10,621
Novo Nordisk AS -Class B	223	10,290
Vestas Wind Systems AS (a)	205	9,195
		58,950

Finland–0.36%

Fortum Oyj	289	7,415
Kone Oyj -Class B	178	7,481
Nokia Oyj	984	7,751
Sampo Oyj -Class A	147	7,299
Stora Enso Oyj -Class R	765	6,869
UPM-Kymmene Oyj	433	7,038
Wartsila OYJ Abp	140	7,070
		50,923

France–2.39%

Accor S.A.	142	6,855
Air Liquide S.A.	65	8,269
Airbus Group N.V.	114	6,592
Alcatel-Lucent (a)	2,180	7,659
Alstom S.A. (a)	204	7,345
Arkema S.A.	79	7,343
AXA S.A.	318	7,282
BNP Paribas S.A.	112	7,385
Bouygues S.A.	180	7,083
Bureau Veritas S.A.	275	7,069
Cap Gemini S.A.	99	7,156
Carrefour S.A.	218	7,523
Casino Guichard-Perrachon S.A.	62	7,467
Christian Dior S.A.	40	6,951
Cie Generale des Etablissements Michelin	63	6,899
Compagnie de Saint-Gobain	128	6,203
Credit Agricole S.A.	513	6,951
Danone	104	7,510
Dassault Systemes S.A.	118	7,891
Edenred	263	8,201
Electricite de France S.A.	237	7,660
Essilor International S.A.	69	6,716
GDF Suez	266	6,814
Kering	37	7,897
L’Oreal S.A.	43	7,261
Lafarge S.A.	92	7,155
Legrand S.A.	116	6,406
LVMH Moet Hennessy Louis Vuitton S.A.	40	6,862
Orange S.A.	508	7,952
Pernod Ricard S.A.	64	7,172
Publicis Groupe S.A.	92	6,679
Renault S.A.	84	6,981
Safran S.A.	116	6,793
Sanofi	70	7,344
Schneider Electric S.E.	83	6,982
SCOR S.E.	208	6,675
Societe Generale S.A.	140	6,995
Sodexo	69	6,871
Suez Environnement Co.	372	6,912
Technip S.A.	72	6,620
Total S.A.	106	6,837
Valeo S.A.	57	6,801

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

France–(continued)

Vallourec S.A.	171	$7,535
Veolia Environnement S.A.	365	6,431
Vinci S.A.	102	7,018
Vivendi S.A.	300	7,526
Zodiac Aerospace	207	6,456
		334,985

Germany–1.77%

adidas AG	75	5,966
Allianz S.E.	43	7,187
BASF S.E.	67	6,965
Bayer AG	53	7,020
Bayerische Motoren Werke AG	60	7,173
Beiersdorf AG	74	6,692
Brenntag AG	40	6,421
Commerzbank AG (a)	476	6,875
Continental AG	33	7,135
Daimler AG	77	6,380
Deutsche Bank AG	212	7,289
Deutsche Boerse AG	103	7,494
Deutsche Lufthansa AG	362	6,434
Deutsche Post AG	202	6,479
Deutsche Telekom AG	452	7,320
E.ON S.E.	365	6,905
Fresenius Medical Care AG & Co. KGaA	121	8,408
Fresenius S.E. & Co. KGaA	52	7,791
GEA Group AG	155	6,972
HeidelbergCement AG	85	6,331
Henkel AG & Co. KGaA -Preference Shares	69	7,707
Infineon Technologies AG	653	7,235
K+S AG	234	7,221
LANXESS AG	113	7,196
Linde AG	37	7,575
Merck KGaA	86	7,643
Metro AG (a)	180	6,512
Muenchener Rueckversicherungs-Gesellschaft AG	34	7,232
Porsche Automobil Holding S.E. -Preference Shares	72	6,740
ProSiebenSat.1 Media AG	165	6,935
RWE AG	181	7,284
SAP S.E.	100	7,881
Siemens AG	54	6,681
ThyssenKrupp AG (a)	279	7,906
Volkswagen AG -Preference Shares	29	6,777
		247,762

Greece–0.04%

National Bank of Greece S.A. (a)	1,761	5,548

Hong Kong–2.43%

AIA Group Ltd.	1,600	8,581
ASM Pacific Technology Ltd.	700	7,438
Bank of East Asia, Ltd. (The)	2,000	8,528
Cheung Kong Infrastructure Holdings Ltd.	1,000	7,050
China Gas Holdings Ltd.	4,000	7,719
CLP Holdings Ltd.	1,000	8,308
Dairy Farm International Holdings Ltd.	900	9,621
Espirit Holdings Ltd.	5,900	9,272

	Shares	Value

Hong Kong–(continued)

First Pacific Co. Ltd.	8,000	$9,632
Galaxy Entertainment Group Ltd.	1,000	8,381
Global Brands Group Holding Ltd. (a)	4,000	1,048
Hang Lung Group Ltd.	2,000	10,732
Hang Lung Properties Ltd.	3,000	9,263
Hang Seng Bank Ltd.	500	8,487
Henderson Land Development Co. Ltd.	1,100	7,009
HKT Trust and HKT Ltd.	8,000	9,448
Hong Kong and China Gas Co. Ltd.	3,400	7,415
Hong Kong Exchanges & Clearing Ltd.	400	8,899
Hongkong Land Holdings Ltd.	1,000	6,830
Hutchison Whampoa Ltd.	1,000	13,621
Hysan Development Co. Ltd.	2,000	9,589
Kerry Properties Ltd.	2,500	9,164
Li & Fung Ltd.	4,000	5,344
Link REIT (The)	1,500	8,506
MTR Corp. Ltd.	2,000	7,874
New World Development Co. Ltd.	7,000	8,847
Noble Group Ltd.	7,000	7,953
Power Assets Holdings Ltd.	1,000	8,935
Sands China Ltd.	1,200	8,801
Shangri-La Asia Ltd.	6,000	9,522
Sino Land Co. Ltd.	4,000	6,872
SJM Holdings Ltd.	3,000	8,040
Sun Hung Kai Properties Ltd.	1,000	15,149
Swire Pacific Ltd. -Class A	500	6,424
Swire Properties Ltd.	2,800	9,106
Techtronic Industries Co. Ltd.	3,000	9,031
Wharf Holdings Ltd. (The)	1,000	7,994
Wheelock and Co. Ltd.	2,000	10,090
Wing Hang Bank Ltd.	500	8,064
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,385
		340,972

Hungary–0.09%

MOL Hungarian Oil and Gas PLC	129	6,243
Richter Gedeon Nyrt	358	5,879
		12,122

India–0.05%

Infosys Ltd. -ADR	128	7,017

Indonesia–0.12%

Golden Agri-Resources Ltd.	18,000	7,691
PT Trada Maritime Tbk (a)	59,000	9,400
		17,091

Ireland–0.36%

CRH PLC	272	6,355
Kerry Group PLC -Class A	96	7,119
Shire PLC	450	37,157
		50,631

Italy–0.71%

Assicurazioni Generali S.p.A.	327	6,820
Atlantia S.p.A	294	7,771
Enel S.p.A.	1,288	7,319
Eni S.p.A.	297	7,549

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Italy–(continued)

Fiat S.p.A. (a)	755	$7,269
Intesa Sanpaolo S.p.A.	2,252	6,664
Luxottica Group S.p.A.	135	7,454
Prada S.p.A.	1,100	7,769
Saipem S.p.A. (a)	274	6,374
Snam S.p.A.	1,308	7,707
Telecom Italia S.p.A. (a)	6,173	7,111
Terna - Rete Elettrica Nazionale S.p.A.	1,330	6,986
UniCredit S.p.A.	803	6,256
Unione di Banche Italiane S.C.p.A.	841	6,901
		99,950

Japan–11.73%

Aeon Co., Ltd.	600	6,747
Aisin Seiki Co., Ltd.	200	7,777
Amada Co., Ltd.	700	6,826
ANA Holdings Inc.	4,000	9,927
Aozora Bank, Ltd.	2,000	6,816
Asahi Glass Co., Ltd.	1,000	5,942
Asahi Group Holdings, Ltd.	200	6,060
Asahi Kasei Corp.	1,000	7,910
ASICS Corp.	300	6,365
Astellas Pharma Inc.	600	8,055
Bank of Kyoto, Ltd. (The)	1,000	9,105
Bank of Yokohama, Ltd. (The)	1,000	5,715
Benesse Holdings, Inc.	200	7,552
Bridgestone Corp.	200	7,218
Brother Industries, Ltd.	500	9,010
Canon Inc.	200	6,546
Casio Computer Co., Ltd.	600	10,069
Chiba Bank, Ltd. (The)	1,000	7,294
Chubu Electric Power Co., Inc. (a)	600	6,986
Chugai Pharmaceutical Co., Ltd.	200	6,661
Chugoku Bank, Ltd. (The)	500	7,629
Chugoku Electric Power Co., Inc. (The)	600	7,999
Credit Saison Co., Ltd.	300	5,942
Dai Nippon Printing Co., Ltd.	1,000	10,265
Dai-ichi Life Insurance Co. Ltd. (The)	500	7,086
Daihatsu Motor Co., Ltd.	500	8,921
Daiichi Sankyo Co., Ltd.	500	9,096
Daikin Industries, Ltd.	100	6,900
Daito Trust Construction Co., Ltd.	100	12,074
Daiwa Securities Group Inc.	1,000	8,423
Denso Corp.	100	4,611
Dentsu Inc.	200	7,945
East Japan Railway Co.	100	8,039
Eisai Co., Ltd.	200	8,498
Electric Power Development Co., Ltd.	200	6,442
FamilyMart Co., Ltd.	200	8,970
Fuji Heavy Industries Ltd.	200	5,695
Fuji Media Holdings, Inc.	500	8,015
FUJIFILM Holdings Corp.	200	5,712
Fujitsu Ltd.	1,000	7,693
Fukuoka Financial Group, Inc.	1,000	5,131
GungHo Online Entertainment, Inc.	1,100	6,182
Gunma Bank, Ltd. (The)	1,000	5,890
Hachijuni Bank, Ltd. (The)	1,000	6,173
Hamamatsu Photonics K.K.	100	4,713

	Shares	Value

Japan–(continued)

Hankyu Hanshin Holdings, Inc.	1,000	$5,825
Hino Motors, Ltd.	600	8,321
Hiroshima Bank, Ltd. (The)	1,000	4,865
Hisamitsu Pharmaceutical Co., Inc.	200	7,957
Hitachi, Ltd.	1,000	7,785
Hokuhoku Financial Group, Inc.	3,000	6,172
Hokuriku Electric Power Co.	600	7,782
Honda Motor Co., Ltd.	200	6,940
Hoya Corp.	200	6,502
Hulic Co., Ltd.	600	7,090
Idemitsu Kosan Co., Ltd.	300	6,157
IHI Corp.	2,000	9,302
INPEX Corp.	500	7,428
Isetan Mitsukoshi Holdings Ltd.	600	7,480
Isuzu Motors Ltd.	1,000	6,964
ITOCHU Corp.	600	7,678
Iyo Bank, Ltd. (The)	800	8,111
J. Front Retailing Co., Ltd.	1,000	6,690
Japan Airlines Co. Ltd.	100	5,535
Japan Exchange Group Inc.	400	9,130
Japan Real Estate Investment Corp.	1	5,658
Japan Retail Fund Investment Corp.	3	6,630
Japan Tobacco, Inc.	200	6,979
JFE Holdings, Inc.	300	6,332
Joyo Bank, Ltd. (The)	1,000	5,334
JSR Corp.	500	8,642
JTEKT Corp.	500	8,657
JX Holdings, Inc.	1,400	7,231
Kajima Corp.	2,000	9,347
Kansai Electric Power Co., Inc. (The) (a)	800	7,254
Kao Corp.	200	8,229
Kawasaki Heavy Industries, Ltd.	2,000	7,809
KDDI Corp.	100	5,760
Keikyu Corp.	1,000	8,827
Keio Corp.	1,000	8,008
Keisei Electric Railway Co., Ltd.	1,000	10,293
Kintetsu Corp.	2,000	7,289
Kirin Holdings Co., Ltd.	600	8,413
Kobe Steel, Ltd.	5,000	8,146
Komatsu Ltd.	300	6,598
Konica Minolta Inc.	800	8,576
Kuraray Co., Ltd.	600	7,895
Kurita Water Industries Ltd.	300	6,933
Kyocera Corp.	100	4,843
Kyushu Electric Power Co., Inc. (a)	700	7,790
Lawson, Inc.	100	7,494
LIXIL Group Corp.	200	4,871
Makita Corp.	100	5,890
Marubeni Corp.	1,000	7,059
Marui Group Co., Ltd.	800	7,646
Mazda Motor Corp.	200	4,799
Medipal Holdings Corp.	600	7,585
MEIJI Holdings Co., Ltd.	100	7,190
Minebea Co., Ltd.	1,000	11,873
Mitsubishi Chemical Holdings Corp.	1,500	6,580
Mitsubishi Corp.	300	6,328
Mitsubishi Gas Chemical Co., Inc.	1,000	6,494
Mitsubishi Heavy Industries, Ltd.	1,000	6,527
Mitsubishi Materials Corp.	2,000	7,321

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Japan–(continued)

Mitsubishi Motors Corp.	700	$7,992
Mitsubishi Tanabe Pharma Corp.	600	8,738
Mitsubishi UFJ Financial Group, Inc.	1,200	7,104
Mitsui & Co., Ltd.	500	8,032
Mitsui Chemicals, Inc.	2,000	5,405
Mitsui O.S.K. Lines, Ltd.	2,000	7,410
Mizuho Financial Group, Inc.	3,700	7,205
MS&AD Insurance Group Holdings, Inc.	400	9,147
Murata Manufacturing Co., Ltd.	100	9,548
Nagoya Railroad Co., Ltd.	2,000	8,393
Namco Bandai Holdings Inc.	400	10,143
NEC Corp.	2,000	7,751
Nidec Corp.	100	6,522
Nikon Corp.	500	7,795
Nintendo Co., Ltd.	100	11,127
Nippon Building Fund Inc.	1	5,623
Nippon Express Co., Ltd.	1,000	4,842
Nippon Prologis REIT Inc.	3	7,009
Nippon Steel & Sumitomo Metal Corp.	2,000	6,058
Nippon Telegraph & Telephone Corp.	100	6,648
Nippon Television Holdings, Inc.	500	8,496
Nippon Yusen Kabushiki Kaisha	2,000	5,731
Nissan Motor Co., Ltd.	800	7,889
Nisshin Seifun Group Inc.	700	8,178
Nissin Foods Holdings Co., Ltd.	100	5,475
Nitori Holdings Co., Ltd.	100	5,629
Nitto Denko Corp.	200	9,023
NKSJ Holdings, Inc.	200	5,072
Nomura Holdings, Inc.	1,000	6,322
Nomura Research Institute, Ltd.	200	6,306
NTT Data Corp.	200	7,609
NTT DoCoMo, Inc.	500	8,817
Obayashi Corp.	1,000	7,322
Odakyu Electric Railway Co., Ltd.	1,000	9,814
Oji Holdings Corp.	2,000	8,060
Olympus Corp. (a)	200	7,084
OMRON Corp.	200	8,851
Ono Pharmaceutical Co., Ltd.	100	8,492
ORIX Corp.	500	8,129
Osaka Gas Co., Ltd.	2,000	8,322
Otsuka Holdings Co., Ltd.	200	6,364
Panasonic Corp.	600	7,252
Rakuten Inc.	600	7,904
Renesas Electronics Corp. (a)	900	6,627
Resona Holdings, Inc.	1,300	7,162
Ricoh Co., Ltd.	600	6,804
Rinnai Corp.	100	9,147
Rohm Co. Ltd.	100	5,693
Santen Pharmaceutical Co., Ltd.	100	5,882
SECOM Co., Ltd.	100	6,102
Sega Sammy Holdings Inc.	300	5,960
Seiko Epson Corp.	200	8,428
Sekisui Chemical Co., Ltd.	1,000	11,981
Sekisui House, Ltd.	600	7,871
Seven & I Holdings Co., Ltd.	200	8,347
Sharp Corp. (a)	2,000	6,126
Shikoku Electric Power Co. Inc. (a)	600	7,911
Shimadzu Corp.	1,000	9,563

	Shares	Value

Japan–(continued)

Shimamura Co., Ltd.	100	$9,937
Shimano Inc.	100	11,673
Shimizu Corp.	1,000	7,665
Shin-Etsu Chemical Co., Ltd.	100	6,348
Shinsei Bank, Ltd.	3,000	6,334
Shionogi & Co., Ltd.	300	6,474
Shiseido Co., Ltd.	500	9,896
Shizuoka Bank, Ltd. (The)	1,000	10,801
SoftBank Corp.	100	7,090
Sony Corp.	500	9,099
Sony Financial Holdings Inc.	500	8,227
Stanley Electric Co., Ltd.	200	5,197
Sumitomo Chemical Co., Ltd.	2,000	7,534
Sumitomo Corp.	600	7,855
Sumitomo Electric Industries, Ltd.	600	8,797
Sumitomo Heavy Industries, Ltd.	1,000	4,909
Sumitomo Mitsui Financial Group, Inc.	200	8,188
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,350
Suntory Beverage & Food Ltd.	200	7,516
Suzuken Co., Ltd.	200	6,394
Suzuki Motor Corp.	200	6,681
Sysmex Corp.	200	7,795
T&D Holdings, Inc.	600	7,557
Taiheiyo Cement Corp.	2,000	7,792
Taisei Corp.	1,000	5,669
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,127
Takashimaya Co., Ltd.	1,000	9,210
Takeda Pharmaceutical Co. Ltd.	100	4,570
TDK Corp.	100	4,793
Teijin Ltd.	4,000	9,918
Terumo Corp.	300	6,815
THK Co., Ltd.	400	9,634
Tobu Railway Co., Ltd.	1,000	5,248
Toho Co., Ltd.	400	9,731
Toho Gas Co., Ltd.	1,000	5,535
Tohoku Electric Power Co., Inc.	700	7,659
Tokio Marine Holdings, Inc.	200	6,300
Tokyo Electric Power Co. Inc. (a)	1,800	7,040
Tokyo Electron Ltd.	100	6,469
Tokyo Gas Co., Ltd.	1,000	5,723
Tokyo Tatemono Co., Ltd.	1,000	8,559
Tokyu Corp.	1,000	7,215
TonenGeneral Sekiyu K.K.	1,000	8,748
Toppan Printing Co. Ltd.	1,000	7,641
Toray Industries, Inc.	1,000	6,780
Toshiba Corp.	1,000	4,453
Toyo Seikan Group Holdings Ltd.	500	7,798
Toyota Industries Corp.	100	4,878
Toyota Motor Corp.	100	5,916
Toyota Tsusho Corp.	200	5,576
Trend Micro Inc.	200	7,127
Unicharm Corp.	100	6,135
West Japan Railway Co.	200	9,090
Yahoo Japan Corp.	1,500	6,675
Yakult Honsha Co., Ltd.	100	5,300
Yamada Denki Co., Ltd.	2,000	7,125
Yamaguchi Financial Group, Inc.	1,000	10,266
Yamaha Motor Co., Ltd.	500	8,313
Yamato Holdings Co., Ltd.	300	6,198

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Japan–(continued)

Yaskawa Electric Corp.	700	$9,126
Yokogawa Electric Corp.	600	7,421
		1,645,596

Luxembourg–0.11%

ArcelorMittal S.A.	516	7,823
Tenaris S.A.	333	7,165
		14,988

Macau–0.07%

Wynn Macau, Ltd.	2,287	9,717

Malaysia–2.01%

AMMB Holdings Berhad	5,823	12,612
Axiata Group Berhad	8,168	17,775
British American Tobacco Malaysia Berhad	512	11,277
Bumi Armada Berhad	7,410	7,791
CIMB Group Holdings Berhad	4,831	10,551
DiGi.Com Berhad	7,200	12,791
Gamuda Berhad	5,500	8,227
Genting Berhad	2,731	8,426
Genting Malaysia Berhad	4,900	6,728
IHH Healthcare Berhad	7,421	10,914
IJM Corp. Berhad	4,679	9,777
IOI Corp. Berhad	5,200	8,136
Kuala Lumpur Kepong Berhad	1,300	9,641
Malayan Banking Berhad	4,119	12,725
Malaysia Airports Holdings Berhad	2,812	6,565
Maxis Berhad	7,281	15,390
MISC Berhad	3,524	7,135
Petronas Chemicals Group Berhad	5,600	11,636
Petronas Dagangan Berhad	1,000	5,820
Petronas Gas Berhad	1,200	8,817
Public Bank Berhad	2,485	15,381
SapuraKencana Petroleum Berhad	5,216	7,018
Sime Darby Berhad	6,605	19,635
Telekom Malaysia Berhad	5,391	10,526
Tenaga Nasional Berhad	2,322	9,016
UMW Holdings Berhad	2,707	9,911
YTL Corp. Berhad	16,232	7,974
		282,195

Mexico–0.37%

America Movil S.A.B. de C.V. -Series L	7,340	8,667
Arca Continental S.A.B. de C.V.	1,132	8,002
Cemex S.A.B. de C.V. –Series CPO(a)(c)	5,134	6,458
Coca-Cola Femsa, S.A.B. de C.V. -Series L	600	6,405
Fomento Economico Mexicano, S.A.B. de C.V. -Series BD(d)	800	7,523
Grupo Televisa S.A.B. -Series CPO (e)	1,100	7,835
Wal-Mart de Mexico S.A.B. de C.V. -Series V	2,824	7,013
		51,903

Netherlands–0.67%

Aegon N.V.	871	7,063
Akzo Nobel N.V.	103	7,432
ASML Holding N.V.	77	7,271

	Shares	Value

Netherlands–(continued)

Gemalto N.V.	73	$7,111
Heineken Holding N.V.	114	7,260
Heineken N.V.	107	7,512
Koninklijke Ahold N.V.	417	7,267
Koninklijke DSM N.V.	109	7,517
Koninklijke KPN N.V. (a)	2,047	6,504
Koninklijke Philips N.V.	248	7,632
Randstad Holding N.V.	140	6,922
Reed Elsevier N.V.	325	7,301
Wolters Kluwer N.V.	259	7,151
		93,943

New Zealand–0.18%

Auckland International Airport Ltd.	2,517	8,116
Fletcher Building Ltd.	1,076	8,287
Spark New Zealand Ltd.	3,726	9,010
		25,413

Norway–0.36%

DNB ASA	560	9,896
Orkla ASA	1,188	10,761
Statoil ASA	329	9,380
Telenor ASA	466	10,700
Yara International ASA	210	9,601
		50,338

Philippines–0.06%

Philippine Long Distance Telephone Co.	115	8,084

Poland–0.08%

Powszechna Kasa Oszczednosci Bank Polski S.A.	516	5,861
Powszechny Zaklad Ubezpieczen S.A.	42	5,902
		11,763

Portugal–0.05%

EDP - Energias de Portugal, S.A.	1,585	7,413

Russia–0.14%

LUKOIL OAO -ADR	119	6,626
Rosneft Oil Co. -REGS -GDR(f)	1,057	6,515
Surgutneftegas OAO -ADR	987	6,837
		19,978

Singapore–1.23%

CapitaLand Ltd.	3,000	8,263
CapitaMall Trust	5,000	7,888
City Developments Ltd.	1,000	8,469
ComfortDelGro Corp. Ltd.	4,000	8,281
DBS Group Holdings Ltd.	1,000	14,584
Genting Singapore PLC	8,000	8,553
Global Logistic Properties Ltd.	4,000	8,893
Keppel Corp. Ltd.	1,000	8,777
Oversea-Chinese Banking Corp. Ltd.	1,000	7,968
SembCorp Industries Ltd.	2,000	8,738
SembCorp Marine Ltd.	3,000	9,948
Singapore Airlines Ltd.	1,000	8,250
Singapore Exchange Ltd.	2,000	11,304
Singapore Press Holdings Ltd.	2,000	6,653

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Singapore–(continued)

Singapore Technologies Engineering Ltd.	3,000	$9,097
Singapore Telecommunications Ltd.	3,000	9,774
Suntec REIT	6,000	8,594
UOL Group Ltd.	2,000	10,589
Wilmar International Ltd.	3,000	7,853
		172,476

South Africa–1.19%

Barclays Africa Group Ltd.	458	7,126
Bidvest Group Ltd.	268	7,222
Capitec Bank Holdings Ltd.	376	8,541
Coronation Fund Managers Ltd.	719	6,556
Exxaro Resources Ltd.	503	6,826
FirstRand Ltd.	1,932	7,777
Growthpoint Properties Ltd.	3,115	7,211
Investec Ltd.	829	7,125
Liberty Holdings Ltd.	581	7,017
Mediclinic International Ltd.	859	6,836
MTN Group Ltd.	323	6,663
Nedbank Group Ltd.	351	7,632
PPC Ltd.	2,256	6,767
Rand Merchant Insurance Holdings Ltd.	2,654	7,691
Redefine Properties Ltd.	7,246	6,501
Remgro Ltd.	375	8,092
Sasol Ltd.	159	9,175
Shoprite Holdings Ltd.	466	7,027
SPAR Group Ltd. (The)	674	7,781
Standard Bank Group Ltd.	563	7,575
Steinhoff International Holdings Ltd.	1,285	6,424
Tiger Brands Ltd.	236	6,779
Vodacom Group Ltd.	543	6,357
		166,701

South Korea–5.67%

AMOREPACIFIC Corp.	5	8,592
Celltrion Inc. (a)	198	7,657
Coway Co., Ltd.	101	8,702
Daewoo Engineering & Construction Co., Ltd. (a)	1,060	10,157
Daewoo Securities Co., Ltd. (a)	1,150	11,574
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	321	7,652
Dongbu Insurance Co., Ltd.	279	15,907
E-Mart Co., Ltd.	35	7,895
GS Holdings	404	18,469
Hana Financial Group Inc.	404	16,271
Hankook Tire Co. Ltd.	131	7,202
Hanwha Corp.	250	7,108
Hotel Shilla Co., Ltd.	93	9,877
Hyundai Department Store Co., Ltd.	59	8,435
Hyundai Engineering & Construction Co. Ltd.	314	19,174
Hyundai Glovis Co., Ltd.	31	7,942
Hyundai Heavy Industries Co. Ltd.	47	6,849
Hyundai Marine & Fire Insurance Co., Ltd.	304	9,008
Hyundai Mobis Co., Ltd.	54	16,061
Hyundai Motor Co.	39	9,287
Hyundai Steel Co.	124	9,505
Hyundai Wia Corp.	49	8,962
Industrial Bank of Korea	1,203	17,962

	Shares	Value

South Korea–(continued)

Kangwon Land Inc.	280	$9,330
KB Financial Group Inc.	452	17,679
KCC Corp.	13	7,671
Kia Motors Corp.	277	16,364
Korea Electric Power Corp.	392	16,008
Korea Zinc Co., Ltd.	23	9,260
KT Corp.	540	17,447
KT&G Corp.	198	19,113
LG Chem Ltd.	56	15,662
LG Corp.	275	18,378
LG Display Co. Ltd. (a)	278	9,141
LG Electronics Inc.	209	15,571
LG Household & Health Care Ltd.	20	9,314
LG Uplus Corp.	902	8,332
Lotte Chemical Corp.	46	7,792
Lotte Shopping Co., Ltd.	53	16,389
NAVER Corp.	11	7,785
NCSoft Corp.	44	6,634
OCI Co. Ltd. (a)	46	7,269
ORION Corp.	10	9,134
POSCO	62	20,173
S-Oil Corp.	330	17,701
Samsung C&T Corp.	211	15,048
Samsung Card Co., Ltd.	197	9,170
Samsung Electro-Mechanics Co., Ltd.	255	15,632
Samsung Electronics Co., Ltd.	12	15,637
Samsung Engineering Co., Ltd. (a)	113	7,572
Samsung Fire & Marine Insurance Co., Ltd.	61	16,739
Samsung Heavy Industries Co., Ltd.	309	8,399
Samsung Life Insurance Co., Ltd.	160	16,346
Samsung SDI Co., Ltd.	163	25,301
Samsung Securities Co., Ltd.	389	18,324
Samsung Techwin Co., Ltd.	332	15,570
Shinhan Financial Group Co., Ltd.	350	17,375
SK C&C Co. Ltd.	49	7,988
SK Holdings Co., Ltd.	86	14,626
SK Hynix Inc. (a)	170	7,386
SK Innovation Co., Ltd.	162	16,230
SK Telecom Co., Ltd.	66	16,899
Woori Finance Holdings Co. Ltd. (a)	696	9,478
Woori Investment & Securities Co., Ltd.	883	9,624
		795,739

Spain–0.89%

Abertis Infraestructuras S.A.	346	7,571
Amadeus IT Holding S.A. -Class A	183	7,196
Banco Bilbao Vizcaya Argentaria, S.A.	595	7,321
Banco de Sabadell S.A.	2,274	7,362
Banco Popular Espanol S.A.	1,088	6,620
Banco Santander S.A.	729	7,326
Bankia S.A. (a)	3,893	7,605
CaixaBank S.A.	1,224	7,330
Enagas S.A.	235	7,819
Ferrovial S.A.	365	7,621
Gas Natural SDG, S.A.	262	8,021
Grifols S.A.	128	5,761
Iberdrola S.A.	1,041	7,728
Industria de Diseno Textil, S.A.	240	6,994

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

Spain–(continued)

Red Electrica Corp. S.A.	87	$7,450
Repsol S.A.	288	7,149
Telefonica S.A.	464	7,545
		124,419

Sweden–1.21%

Assa Abloy AB -Class B	210	10,290
Atlas Copco AB -Class A	355	10,578
Hennes & Mauritz AB -Class B	243	9,965
Hexagon AB -Class B	325	10,055
Investor AB -Class B	290	10,423
Nordea Bank AB	740	9,909
Sandvik AB	759	9,534
Skandinaviska Enskilda Banken AB -Class A	780	10,472
Skanska AB -Class B	441	9,155
SKF AB -Class B	398	9,376
Svenska Cellulosa AB -Class B	381	9,416
Svenska Handelsbanken AB -Class A	214	10,308
Swedbank AB -Class A	372	9,530
Swedish Match AB	312	10,209
Telefonaktiebolaget LM Ericsson -Class B	854	10,614
TeliaSonera AB	1,431	10,720
Volvo AB -Class B	742	9,040
		169,594

Switzerland–1.91%

ABB Ltd.	449	10,330
Actelion Ltd.	82	9,883
Adecco S.A.	118	8,817
Cie Financiere Richemont S.A.	99	9,421
Credit Suisse Group AG	349	9,486
Geberit AG	31	10,382
Givaudan S.A.	6	9,819
Glencore PLC	5,935	36,041
Holcim Ltd.	118	9,465
Julius Baer Group Ltd.	251	10,646
Kuehne + Nagel International AG	77	10,258
Nestle S.A.	134	9,947
Novartis AG	120	10,474
Roche Holding AG	35	10,168
Schindler Holding AG -Participation Ctfs.	69	10,308
SGS S.A.	4	8,727
Sika AG	3	11,644
STMicroelectronics N.V.	827	6,864
Swatch Group AG (The)	18	9,635
Swiss Re AG	113	9,605
Swisscom AG	18	9,984
Syngenta AG	27	9,600
TE Connectivity Ltd.	109	6,746
UBS AG	546	9,377
Zurich Insurance Group AG	35	10,174
		267,801

Taiwan–3.30%

Asia Cement Corp.	8,285	11,508
Cathay Financial Holding Co., Ltd.	5,758	9,589
Chang Hwa Commercial Bank	20,071	13,118
Cheng Shin Rubber Industry Co., Ltd.	3,000	7,536

	Shares	Value

Taiwan–(continued)

Cheng Uei Precision Industry Co., Ltd.	4,434	$8,252
Chicony Electronics Co., Ltd.	2,697	7,442
China Development Financial Holding Corp.	37,224	12,254
China Life Insurance Co., Ltd.	8,635	8,232
China Petrochemical Development Corp.	18,000	7,298
China Steel Chemical Corp.	1,400	8,842
China Steel Corp.	13,186	11,377
Chunghwa Telecom Co., Ltd.	4,551	13,865
CTBC Financial Holding Co. Ltd.	15,870	11,127
E.Sun Financial Holding Co. Ltd.	14,000	9,338
Far Eastern New Century Corp.	9,335	10,452
Far EasTone Telecommunications Co., Ltd.	3,267	6,750
First Financial Holding Co., Ltd.	26,022	17,711
Formosa Chemicals & Fibre Corp.	3,267	7,947
Formosa Petrochemical Corp.	3,000	7,652
Formosa Plastics Corp.	3,734	9,575
Foxconn Technology Co. Ltd.	3,734	9,184
Fubon Financial Holding Co. Ltd.	6,301	9,877
Highwealth Construction Corp. (a)	3,151	7,284
Hon Hai Precision Industry Co., Ltd.	3,384	11,548
Huaku Development Co. Ltd.	3,034	7,212
Lite-On Technology Corp.	4,222	7,100
Macronix International Co., Ltd. (a)	27,312	7,010
Mega Financial Holding Co., Ltd.	12,000	10,543
Nan Kang Rubber Tire Co., Ltd.	7,702	8,966
Nan Ya Plastics Corp.	3,384	7,891
President Chain Store Corp.	1,000	7,936
Ruentex Development Co., Ltd.	4,000	7,142
Ruentex Industries Ltd.	3,000	7,529
Shin Kong Financial Holding Co., Ltd.	42,825	14,215
Siliconware Precision Industries Co.	3,967	5,408
SinoPac Financial Holdings Co., Ltd.	22,755	10,675
Taishin Financial Holding Co., Ltd.	23,805	12,710
Taiwan Cement Corp.	4,668	6,918
Taiwan Cooperative Financial Holding Co. Ltd.	33,607	20,014
Taiwan Fertilizer Co., Ltd.	5,718	11,591
Taiwan Mobile Co., Ltd.	2,217	6,789
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750	7,024
Tatung Co., Ltd. (a)	24,000	7,904
Uni-President Enterprises Corp.	4,668	8,896
Walsin Lihwa Corp. (a)	24,622	9,136
Wistron Corp.	7,140	6,811
WPG Holdings Ltd.	6,068	8,026
Yuanta Financial Holding Co., Ltd.	15,000	8,328
Yulon Motor Co., Ltd.	5,484	8,930
		462,462

Thailand–0.06%

Thai Beverage PCL	16,000	7,888

United Kingdom–10.97%

Anglo American PLC	1,321	35,403
ARM Holdings PLC	2,164	30,905
Associated British Foods PLC	623	29,163
AstraZeneca PLC	431	31,399
Aviva PLC	3,793	32,078
BAE Systems PLC	4,432	31,985

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United Kingdom–(continued)

Barclays PLC	8,198	$31,063
BG Group PLC	1,551	30,598
BHP Billiton PLC	1,007	34,382
BP PLC	3,709	30,306
British American Tobacco PLC	535	31,309
British Sky Broadcasting Group PLC	2,158	31,873
BT Group PLC	4,959	32,336
Burberry Group PLC	1,311	31,148
Centrica PLC	6,014	31,372
CNH Industrial N.V. (a)	712	6,555
Compass Group PLC	1,798	29,257
Delphi Automotive PLC	97	6,479
Diageo PLC	1,037	31,193
Experian PLC	1,914	32,701
GlaxoSmithKline PLC	1,208	29,156
HSBC Holdings PLC	3,156	33,784
Imperial Tobacco Group PLC	711	30,792
Kingfisher PLC	5,305	26,776
Land Securities Group PLC	1,885	33,043
Legal & General Group PLC	8,491	33,600
Lloyds Banking Group PLC (a)	25,073	31,226
Marks & Spencer Group PLC	4,435	32,052
National Grid PLC	2,280	32,837
Next PLC	303	34,537
Old Mutual PLC	9,837	32,369
Pearson PLC	1,719	33,022
Prudential PLC	1,430	32,926
Reckitt Benckiser Group PLC	365	32,208
Reed Elsevier PLC	1,991	32,083
Rio Tinto Ltd.	150	9,142
Rio Tinto PLC	625	35,722
Rolls-Royce Holdings PLC	1,773	30,886
Royal Bank of Scotland Group PLC (a)	5,704	34,035
Royal Dutch Shell PLC -Class A	791	32,525
SABMiller PLC	567	30,887
Smith & Nephew PLC	1,783	30,691
SSE PLC	1,206	29,575
Standard Chartered PLC	1,517	31,470
Standard Life PLC	5,071	31,922
Tesco PLC	6,624	28,663
Tullow Oil PLC	2,198	26,925
Unilever PLC	716	31,005
Vodafone Group PLC	10,024	33,375
Wolseley PLC	596	31,017
WPP PLC	1,496	29,763
		1,539,519

United States–22.83%

3M Co.	48	6,763
Abbott Laboratories	162	6,823
AbbVie Inc.	116	6,071
ABM Industries Inc.	495	12,182
Acadia Realty Trust	550	15,527
Accenture PLC -Class A	74	5,867
ACE Ltd.	60	6,006
Actavis PLC (a)	31	6,642
Actuant Corp. -Class A	385	12,428
Adobe Systems Inc. (a)	97	6,704

	Shares	Value

United States–(continued)

Aetna Inc.	88	$6,823
Aflac, Inc.	100	5,974
Agilent Technologies, Inc.	109	6,114
Agree Realty Corp.	415	12,151
Air Products and Chemicals, Inc.	52	6,861
Alexion Pharmaceuticals, Inc. (a)	40	6,360
Allergan, Inc.	41	6,800
ALLETE, Inc.	345	16,187
Allstate Corp. (The)	110	6,430
Altria Group, Inc.	155	6,293
Amazon.com, Inc. (a)	21	6,573
American Assets Trust Inc.	374	12,824
American Electric Power Co., Inc.	130	6,759
American Express Co.	66	5,808
American International Group, Inc.	127	6,601
American Tower Corp.	77	7,268
Ameriprise Financial, Inc.	58	6,937
Amgen Inc.	52	6,624
AmSurg Corp. (a)	281	13,421
Anadarko Petroleum Corp.	60	6,411
Analog Devices, Inc.	118	5,856
Anixter International Inc.	121	10,402
Aon PLC	76	6,411
Apache Corp.	67	6,878
Apple Inc.	74	7,072
Applied Materials, Inc.	315	6,602
Archer-Daniels-Midland Co.	149	6,914
AT&T Inc.	186	6,620
Automatic Data Processing, Inc.	77	6,261
AutoZone, Inc. (a)	12	6,204
Avista Corp.	509	15,794
Baker Hughes Inc.	90	6,189
Bank of America Corp.	432	6,588
Bank of New York Mellon Corp. (The)	184	7,183
Banner Corp.	297	11,951
Barnes Group Inc.	333	11,405
Baxter International Inc.	93	6,946
BB&T Corp.	163	6,034
Becton, Dickinson and Co.	56	6,509
Benchmark Electronics, Inc. (a)	546	13,186
Berkshire Hathaway Inc. -Class B (a)	51	6,397
Biglari Holdings, Inc. (a)	33	14,025
Biogen Idec Inc. (a)	21	7,022
BlackRock, Inc.	21	6,399
Boeing Co. (The)	52	6,265
Boston Properties, Inc.	57	6,809
Bristol-Myers Squibb Co.	139	7,036
Broadcom Corp. -Class A	174	6,657
Brookline Bancorp, Inc.	1,709	15,432
CACI International Inc. -Class A (a)	207	14,281
Calgon Carbon Corp. (a)	627	13,292
Capital One Financial Corp.	83	6,602
Capstead Mortgage Corp.	1,079	13,854
Cardinal Health, Inc.	97	6,950
Carnival Corp.	170	6,157
Casey’s General Stores, Inc.	168	11,117
Caterpillar Inc.	61	6,146
CBS Corp. -Class B	113	6,422

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Celgene Corp. (a)	78	$6,798
CenturyLink Inc.	182	7,142
Charles Schwab Corp. (The)	224	6,216
Chesapeake Energy Corp.	216	5,696
Chevron Corp.	53	6,850
Chubb Corp. (The)	73	6,330
Cigna Corp.	72	6,483
Cisco Systems, Inc.	272	6,863
Citigroup Inc.	141	6,896
City Holding Co.	289	12,037
CME Group Inc. -Class A	93	6,876
Coca-Cola Co. (The)	166	6,522
Cognizant Technology Solutions Corp. -Class A (a)	131	6,426
Colgate-Palmolive Co.	95	6,023
Columbia Banking System, Inc.	509	12,974
Comcast Corp. -Class A	128	6,877
Community Bank System, Inc.	372	13,106
Comtech Telecommunications Corp.	440	14,872
CONMED Corp.	251	9,789
ConocoPhillips	79	6,518
Consolidated Edison, Inc.	115	6,450
Corning Inc.	329	6,465
Costco Wholesale Corp.	55	6,465
Cousins Properties, Inc.	1,108	13,717
Covidien PLC	74	6,402
Cracker Barrel Old Country Store, Inc.	128	12,411
Crown Castle International Corp.	91	6,750
CSX Corp.	216	6,463
Cubic Corp.	262	11,491
Cummins Inc.	44	6,133
CVB Financial Corp.	808	12,354
CVS Caremark Corp.	83	6,338
Danaher Corp.	84	6,206
Deere & Co.	68	5,787
Delta Air Lines, Inc.	168	6,293
Devon Energy Corp.	85	6,418
DiamondRock Hospitality Co.	935	11,463
Dime Community Bancshares, Inc.	911	13,774
DIRECTV (a)	79	6,798
Discover Financial Services	110	6,717
Dollar General Corp. (a)	109	6,020
Dominion Resources, Inc.	92	6,223
Dow Chemical Co. (The)	132	6,741
Duke Energy Corp.	92	6,636
E. I. du Pont de Nemours and Co.	96	6,174
EastGroup Properties, Inc.	222	13,844
Eaton Corp. PLC	81	5,502
eBay Inc. (a)	135	7,128
Ecolab Inc.	58	6,295
Edison International	123	6,740
El Paso Electric Co.	382	14,077
Eli Lilly and Co.	110	6,717
EMC Corp.	254	7,442
EMCOR Group, Inc.	255	10,437
Emerson Electric Co.	97	6,174
Ensign Group, Inc. (The)	554	18,243
Entergy Corp.	83	6,045

	Shares	Value

United States–(continued)

EOG Resources, Inc.	57	$6,238
EPR Properties	254	13,691
Equity Residential	111	7,176
Exelon Corp.	194	6,030
Express Scripts Holding Co. (a)	98	6,826
Exterran Holdings Inc.	275	11,619
Exxon Mobil Corp.	67	6,629
F.N.B. Corp.	1,069	13,149
Facebook Inc. -Class A (a)	103	7,483
FedEx Corp.	46	6,756
First Financial Bancorp.	882	14,412
FirstEnergy Corp.	194	6,055
Ford Motor Co.	410	6,978
Forward Air Corp.	296	13,252
Franklin Resources, Inc.	121	6,552
Franklin Street Properties Corp.	1,030	12,504
Freeport-McMoRan Inc.	197	7,332
General Dynamics Corp.	59	6,889
General Electric Co.	250	6,288
General Mills, Inc.	117	5,868
General Motors Co.	182	6,155
Geo Group Inc. (The)	371	12,766
Getty Realty Corp.	633	11,628
Gilead Sciences, Inc. (a)	86	7,873
Glacier Bancorp, Inc.	465	12,313
Goldman Sachs Group, Inc. (The)	38	6,569
Google Inc. -Class A (a)	12	6,955
Government Properties Income Trust	541	12,632
Greatbatch, Inc. (a)	251	12,427
Haemonetics Corp. (a)	372	13,232
Halliburton Co.	95	6,554
Haynes International, Inc.	230	11,454
HCP, Inc.	171	7,102
Health Care REIT, Inc.	108	6,872
Healthcare Realty Trust, Inc.	512	12,646
Healthcare Services Group, Inc.	438	11,449
Hershey Co. (The)	67	5,906
Hess Corp.	72	7,127
Hewlett-Packard Co.	206	7,336
Hillenbrand, Inc.	422	12,681
Home Depot, Inc. (The)	84	6,791
Honeywell International Inc.	67	6,153
Horace Mann Educators Corp.	430	12,320
Humana Inc.	53	6,235
Iconix Brand Group, Inc. (a)	288	12,162
Illinois Tool Works Inc.	74	6,095
Illumina, Inc. (a)	38	6,077
Independent Bank Corp.	372	13,582
Infinity Property & Casualty Corp.	181	11,722
Ingersoll-Rand PLC	108	6,349
Inland Real Estate Corp.	1,199	12,398
Innophos Holdings, Inc.	218	13,174
Integra LifeSciences Holdings Corp. (a)	258	12,234
Intel Corp.	221	7,490
Intercontinental Exchange, Inc.	34	6,535
International Business Machines Corp.	36	6,900
International Paper Co.	139	6,603
Interval Leisure Group, Inc.	566	11,988

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Intuit Inc.	77	$6,312
Intuitive Surgical, Inc. (a)	17	7,778
J & J Snack Foods Corp.	140	12,613
Johnson & Johnson	63	6,306
Johnson Controls, Inc.	136	6,425
JPMorgan Chase & Co.	108	6,228
Kaiser Aluminum Corp.	227	17,529
Kaman Corp.	325	13,003
Kellogg Co.	105	6,282
Kimberly-Clark Corp.	59	6,128
Kinder Morgan Inc.	185	6,656
Knight Transportation, Inc.	550	13,178
Kraft Foods Group, Inc.	106	5,680
Kroger Co. (The)	145	7,102
Laclede Group, Inc. (The)	374	17,571
Landauer, Inc.	284	12,255
Las Vegas Sands Corp.	89	6,573
Lexington Realty Trust	1,235	13,511
Lockheed Martin Corp.	40	6,679
Lorillard, Inc.	102	6,169
Lowe’s Cos., Inc.	145	6,938
LyondellBasell Industries N.V. -Class A	70	7,438
Macy’s, Inc.	110	6,357
Magellan Health, Inc. (a)	243	13,997
Marathon Oil Corp.	179	6,936
Marathon Petroleum Corp.	70	5,844
Marsh & McLennan Cos., Inc.	129	6,549
MasterCard, Inc. -Class A	91	6,748
MB Financial, Inc.	443	11,934
McDonald’s Corp.	67	6,336
McGraw Hill Financial, Inc.	76	6,097
McKesson Corp.	35	6,715
Mead Johnson Nutrition Co.	74	6,767
Medtronic, Inc.	107	6,606
Merck & Co., Inc.	118	6,695
MetLife, Inc.	119	6,259
Micrel, Inc.	1,208	12,636
Micron Technology, Inc. (a)	210	6,416
Microsoft Corp.	156	6,733
MKS Instruments, Inc.	434	13,793
Mondelez International Inc. -Class A	177	6,372
Monsanto Co.	53	5,994
Morgan Stanley	207	6,694
Mosaic Co. (The)	127	5,856
Motorola Solutions, Inc.	95	6,050
Mueller Industries, Inc.	438	12,190
National Oilwell Varco Inc.	84	6,807
National Penn Bancshares, Inc.	1,279	13,174
National Presto Industries, Inc.	188	12,051
Navigators Group, Inc. (The) (a)	231	14,045
NBT Bancorp Inc.	582	13,601
Netflix Inc. (a)	15	6,341
New Jersey Resources Corp.	267	13,638
NextEra Energy, Inc.	71	6,666
NIKE, Inc. -Class B	84	6,479
Noble Energy, Inc.	85	5,652
Norfolk Southern Corp.	63	6,405
Northern Trust Corp.	94	6,288

	Shares	Value

United States–(continued)

Northrop Grumman Corp.	52	$6,410
Northwest Bancshares, Inc.	1,132	14,037
Northwest Natural Gas Co.	433	18,714
NorthWestern Corp.	373	17,240
Nucor Corp.	124	6,227
Occidental Petroleum Corp.	62	6,058
Old National Bancorp	899	12,029
Omnicom Group Inc.	88	6,159
Oracle Corp.	168	6,786
Oritani Financial Corp.	1,117	16,532
PACCAR Inc.	94	5,853
Papa John’s International, Inc.	294	12,257
Parkway Properties, Inc.	636	13,184
PepsiCo, Inc.	77	6,784
Pfizer Inc.	224	6,429
PG&E Corp.	142	6,343
Philip Morris International Inc.	75	6,151
Phillips 66	78	6,327
Piedmont Natural Gas Co., Inc.	505	17,518
Pinnacle Financial Partners, Inc.	341	12,617
Pioneer Natural Resources Co.	29	6,422
PNC Financial Services Group, Inc. (The)	77	6,357
Pool Corp.	216	11,828
Post Properties, Inc.	279	15,122
PPG Industries, Inc.	32	6,348
PPL Corp.	194	6,400
Praxair, Inc.	51	6,535
Precision Castparts Corp.	25	5,720
Priceline Group Inc. (The) (a)	6	7,455
ProAssurance Corp.	379	16,536
Procter & Gamble Co. (The)	81	6,263
Prologis, Inc.	150	6,122
Provident Financial Services, Inc.	712	11,898
Prudential Financial, Inc.	73	6,349
PS Business Parks, Inc.	166	13,695
Public Service Enterprise Group Inc.	173	6,084
Public Storage	38	6,521
QUALCOMM, Inc.	83	6,117
Raytheon Co.	65	5,900
Regeneron Pharmaceuticals, Inc. (a)	23	7,273
Regis Corp.	843	11,743
Reynolds American Inc.	106	5,920
RLI Corp.	324	13,848
RTI International Metals, Inc. (a)	480	11,933
Safety Insurance Group, Inc.	265	13,253
salesforce.com, inc. (a)	108	5,859
Samsonite International S.A.	2,700	8,413
SanDisk Corp.	66	6,053
Saul Centers, Inc.	275	13,109
Schlumberger Ltd.	65	7,045
SEACOR Holdings Inc. (a)	168	12,761
Selective Insurance Group, Inc.	572	12,750
Sempra Energy	66	6,581
Seventy Seven Energy Inc. (a)	18	404
Simmons First National Corp. -Class A	303	12,008
Simon Property Group, Inc.	41	6,896
South Jersey Industries, Inc.	282	15,107
Southern Co. (The)	153	6,623

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

	Shares	Value

United States–(continued)

Southwest Airlines Co.	245	$6,929
Southwest Gas Corp.	297	14,710
Sovran Self Storage, Inc.	166	12,736
Spectra Energy Corp.	168	6,874
St. Jude Medical, Inc.	92	5,997
Starbucks Corp.	83	6,447
State Street Corp.	92	6,480
Stepan Co.	265	12,752
Sterling Bancorp	1,203	14,316
Steven Madden, Ltd. (a)	360	11,466
Stryker Corp.	80	6,381
SunTrust Banks, Inc.	158	6,012
Superior Industries International, Inc.	613	11,469
Sysco Corp.	177	6,317
T. Rowe Price Group Inc.	81	6,290
Tanger Factory Outlet Centers, Inc.	412	14,276
Target Corp.	114	6,793
Teledyne Technologies Inc. (a)	154	14,045
TeleTech Holdings, Inc. (a)	487	13,407
Texas Instruments Inc.	140	6,475
Texas Roadhouse, Inc.	529	13,161
Thermo Fisher Scientific, Inc.	52	6,318
Time Inc. (a)	11	265
Time Warner Cable Inc.	49	7,110
Time Warner Inc.	89	7,389
TJX Cos., Inc. (The)	121	6,448
Tompkins Financial Corp.	252	11,209
Toro Co. (The)	210	12,459
Transocean Ltd.	158	6,374
Travelers Cos., Inc. (The)	76	6,807
TreeHouse Foods, Inc. (a)	166	12,201
TrustCo Bank Corp NY	1,903	12,541
Twenty-First Century Fox, Inc. -Class A	194	6,146
Tyco International Ltd.	145	6,257
U.S. Bancorp	151	6,346
UIL Holdings Corp.	391	13,728
UMB Financial Corp.	208	11,779
Union Pacific Corp.	68	6,685
United Bankshares, Inc.	458	14,693
United Parcel Service, Inc. -Class B	65	6,311
United Stationers Inc.	314	12,114
United Technologies Corp.	54	5,678
UnitedHealth Group Inc.	81	6,565
Urstadt Biddle Properties Inc. -Class A	718	14,712
Valero Energy Corp.	117	5,943
Ventas, Inc.	100	6,350
Veritiv Corp. (a)	2	80
Verizon Communications Inc.	136	6,857
Vertex Pharmaceuticals Inc. (a)	102	9,069
VF Corp.	107	6,556
Viacom Inc. -Class B	78	6,448
ViewPoint Financial Group Inc.	507	12,746
Visa Inc. -Class A	32	6,752
Vornado Realty Trust	66	6,997
Wal-Mart Stores, Inc.	83	6,107
Walgreen Co.	90	6,189
Walt Disney Co. (The)	79	6,785
Waste Management, Inc.	156	7,003

	Shares	Value

United States–(continued)

WD-40 Co.	160	$10,682
WellPoint, Inc.	63	6,918
Wells Fargo & Co.	133	6,770
West Pharmaceutical Services, Inc.	280	11,410
Western Digital Corp.	73	7,288
Weyerhaeuser Co.	217	6,796
Whole Foods Market, Inc.	164	6,268
Williams Cos., Inc. (The)	115	6,512
Wintrust Financial Corp.	332	15,381
Xcel Energy, Inc.	205	6,314
Yahoo! Inc. (a)	196	7,019
Yum! Brands, Inc.	79	5,482
Zimmer Holdings, Inc.	68	6,804
Zoetis Inc.	217	7,141
		3,204,055
Total Common Stocks & Other Equity Interests (Cost $10,897,836)		11,363,087

Money Market Funds–16.23%

Liquid Assets Portfolio –Institutional Class (g)	1,138,968	1,138,968
Premier Portfolio –Institutional Class (g)	1,138,967	1,138,967
Total Money Market Funds (Cost $2,277,935)		2,277,935
TOTAL INVESTMENTS–97.21% (Cost $13,175,771)		13,641,022
OTHER ASSETS LESS LIABILITIES–2.79%		391,600
NET ASSETS–100.00%		$14,032,662

Investment Abbreviations:

ADR	— American Depositary Receipt
CPO	— Certificates of Ordinary Participation
Ctfs.	— Certificates
GDR	— Global Depositary Receipt
REGS	— Regulation S
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common share and two preferred shares.
(c)	Each CPO represents two Series A shares and one Series B share.
(d)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(e)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(f)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2014 represented less than 1% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Macro Long/Short Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Macro Long/Short Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Macro Long/Short Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Macro Long/Short Fund

During the period December 17, 2013 (commencement date) through to July 31, 2014, there were transfers from Level 1 to Level 2 of $2,830,284 and from Level 2 to Level 1 of $280,945, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$9,072	$478,368	$—	$487,440
Austria	—	19,991	—	19,991
Belgium	—	45,412	—	45,412
Brazil	137,303	—	—	137,303
Chile	56,746	—	—	56,746
China	24,229	174,619	—	198,848
Colombia	46,351	—	—	46,351
Czech Republic	6,529	6,531	—	13,060
Denmark	—	58,950	—	58,950
Finland	7,070	43,853	—	50,923
France	51,895	283,090	—	334,985
Germany	148,871	98,891	—	247,762
Greece	—	5,548	—	5,548
Hong Kong	36,135	304,837	—	340,972
Hungary	12,122	—	—	12,122
India	7,017	—	—	7,017
Indonesia	—	7,691	9,400	17,091
Ireland	37,157	13,474	—	50,631
Italy	—	99,950	—	99,950
Japan	12,667	1,632,929	—	1,645,596
Luxembourg	—	14,988	—	14,988
Macau	—	9,717	—	9,717
Malaysia	134,409	147,786	—	282,195
Mexico	51,903	—	—	51,903
Netherlands	7,432	86,511	—	93,943
New Zealand	—	25,413	—	25,413
Norway	—	50,338	—	50,338
Philippines	—	8,084	—	8,084
Poland	—	11,763	—	11,763
Portugal	—	7,413	—	7,413
Russia	—	19,978	—	19,978
Singapore	6,653	165,823	—	172,476
South Africa	70,557	96,144	—	166,701
South Korea	49,932	745,807	—	795,739
Spain	—	124,419	—	124,419
Sweden	19,381	150,213	—	169,594
Switzerland	16,211	251,590	—	267,801
Taiwan	7,284	455,178	—	462,462
Thailand	7,888	—	—	7,888
United Kingdom	133,840	1,405,679	—	1,539,519
United States	5,481,990	—	—	5,481,990
	6,580,644	7,050,978	9,400	13,641,022
Futures Contracts*	23,185	—	—	23,185
Total Investments	$6,603,829	$7,050,978	$9,400	$13,664,207

* Unrealized appreciation.

Invesco Macro Long/Short Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk
Futures contracts (a)	$19,317	$(4,775)
Market risk
Futures contracts (a)	65,910	(57,267)
Total	$85,227	$(62,042)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the Period December 17, 2013 (Commencement Date) through July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures Contracts
Realized Gain (Loss)
Currency risk	$(10,572)
Market risk	(319,530)
Change in Unrealized Appreciation
Currency risk	14,542
Market risk	8,643
Total	$(306,917)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$4,974,894

Invesco Macro Long/Short Fund

Open Futures Contracts at Period-End(a)

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollar	Short	6	Septemeber-2014	$(555,900)	$3,341
British Pound Sterling	Short	8	Septemeber-2014	(843,800)	(4,775)
Euro	Short	5	Septemeber-2014	(837,000)	8,735
Japanese Yen	Short	7	Septemeber-2014	(850,850)	7,241
Subtotal - Currency Risk					$14,542
Dow Jones EURO STOXX 50 Index	Long	6	September-2014	250,562	(11,016)
E-Mini S&P 500 Index	Short	8	September-2014	(769,920)	1,424
FTSE 100 Index	Short	2	September-2014	(225,628)	2,812
Hang Seng Index	Long	6	August-2014	958,671	20,110
Mini MSCI Emerging Markets Asia Index	Short	1	September-2014	(52,730)	(222)
MSCI Singapore Index	Short	2	August-2014	(122,581)	(648)
Russell 2000 Mini Index	Short	8	September-2014	(893,360)	41,564
SPI 200 Index	Short	5	September-2014	(647,025)	(23,368)
Tokyo Stock Price Index	Short	4	September-2014	(502,625)	(22,013)
Subtotal –Market Risk					$8,643
Total Futures Contracts					$23,185
(a)	Futures contracts collateralized by $300,000 cash held with Goldman, Sachs & Co., the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 17, 2013 (commencement date) through July 31, 2014 was $13,781,859 and $3,017,050, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$795,891
Aggregate unrealized (depreciation) of investment securities	(330,640)
Net unrealized appreciation of investment securities	$465,251
Cost of investments is the same for financial reporting and tax purposes.

Invesco Macro Long/Short Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	MS-PGRO-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.69%

Australia–15.02%

Aurizon Holdings Ltd.	79,854	$369,356
Australia and New Zealand Banking Group Ltd.	41,810	1,306,385
Bank of Queensland Ltd.	14,060	162,159
BHP Billiton Ltd.	33,405	1,187,662
Brambles Ltd.	15,124	131,340
Commonwealth Bank of Australia	23,448	1,808,901
Computershare Ltd.	28,702	347,110
CSL Ltd.	2,354	147,361
CSR Ltd.	79,081	275,081
Hills Holdings Ltd.	18,030	30,401
Insurance Australia Group Ltd.	62,609	363,949
Macquarie Group Ltd.	8,550	460,774
Mount Gibson Iron Ltd.	172,146	115,759
National Australia Bank Ltd.	24,363	790,877
Platinum Asset Management Ltd.	10,805	63,609
Ramsay Health Care Ltd.	7,940	353,110
RCR Tomlinson Ltd.	17,651	48,048
Santos Ltd.	31,590	424,260
Slater & Gordon Ltd.	22,163	101,158
Sonic Healthcare Ltd.	20,748	347,332
Tassal Group Ltd.	25,820	96,218
Tatts Group Ltd.	59,602	195,778
Telstra Corp. Ltd.	106,464	539,734
Wesfarmers Ltd.	7,940	321,634
Western Areas Ltd.	35,631	166,013
Westpac Banking Corp.	44,530	1,417,024
Woodside Petroleum Ltd.	15,128	593,519
Woolworths Ltd.	22,115	752,446
		12,916,998

China–8.21%

Bank of China Ltd. -Class H	2,547,000	1,218,166
China Resources Land Ltd.	192,000	448,375
CNOOC Ltd.	160,000	283,892
FIH Mobile Ltd. (a)	691,000	388,394
Great Wall Motor Co. Ltd. -Class H	89,500	367,805
Guangdong Investment Ltd.	396,000	445,558
Industrial and Commercial Bank of China Ltd. -Class H	597,000	409,150
Jiangsu Expressway Co. Ltd. -Class H	318,000	386,962
Minth Group Ltd.	304,000	583,121
Semiconductor Manufacturing International Corp. (a)	5,066,000	467,626
Tencent Holdings Ltd.	85,500	1,382,367
Tsingtao Brewery Co. Ltd. -Class H	42,000	343,548
Zhuzhou CSR Times Electric Co., Ltd. -Class H	97,000	333,073
		7,058,037

	Shares	Value

Hong Kong–5.95%

Cathay Pacific Airways Ltd.	156,000	$295,688
Cheung Kong (Holdings) Ltd.	33,000	639,301
Cheung Kong Infrastructure Holdings Ltd.	54,000	380,691
Hutchison Whampoa Ltd.	45,000	612,925
Kerry Logistics Network Ltd.	450,500	737,651
New World Development Co. Ltd.	492,000	621,831
Sun Hung Kai Properties Ltd.	45,000	681,709
Techtronic Industries Co. Ltd.	183,500	552,418
Yue Yuen Industrial (Holdings) Ltd.	177,000	593,629
		5,115,843

India–4.85%

Axis Bank Ltd.	167,450	1,079,722
HCL Technologies Ltd.	33,984	870,109
IndusInd Bank Ltd.	55,471	509,975
Jammu & Kashmir Bank Ltd. (The)	24,130	632,984
Larsen & Toubro Ltd.	43,755	1,081,377
		4,174,167

Indonesia–2.33%

PT Matahari Department Store Tbk	588,400	729,794
PT Telekomunikasi Indonesia Persero Tbk	5,592,200	1,274,000
		2,003,794

Japan–40.23%

Amada Co., Ltd.	51,000	497,289
AOKI Holdings Inc.	24,000	314,684
Astellas Pharma Inc.	86,400	1,159,986
Canon Inc.	20,400	667,696
Casio Computer Co., Ltd. (b)	11,200	187,964
Chiba Bank, Ltd. (The)	48,000	350,099
Daicel Corp.	75,000	753,569
Daifuku Co., Ltd.	30,600	423,977
Daikin Industries, Ltd.	12,100	834,884
Daito Trust Construction Co., Ltd.	5,900	712,384
Daiwa House Industry Co., Ltd.	21,000	427,412
Denki Kagaku Kogyo Kabushiki Kaisha	54,000	202,191
East Japan Railway Co.	11,500	924,470
FamilyMart Co., Ltd.	9,400	421,594
Gulliver International Co., Ltd.	53,000	489,102
Hitachi Capital Corp.	28,300	755,004
Hitachi High-Technologies Corp.	17,000	455,276
Hitachi, Ltd.	147,000	1,144,428
Honda Motor Co., Ltd.	31,600	1,096,466
JGC Corp.	13,000	394,722
Kaneka Corp.	35,000	210,629
Komatsu Ltd.	18,600	409,092
Kyocera Corp.	7,700	372,938
Maeda Road Construction Co., Ltd.	25,000	436,327
Marubeni Corp.	80,000	564,713
Minebea Co., Ltd.	17,000	201,834
Mitsubishi Corp.	33,100	698,197

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

Mitsubishi Estate Co. Ltd.	39,000	$956,352
Mitsubishi Heavy Industries, Ltd.	121,000	789,747
Mitsubishi UFJ Financial Group, Inc.	261,900	1,550,363
Nidec Corp.	13,800	900,022
Nifco Inc.	17,000	561,077
NH Foods Ltd.	21,000	430,240
Nissan Motor Co., Ltd.	51,800	510,833
Obayashi Corp.	52,000	380,730
Ono Pharmaceutical Co., Ltd.	7,300	619,926
ORIX Corp.	79,900	1,298,987
Relo Holdings, Inc.	6,700	456,137
Resorttrust, Inc.	28,500	591,159
Ricoh Co., Ltd.	22,300	252,878
Sanwa Holdings Corp.	80,000	564,853
SATO Holdings Corp.	11,600	298,043
Sekisui Chemical Co., Ltd.	70,000	838,671
Seven & I Holdings Co., Ltd.	30,800	1,285,475
Shimamura Co., Ltd.	4,900	486,936
Sumitomo Metal Mining Co., Ltd.	23,000	383,881
Sumitomo Mitsui Financial Group, Inc.	34,500	1,412,455
Suzuki Motor Corp.	14,500	484,372
Tokyu Fudosan Holdings, Corp.	22,200	168,423
Toshiba Corp.	154,000	685,813
Toyo Ink SC Holdings Co., Ltd.	64,000	304,164
Toyoda Gosei Co., Ltd.	8,000	162,480
Toyota Motor Corp.	26,600	1,573,691
Tsubakimoto Chain Co.	74,000	633,155
Yamaha Motor Co., Ltd.	20,300	337,501
Yaskawa Electric Corp.	37,700	491,531
Yellow Hat Ltd.	3,200	70,347
		34,587,169

Malaysia–1.23%

Public Bank Berhad	170,830	1,057,364

Singapore–1.27%

Singapore Post Ltd.	324,000	455,746
United Overseas Bank Ltd.	33,000	637,006
		1,092,752

South Korea–10.59%

AMOREPACIFIC Corp.	337	579,113
AMOREPACIFIC Group	591	508,595
Coway Co., Ltd.	4,111	354,207
Grand Korea Leisure Co., Ltd.	12,600	520,799
Green Cross Corp.	4,194	497,880
Halla Visteon Climate Control Corp.	8,190	405,768
Hanssem Co., Ltd.	6,941	631,243
Hyundai Mobis Co., Ltd.	1,245	370,306
KEPCO Plant Service & Engineering Co., Ltd.	8,848	635,657
Nongshim Co., Ltd.	3,033	768,604
ORION Corp.	713	651,246
Ottogi Corp.	990	512,078
Samchully Co., Ltd.	4,217	686,984
Samchuly Bicycle Co., Ltd.	13,668	239,518
Samsung Electronics Co., Ltd.	787	1,025,494
SK Telecom Co., Ltd.	2,788	713,871
		9,101,363

	Shares	Value

Taiwan–4.46%

China Development Financial Holding Corp.	822,000	$270,604
China Life Insurance Co., Ltd.	338,140	322,371
Grand Ocean Retail Group Ltd.	87,000	196,243
Hiwin Technologies Corp.	19,350	207,271
Hon Hai Precision Industry Co., Ltd.	140,000	477,738
Largan Precision Co. Ltd.	4,000	309,521
Nan Ya Plastics Corp.	99,000	230,850
San Shing Fastech Corp.	75,600	221,612
Synnex Technology International Corp.	149,000	233,760
Taiwan Semiconductor Manufacturing Co. Ltd.	147,143	590,569
Tong Hsing Electronic Industries, Ltd.	46,000	237,512
Toung Loong Textile Manufacturing Co., Ltd.	13,000	38,490
Unimicron Technology Corp.	220,000	182,630
Yungtay Engineering Co., Ltd.	124,000	315,299
		3,834,470

Thailand–2.20%

Advanced Info Service PCL	159,700	1,030,303
Kasikornbank PCL -NVDR	133,200	860,020
		1,890,323

United Kingdom–0.53%

Henderson Group PLC -CDI	49,238	206,830
Rio Tinto Ltd.	4,038	246,092
		452,922

United States–1.82%

iShares MSCI All Country Asia ex Japan ETF(b)	24,300	1,567,107
Total Common Stocks & Other Equity Interests (Cost $72,853,193)		84,852,309

Money Market Funds–1.04%

Liquid Assets Portfolio –Institutional Class (c)	449,904	449,904
Premier Portfolio –Institutional Class (c)	449,904	449,904
Total Money Market Funds (Cost $899,808)		899,808
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.73% (Cost $73,753,001)		85,752,117

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.59%

Liquid Assets Portfolio - Institutional Class (Cost $1,367,520)(c)(d)	1,367,520	1,367,520
TOTAL INVESTMENTS–101.32% (Cost $75,120,521)		87,119,637
OTHER ASSETS LESS LIABILITIES–(1.32)%		(1,138,812)
NET ASSETS–100.00%		$85,980,825

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

Investment Abbreviations:

CDI      —Chess Depositary Instruments

ETF      —Exchange-Traded Fund

NVDR  —Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2014.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$ 1,316,420	$(1,316,420)	$ —
*Amount	does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Pacific Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Pacific Growth Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Pacific Growth Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $41,715,104, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$96,218	$12,820,780	$—	$12,916,998
China	445,558	6,612,479	—	7,058,037
Hong Kong	—	5,115,843	—	5,115,843
India	—	4,174,167	—	4,174,167
Indonesia	—	2,003,794	—	2,003,794
Japan	—	34,587,169	—	34,587,169
Malaysia	1,057,364	—	—	1,057,364
Singapore	—	1,092,752	—	1,092,752
South Korea	497,880	8,603,483	—	9,101,363
Taiwan	221,612	3,612,858	—	3,834,470
Thailand	—	1,890,323	—	1,890,323
United Kingdom	—	452,922	—	452,922
United States	3,834,435	—	—	3,834,435
Total Investments	$6,153,067	$80,966,570	$—	$87,119,637

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $42,809,216 and $48,975,675, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,333,542
Aggregate unrealized (depreciation) of investment securities	(1,200,572)
Net unrealized appreciation of investment securities	$10,132,970
Cost of investments for tax purposes is $76,986,667.

Invesco Pacific Growth Fund

Invesco Premium Income Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	PIN-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–52.85%

Aerospace & Defense–0.83%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$23,000	$25,041
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/22(b)	62,000	61,303
7.75%, 03/15/20(b)	171,000	186,604
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	85,000	83,300
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	165,000	176,962
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	92,000	91,655
7.50%, 07/15/21	26,000	28,633
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	135,000	136,012
6.50%, 07/15/24(b)	47,000	47,705
		837,215

Agricultural & Farm Machinery–0.12%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	114,000	115,995

Airlines–0.12%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	35,060	38,303
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	7,413	8,488
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	6,981	7,400
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	62,102	65,362
		119,553

Alternative Carriers–0.51%

Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	65,000	64,513
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	33,000	34,980
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	390,000	409,500
		508,993

	Principal Amount	Value

Apparel Retail–0.68%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	$183,000	$203,359
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	109,000	114,586
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	52,000	57,785
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	253,000	262,487
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	44,000	46,420
		684,637

Apparel, Accessories & Luxury Goods–0.22%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	122,000	132,370
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	73,000	70,810
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	19,000	19,808
		222,988

Application Software–0.11%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	110,000	111,925

Asset Management & Custody Banks–0.10%

Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	99,000	98,505

Auto Parts & Equipment–0.47%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	84,000	90,720
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	202,000	208,060
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	170,000	170,850
		469,630

Automotive Retail–0.10%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	99,000	98,258

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Brewers–0.18%

Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 3.38%, 11/01/22(b)(j)	$200,000	$178,800

Broadcasting–0.51%

Central European Media Enterprises Ltd. (Czech Republic), Sr. Sec. Gtd. PIK Global Notes, 15.00%, 12/01/17	17,000	18,445
Clear Channel Communications, Inc., Sr. Unsec. Global Notes, 10.00%, 01/15/18	134,000	122,610
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	98,000	103,145
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	75,000	78,000
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	180,000	178,200
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	8,000	8,270
		508,670

Building Products–1.09%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	200,000	208,000
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	120,000	129,300
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	160,000	164,400
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	48,000	47,751
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	196,000	213,640
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,140
7.88%, 03/30/20(b)	57,000	62,273
Sr. Unsec. Notes, 9.75%, 01/15/18	212,000	249,100
		1,099,604

Cable & Satellite–1.74%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	200,000	208,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	171,000	171,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	401,000	410,022
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	82,000	90,405
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	42,000	47,513

	Principal Amount	Value

Cable & Satellite–(continued)

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	$35,000	$35,438
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	225,000	230,625
8.13%, 06/01/23	139,000	144,560
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	200,000	202,250
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	200,000	207,334
		1,747,647

Casinos & Gaming–0.63%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	55,000	59,812
Caesars Entertainment Operating Co. Inc., Sr. Sec. Global Notes, 11.25%, 06/01/17	130,000	114,887
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	43,000	44,613
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	23,000	23,345
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	123,000	133,147
6.75%, 10/01/20	105,000	114,450
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	87,000	100,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	45,000	45,788
		636,092

Coal & Consumable Fuels–0.77%

Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	24,000	22,440
Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	73,000	70,810
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	97,000	102,577
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	177,000	182,310
Indo Energy Finance II B.V. (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	300,000	253,500
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	152,000	146,300
		777,937

Commodity Chemicals–0.21%

Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Bonds, 6.45%, 02/03/24	200,000	213,500

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Communications Equipment–0.39%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	$81,000	$71,888
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	200,000	193,750
9.00%, 04/01/19(b)	126,000	129,937
		395,575

Construction & Engineering–0.15%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	140,000	150,500

Construction Machinery & Heavy Trucks–0.80%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	125,000	133,125
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	175,000	180,687
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	72,000	77,580
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	43,000	44,398
6.75%, 06/15/21	80,000	85,200
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	97,000	100,880
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	179,000	183,922
		805,792

Construction Materials–0.49%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	208,000
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	31,000	32,240
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	115,000	117,875
7.50%, 02/15/19(b)	102,000	104,550
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	30,000	32,325
		494,990

Consumer Finance–0.10%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	89,000	104,798

Data Processing & Outsourced Services–0.62%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	180,000	192,150
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	165,000	176,756
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	83,000	98,978
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	137,000	157,892
		625,776

	Principal Amount	Value

Distillers & Vintners–0.14%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	$62,000	$60,450
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.75%, 05/01/21	70,000	68,600
6.00%, 05/01/22	8,000	8,850
		137,900

Diversified Banks–2.97%

Banco Davivienda S.A. (Colombia), Unsec. Sub. Notes, 5.88%, 07/09/22(b)	300,000	305,417
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	500,000	493,408
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Bonds, 5.95%, 01/30/24(b)	300,000	319,125
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	300,000	304,075
Bank of Ceylon (Sri Lanka), REGS, Sr. Unsec. Euro Notes, 6.88%, 05/03/17(b)	200,000	213,250
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	150,000	170,723
Finansbank A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 6.25%, 04/30/19(b)	200,000	210,260
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	118,000	127,265
Siam Commercial Bank PLC (The) (Thailand), Sr. Unsec. Notes, 3.50%, 04/07/19(b)	210,000	210,853
State Bank of India (India), Sr. Unsec. Notes, 4.88%, 04/17/24(b)	200,000	202,842
Turkiye Is Bankasi (Turkey), Unsec. Sub. Notes, 7.85%, 12/10/23(b)	200,000	226,000
Zenith Bank PLC (Nigeria), Sr. Unsec. Notes, 6.25%, 04/22/19(b)	200,000	199,097
		2,982,315

Diversified Chemicals–0.22%

Eagle Spinco Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 02/15/21	15,000	14,700
OCP S.A. (Morocco), Sr. Unsec. Notes, 5.63%, 04/25/24(b)	200,000	210,000
		224,700

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Diversified Metals & Mining–1.16%

Cia Minera Ares SAC (Peru), Sr.Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	$500,000	$543,750
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	200,000	213,750
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	102,000	113,220
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	78,000	79,869
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	200,000	217,000
		1,167,589

Electric Utilities–0.16%

Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	118,664
RJS Power Holdings LLC, Sr.Unsec. Gtd. Notes, 5.13%, 07/15/19(b)	43,000	42,570
		161,234

Electrical Components & Equipment–0.05%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	55,000	54,865

Electronic Components–0.05%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	52,000	53,300

Environmental & Facilities Services–0.12%

ADS Waste Holdings, Inc., Sr.Unsec. Gtd. Global Notes, 8.25%, 10/01/20	38,000	41,040
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	78,000	80,535
		121,575

Gas Utilities–0.40%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	207,000	215,280
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	30,000	31,575
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	109,000	108,455
7.38%, 08/01/21	44,000	47,355
		402,665

	Principal Amount	Value

Gold–0.27%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	$106,000	$104,647
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	159,000	168,985
		273,632

Health Care Equipment–0.11%

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	105,000	107,100

Health Care Facilities–1.16%

Amsurg Corp., Sr. Unsec. Gtd. Notes, 5.63%, 07/15/22(b)	61,000	61,762
CHS/Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	31,000	31,465
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	233,470	242,809
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	97,000	102,820
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	160,000	170,800
6.50%, 02/15/20	45,000	49,163
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	46,000	52,440
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	23,000	23,690
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	71,000	74,905
Sr. Unsec. Global Notes, 6.75%, 02/01/20	225,000	237,375
8.13%, 04/01/22	108,000	122,580
		1,169,809

Health Care Services–0.26%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 07/15/24	74,000	73,260
5.75%, 08/15/22	29,000	30,595
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	150,000	153,375
		257,230

Health Care Supplies–0.05%

Crimson Merger Sub, Inc., Sr.Unsec. Notes, 6.63%, 05/15/22(b)	52,000	49,920

Home Improvement Retail–0.06%

Hillman Group Inc. (The), Sr.Unsec. Notes, 6.38%, 07/15/22(b)	63,000	61,740

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Homebuilding–0.78%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	$218,000	$213,367
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	89,000	93,005
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	111,000	118,215
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	79,000	79,790
7.50%, 05/15/16	50,000	53,000
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	43,000	46,762
7.50%, 09/15/22	23,000	25,243
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	105,000	117,075
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	33,000	32,753
		779,210

Hotels, Resorts & Cruise Lines–0.06%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	58,000	62,785

Household Products–0.92%

Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	318,000	359,340
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	121,000	123,722
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	250,000	265,625
9.88%, 08/15/19	160,000	173,200
		921,887

Hypermarkets & Super Centers–0.20%

Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	200,000	199,570

Independent Power Producers & Energy Traders–0.35%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	102,000	117,045
8.00%, 10/15/17	2,000	2,300
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	84,000	84,630
NRG Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	144,000	149,760
		353,735

	Principal Amount	Value

Industrial Conglomerates–0.58%

Grupo KUO S.A.B De C.V. (Mexico), Sr. Unsec. Gtd. Notes, 6.25%, 12/04/22(b)	$400,000	$419,738
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	159,000	166,552
		586,290

Industrial Machinery–0.18%

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	168,000	177,660

Integrated Oil & Gas–1.39%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	100,000	104,637
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/22(b)	50,000	50,000
KazMunayGas National Co. JSC (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.40%, 04/30/23(b)	200,000	200,000
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	200,000	204,628
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	106,000	98,845
REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	100,000	93,375
9.00%, 11/17/21(b)	265,000	226,575
Series 2014, Sr. Unsec. Euro Bonds, 4.90%, 10/28/14	135,000	134,838
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	265,000	282,225
		1,395,123

Integrated Telecommunication Services–0.77%

Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25% (b)(c)(d)	359,000	377,420
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	200,000	194,834
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	205,500
		777,754

Internet Software & Services–0.50%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	281,000	298,562
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	155,000	164,688
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	38,000	38,665
		501,915

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Leisure Facilities–0.09%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	$86,000	$87,720

Marine–0.14%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	140,000	144,200

Metal & Glass Containers–0.42%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	75,000	75,188
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	345,000	345,431
		420,619

Movies & Entertainment–0.18%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	70,000	71,400
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	101,000	107,060
		178,460

Multi-Sector Holdings–0.30%

SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	300,000	303,326

Oil & Gas Drilling–0.38%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	165,000	177,375
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	7,000	7,263
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	105,000	108,675
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	42,000	45,045
Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	34,000	34,010
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Sr.Unsec. Gtd. Notes, 5.50%, 08/15/22	12,000	12,060
		384,428

Oil & Gas Equipment & Services–0.45%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	82,000	87,637
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	176,000	178,200
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	59,000	59,738

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	$82,000	$83,025
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	39,000	39,975
		448,575

Oil & Gas Exploration & Production–3.47%

Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	100,000	103,500
Athlon Holdings L.P./Athlon Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22(b)	66,000	66,660
Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(b)	104,000	103,199
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	83,000	85,075
6.75%, 11/01/20	55,000	57,338
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	113,000	118,933
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	101,000	114,635
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	77,000	75,845
Energy XXI Gulf Coast Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 12/15/21	173,000	183,380
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	135,000	140,906
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	145,000	148,987
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	146,000	155,855
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,860
Lonestar Resources America Inc., Sr. Unsec. Notes, 8.75%, 04/15/19(b)	69,000	69,518
Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	250,000	241,250
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	159,000	164,448
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	159,000	185,330
Sr. Unsec. Gtd. Globlal Notes, 3.50%, 01/30/23	318,000	307,352
Sr. Unsec. Gtd. Notes, 6.38%, 01/23/45(b)	117,000	135,744
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	73,000	73,456
Sr. Unsec. Notes, 5.38%, 10/01/22	19,000	19,214
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	108,000	111,780
Rex Energy Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/01/22(b)	25,000	24,750

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	$256,000	$257,920
Rosetta Resources, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	167,000	169,922
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	68,000	69,360
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	125,000	130,312
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	86,000	92,665
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	61,000	67,100
		3,483,294

Oil & Gas Refining & Marketing–0.30%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	294,000	300,615

Oil & Gas Storage & Transportation–1.69%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	67,000	69,345
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	227,000	240,052
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	243,000	253,327
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	105,000	118,913
GNL Quintero S.A. (Chile), Sr. Unsec. Notes, 4.63%, 07/31/29(b)	200,000	202,750
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	55,000	56,925
6.50%, 08/15/21	86,000	92,020
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	154,000	164,588
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	78,000	83,070
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	29,000	30,450
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	76,000	80,940
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	57,000	60,990
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	44,000	44,880

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$157,000	$161,710
6.13%, 10/15/21	34,000	35,020
		1,694,980

Other Diversified Financial Services–2.03%

Corp Financiera de Desarrollo S.A. (Peru), Unsec. Sub. Notes, 5.25%, 07/15/29(b)	300,000	306,000
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	60,000	60,017
InRetail Shopping Malls (Peru), Sr. Unsec. Gtd. Notes, 6.50%, 07/09/21(b)	200,000	209,000
Odebrecht Oil & Gas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 7.00% (b)(d)	425,000	426,488
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	500,000	523,805
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	302,000	319,274
Unifin Financiera S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Bonds, 6.25%, 07/22/19(b)	200,000	197,000
		2,041,584

Packaged Foods & Meats–1.25%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	115,000	115,503
Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	22,000	23,733
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	290,000	301,600
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	100,000	107,000
JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13; Cost $109,375)(b)	100,000	113,750
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	100,000	114,268
MHP S.A. (Ukraine), Sr. Unsec. Gtd. Notes, 8.25%, 04/02/20(b)	200,000	184,000
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	111,000	117,521
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	71,000	70,290
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	29,000	30,378
6.63%, 08/15/22	74,000	80,197
		1,258,240

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Paper Products–0.19%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	$20,000	$20,250
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	165,000	172,013
		192,263

Personal Products–0.22%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	200,000	218,049

Pharmaceuticals–0.47%

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	50,000	53,000
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	140,000	140,875
6.38%, 10/15/20(b)	115,000	119,600
6.75%, 08/15/21(b)	62,000	65,255
7.25%, 07/15/22(b)	58,000	62,060
7.50%, 07/15/21(b)	32,000	34,800
		475,590

Railroads–0.57%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	300,000	286,409
Transnet SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	300,000	287,100
		573,509

Real Estate Development–0.76%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	60,000	61,050
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.88%, 05/27/19(b)	200,000	209,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	200,000	197,750
Longfor Porperties Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 6.75%, 01/29/23	300,000	292,073
		760,623

Regional Banks–0.49%

Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	300,000	319,423
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	147,000	167,947
		487,370

Renewable Electricity–0.50%

Greenko Dutch B.V. (India), Sr. Sec. Gtd. Notes, 8.00%, 08/01/19(b)	500,000	500,000

Security & Alarm Services–0.08%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	75,000	78,375

	Principal Amount	Value

Semiconductor Equipment–0.50%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$349,000	$363,833
6.63%, 06/01/21	39,000	40,755
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	96,000	99,120
		503,708

Semiconductors–0.79%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	181,000	187,335
7.00%, 07/01/24(b)	17,000	17,000
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	262,000	273,790
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	95,000	100,700
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	210,000
		788,825

Sovereign Debt–7.08%

Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	450,000	412,875
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 5.75%, 09/26/23(b)	200,000	215,447
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	212,000	218,890
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 7.45%, 04/30/44(b)	100,000	107,000
Sr. Unsec. Notes, 9.04%, 01/23/18(b)	219,194	242,758
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(e)	159,000	206,700
Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	200,000	206,500
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.00%, 03/25/19	200,000	206,094
5.38%, 02/21/23	80,000	85,600
5.38%, 03/25/24	200,000	212,000
7.63%, 03/29/41	186,000	237,615
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 4.63%, 04/15/43(b)	265,000	241,812
REGS, Sr. Unsec. Euro Notes, 3.75%, 04/25/22(b)	265,000	261,687

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Ivory Coast Government International Bond (Ivory Coast), Unsec. Bonds, 5.38%, 07/23/24(b)	$200,000	$195,500
Kenya Government International Bond (Kenya), Sr. Unsec. Notes, 6.88%, 06/24/24(b)	200,000	212,690
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	505,625
MDC-GMTN B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.25%, 04/28/22(b)	200,000	201,500
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	138,000	141,648
Pakistan Government International Bond (Pakistan), Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	209,000
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	212,000	324,360
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	106,000	102,953
Sr. Unsec. Global Notes, 5.00%, 03/23/22	146,000	162,972
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	318,000	345,825
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	250,000	256,250
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	356,000	368,051
4.88%, 01/22/24(b)	106,000	113,287
6.75%, 02/07/22(b)	84,000	100,485
Sri Lanka Government International Bond (Sri Lanka), REGS, Unsec. Euro Notes, 7.40%, 01/22/15(b)	318,000	327,540
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	305,000	291,809
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	116,500	88,540
11.75%, 10/21/26(b)	159,000	151,686
11.95%, 08/05/31(b)	169,600	161,544
		7,116,243

Specialized Finance–1.03%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	189,000	218,059
Sr. Unsec. Notes, 5.13%, 03/15/21	85,000	85,744
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	204,000	211,140

	Principal Amount	Value

Specialized Finance–(continued)

Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	$200,000	$213,500
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	63,000	67,252
Sr. Unsec. Notes, 8.25%, 12/15/20	201,000	242,205
		1,037,900

Specialized REIT’s–0.27%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	50,000	50,625
Sr. Unsec. Notes, 4.88%, 04/15/22	156,000	156,000
Weyerhaeuser Real Estate Co., Sr. Unsec. Notes, 5.88%, 06/15/24(b)	60,000	60,825
		267,450

Specialty Chemicals–0.14%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	62,000	63,240
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	72,000	77,400
		140,640

Specialty Stores–0.52%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	342,000	339,862
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	123,000	126,690
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	56,000	58,100
		524,652

Steel–1.33%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	200,000	212,000
6.75%, 02/25/22	97,000	105,518
Evraz Group S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 6.50%, 04/22/20(b)	200,000	178,750
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	144,000	154,080
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	242,000	255,008
7.38%, 02/01/20(b)	35,000	36,881
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	76,000	82,080
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	212,000	217,392
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	74,000	73,630
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	43,000	21,500
		1,336,839

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Technology Distributors–0.06%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$52,000	$55,250

Trucking–0.00%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	4,000	4,100

Wireless Telecommunication Services–3.30%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	186,805
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	205,500
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	44,000	45,980
Sr. Unsec. Notes, 4.88%, 07/15/22(b)	170,000	164,050
Sistema JSEC via Sistema International Funding S.A (Russia), Sr. Unsec. Loan Participation Notes, 6.95%, 05/17/19(b)	200,000	202,000
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	121,000	120,093
7.00%, 08/15/20	6,000	6,360
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	17,000	19,210
9.00%, 11/15/18(b)	200,000	237,000
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	79,000	84,530
7.88%, 09/15/23(b)	268,000	289,440
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	143,000	149,435
6.63%, 04/01/23	280,000	294,700
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	66,000	70,290
6.84%, 04/28/23	183,000	194,437
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	200,000	207,250
VimpelCom Holdings B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/23(b)	450,000	420,750
Wind Acquisition Finance S.A. (Italy), Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)	400,000	421,500
		3,319,330
Total U.S. Dollar Denominated Bonds and Notes (Cost $51,963,537)		53,115,640

	Shares	Value

Preferred Stocks–28.65%

Asset Management & Custody Banks–0.69%

Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	3,100	$77,996
Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	2,700	67,041
Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	6,800	173,060
Bank of New York Mellon Corp. (The), 5.20% Pfd.	5,300	122,748
State Street Corp., Series C, 5.25% Pfd.	4,500	103,545
Series D, 5.90% Pfd.	5,800	150,409
		694,799

Cable & Satellite–0.06%

Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	2,600	64,870

Consumer Finance–1.29%

Ally Financial Inc., Series A, 8.50% Pfd.	11,300	306,569
Capital One Financial Corp., Series B, 6.00% Pfd.	7,900	191,259
Capital One Financial Corp., Series C, 6.25% Pfd.	4,300	105,049
Discover Financial Services, Series B, 6.50% Pfd.	5,200	132,184
GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.	17,200	467,496
Navient LLC, 6.00% Sr. Unsec. Pfd.	4,200	92,358
		1,294,915

Diversified Banks–9.78%

BAC Capital Trust VIII, 6.00% Jr. Unsec. Sub. Gtd. Pfd.	5,500	139,480
Bank of America Corp., Series 3, 6.38% Pfd.	18,300	458,781
Bank of America Corp., Series D, 6.20% Pfd.	16,500	412,830
Bank of America Corp., Series I, 6.63% Pfd.	15,451	392,919
Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	17,900	461,283
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	24,200	624,118
Citigroup Inc., Series J, 7.13% Pfd.	9,300	253,983
Citigroup Inc., Series K, 6.88% Pfd.	14,400	386,928
Citigroup Inc., Series L, 6.88% Pfd.	7,500	189,600
Countrywide Capital V, 7.00% Jr. Sub. Gtd. Pfd.	9,600	243,936
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	57,400	1,553,818
JPMorgan Chase & Co., Series O, 5.50% Pfd.	8,600	194,102
JPMorgan Chase & Co., Series P, 5.45% Pfd.	11,600	260,188
JPMorgan Chase & Co., Series T, 6.70% Pfd.	7,700	196,196
JPMorgan Chase & Co., Series W, 6.30% Pfd.	3,000	74,460
JPMorgan Chase Capital XXIX, 6.70% Jr. Sub. Gtd. Pfd.	7,200	183,672

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Diversified Banks–(continued)

Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	5,900	$156,822
RBS Capital Funding Trust VII (Netherlands), Series G, 6.08% Jr. Unsec. Sub. Gtd. Pfd.	15,602	373,200
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	19,001	441,963
Series S, 6.60% Jr. Sub. Pfd.	14,800	363,044
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	16,400	412,788
Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Sub. Gtd. Pfd.	6,800	174,216
US Bancorp, Series F, 6.50% Pfd.	18,700	530,332
Wells Fargo & Co., 5.20% Pfd.	14,800	334,924
Wells Fargo & Co., 5.85% Pfd.	11,300	289,280
Wells Fargo & Co., 6.63% Pfd.	6,100	168,177
Wells Fargo & Co., Series J, 8.00% Pfd.	4,800	140,640
Wells Fargo & Co., Series O, 5.13% Pfd.	13,000	294,190
Wells Fargo & Co., Series P, 5.25% Pfd.	5,400	125,010
		9,830,880

Diversified Capital Markets–1.34%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Sub. Gtd. Pfd.	21,200	582,576
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Sub. Gtd. Pfd.	20,900	584,155
KKR Financial Holdings LLC, Series A, 7.38% Pfd.	3,400	87,040
KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	3,200	89,664
		1,343,435

Diversified REIT’s–0.43%

PS Business Parks, Inc., Series S, 6.45% Pfd.	6,300	155,925
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	4,100	104,386
Vornado Realty Trust, Series J, 6.88% Pfd.	6,600	175,758
		436,069

Electric Utilities–1.23%

Alabama Power Co., 5.63% Pfd.	3,500	86,188
BGE Capital Trust II, 6.20% Jr. Unsec. Sub. Gtd. Pfd.	2,300	57,500
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	4,500	105,255
Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	2,300	55,200
Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	4,300	108,102
Entergy Texas Inc., 5.63% Sr. Sec. Pfd.	3,400	85,204
Interstate Power & Light Co., Series D, 5.10% Pfd.	1,800	44,442
NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Sub. Gtd. Pfd.	4,500	94,455
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Sub. Gtd. Pfd.	3,600	87,084
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Sub. Gtd. Pfd.	7,200	169,128

	Shares	Value

Electric Utilities–(continued)

Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	$27,250
PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Sub. Gtd. Pfd.	4,100	97,252
SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	7,900	183,675
SCE Trust III, 5.75% Jr. Unsec. Sub. Pfd.	1,300	33,657
		1,234,392

Health Care REIT’s–0.19%

Health Care REIT, Inc., Series J, 6.50% Pfd.	2,600	66,872
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	3,200	73,856
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	2,300	54,763
		195,491

Hotel and Resort REIT’s–0.07%

Hospitality Properties Trust, Series D, 7.13% Pfd.	2,600	66,248

Industrial Conglomerates–0.47%

General Electric Capital Corp., 4.70% Sr. Unsec. Pfd.	5,400	124,038
4.88% Sr. Unsec. Pfd.	7,500	177,300
4.88% Sr. Unsec. Pfd.	7,200	173,592
		474,930

Industrial Machinery–0.17%

Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	6,800	167,076

Integrated Telecommunication Services–0.76%

Qwest Corp., 6.13% Sr. Unsec. Pfd.	5,000	117,500
7.00% Sr. Unsec. Pfd.	3,600	92,628
7.00% Sr. Unsec. Pfd.	4,500	115,830
7.38% Sr. Unsec. Pfd.	6,800	178,228
7.50% Sr. Unsec. Pfd.	5,400	142,560
Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	4,500	114,941
		761,687

Investment Banking & Brokerage–2.67%

BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	27,170
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	4,400	111,496
Goldman Sachs Group Inc. (The), Series K, 6.38% Pfd.	8,700	222,633
Goldman Sachs Group, Inc. (The), 6.50% Sr. Unsec. Pfd.	5,400	142,560
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	15,000	361,350
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	12,600	301,896

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, 6.88% Pfd.	12,600	$335,286
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Sub. Gtd. Pfd.	16,400	414,756
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Sub. Gtd. Pfd.	6,800	171,700
Morgan Stanley, Series E, 7.13% Pfd.	12,600	347,256
Morgan Stanley, Series G, 6.63% Pfd.	3,400	85,986
Raymond James Financial Inc., 6.90% Sr. Unsec. Pfd.	3,200	84,640
Stifel Financial Corp., 6.70% Sr. Unsec. Pfd.	2,900	74,240
		2,680,969

Life & Health Insurance–1.38%

Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	5,500	140,195
8.00% Unsec. Sub. Pfd.	9,300	263,469
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	4,500	108,720
MetLife Inc., Series B, 6.50% Pfd.	9,900	252,648
Principal Financial Group Inc., Series B, 6.52% Pfd.	2,300	58,397
Protective Life Corp., 6.25% Sr. Unsec. Sub. Pfd.	4,900	125,244
Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	5,400	135,000
Prudential Financial,Inc., 5.70% Jr. Unsec. Sub. Pfd.	5,900	145,140
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	5,000	127,450
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	27,291
		1,383,554

Multi-Line Insurance–0.38%

American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	4,400	112,552
Aviva PLC (United Kingdom), 8.25% Sr. Unsec. Sub. Pfd.	3,600	101,880
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,600	136,758
Kemper Corp., 7.38% Unsec. Sub. Pfd.	1,200	31,068
		382,258

Multi-Utilities–0.40%

Dominion Resources Inc., Series A, 8.38% Jr. Unsec. Sub. Pfd.	6,200	159,340
DTE Energy Co., 6.50% Jr. Unsec. Sub. Pfd.	4,300	112,402
Integrys Energy Group, Inc., 6.00% Jr. Unsec. Sub. Pfd.	3,600	92,628
SCANA Corp., 7.70% Jr. Unsec. Sub. Pfd.	1,400	36,064
		400,434

Office REIT’s–0.44%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,200	30,324
Boston Properties, Inc., 5.25% Pfd.	1,800	42,300
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	2,000	48,360
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	2,300	50,876
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	3,100	79,205

	Shares	Value

Office REIT’s–(continued)

Equity Commonwealth, 5.75% Sr. Unsec. Pfd.	4,100	$90,856
Kilroy Realty Corp., Series G, 6.88% Pfd.	900	23,346
Kilroy Realty Corp., Series H, 6.38% Pfd.	900	22,239
SL Green Realty Corp., Series I, 6.50% Pfd.	2,100	52,521
		440,027

Office Services & Supplies–0.12%

Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	800	20,752
6.70% Sr. Unsec. Pfd.	4,100	105,329
		126,081

Oil & Gas Refining & Marketing–0.10%

NuStar Logistics L.P., 7.63% Jr. Unsec. Sub. Gtd. Pfd.	3,600	96,912

Other Diversified Financial Services–1.34%

Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	11,966	324,159
ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	23,100	586,278
7.38% Jr. Unsec. Sub. Pfd.	17,100	438,102
		1,348,539

Property & Casualty Insurance–1.10%

Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	4,300	107,285
Allstate Corp. (The), 5.63% Pfd.	2,800	68,488
Allstate Corp. (The), Series C, 6.75% Pfd.	3,200	84,640
Allstate Corp. (The), Series E, 6.63% Pfd.	6,200	160,704
Allstate Corp. (The), Series F, 6.25% Pfd.	2,200	55,770
Arch Capital Group Ltd., Series C, 6.75% Pfd.	2,900	78,300
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	31,616
Aspen Insurance Holdings Ltd., 5.95% Pfd.	2,300	57,224
7.25% Pfd.	2,900	75,458
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	3,900	94,146
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	5,400	139,860
Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	1,600	38,912
Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	1,600	38,912
W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	3,200	73,800
		1,105,115

Regional Banks–1.91%

BB&T Corp., 5.85% Pfd.	6,800	167,416
BB&T Corp., Series E, 5.63% Pfd.	13,000	306,280
City National Corp., Series C, 5.50% Pfd.	2,500	56,300
Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	32,550
Fifth Third Bancorp, Series I, 6.63% Pfd.	4,100	110,331
First Horizon National Corp., Series A, 6.20% Pfd.	900	21,420

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Regional Banks–(continued)

First Niagara Financial Group Inc., Series B, 8.63% Pfd.	3,200	$92,640

First Republic Bank,
5.50% Pfd.	1,800	40,590
7.00% Pfd.	1,800	48,780
First Republic Bank, Series A, 6.70% Pfd.	2,100	55,062
First Republic Bank, Series B, 6.20% Pfd.	2,200	54,890
FirstMerit Corp., Series A, 5.88% Pfd.	900	21,141
FNB Corp., 7.25% Pfd.	1,000	27,300
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	13,400	364,882
Regions Financial Corp., Series A, 6.38% Pfd.	4,500	111,465
Regions Financial Corp., Series B, 6.38% Pfd.	3,400	86,530
SunTrust Banks Inc., Series E, 5.88% Pfd.	4,100	96,965
TCF Financial Corp., 7.50% Pfd.	1,200	31,476
TCF Financial Corp., Series B, 6.45% Pfd.	1,200	29,400
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	2,400	59,160
Webster Financial Corp., Series E, 6.40% Pfd.	1,100	27,115
Zions Bancorp., Series F, 7.90% Pfd.	2,872	80,272
		1,921,965

Reinsurance–0.59%

Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,800	47,088
Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	2,100	55,125
Maiden Holdings Ltd., Series A, 8.25% Pfd.	4,600	118,726
Montpelier Re Holdings Ltd., (Bermuda), Series A, 8.88% Pfd.	1,400	38,094
PartnerRe Ltd., Series E, 7.25% Pfd.	5,800	153,816
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	3,600	97,560
RenaissanceRe Holdings Ltd., Series E, 5.38% Pfd.	3,600	82,008
		592,417

Retail REIT’s–0.63%

DDR Corp., Class J, 6.50% Pfd.	3,200	80,544
Glimcher Realty Trust, 6.88% Pfd.	2,000	50,540
Kimco Realty Corp., Series I, 6.00% Pfd.	6,700	164,552
National Retail Properties Inc., Series D, 6.63% Pfd.	5,200	130,780
Realty Income Corp., Series E, 6.75% Pfd.	2,000	52,540
Realty Income Corp., Series F, 6.63% Pfd.	3,600	93,672
Regency Centers Corp., Series 6, 6.63% Pfd.	2,300	59,570
		632,198

Specialized REIT’s–0.82%

EPR Properties, Series F, 6.63% Pfd.	1,100	27,060
Public Storage, Series Q, 6.50% Pfd.	18,400	487,600
Public Storage, Series Y, 6.38% Pfd.	12,200	310,246
		824,906

	Shares	Value

Thrifts & Mortgage Finance–0.03%

Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	$29,364

Wireless Telecommunication Services–0.26%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	7,600	189,468
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	3,100	77,593
		267,061
Total Preferred Stocks (Cost $27,391,483)		28,796,592

		Principal Amount

U.S. Treasury Securities–9.01%

U.S. Treasury Bills–0.10%

0.07%, 11/13/14(f)		$100,000	99,991

U.S. Treasury STRIPS–8.91%

3.53%, 02/15/43(f)(g)		700,000	262,281
3.97%, 02/15/43(f)(g)		2,600,000	974,188
3.98%, 02/15/43(f)(g)		15,900,000	5,957,531
4.11%, 02/15/43(f)(g)		4,700,000	1,761,031
			8,955,031
Total U.S. Treasury Securities (Cost $7,833,660)			9,055,022

Non-U.S. Dollar Denominated Bonds & Notes–1.95%(h)

Auto Parts & Equipment–0.17%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	126,000	173,594

Broadcasting–0.10%

CET 21 spol sro (Czech Republic), REGS, Sr. Sec. Gtd. Euro Notes, 9.00%, 11/01/17(b)	EUR	70,000	98,995

Hotels, Resorts & Cruise Lines–0.10%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	57,000	103,565

Internet Software & Services–0.14%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	100,000	142,258

Other Diversified Financial Services–0.51%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	192,877
Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(b)	EUR	100,000	127,865

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

		Principal Amount	Value

Other Diversified Financial Services–(continued)

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	$187,812
			508,554

Publishing–0.16%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(b)	GBP	100,000	165,443

Sovereign Debt–0.59%

Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	5,030,000	428,612
Unsec. Bonds, 8.00%, 06/11/20	MXN	1,850,000	160,913
			589,525

Specialized Finance–0.18%

HSS Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	100,000	176,206
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,994,698)			1,958,140

	Shares

Money Market Funds–6.50%

Liquid Assets Portfolio –Institutional Class (i)	3,267,994	3,267,994
Premier Portfolio –Institutional Class (i)	3,267,994	3,267,994
Total Money Market Funds (Cost $6,535,988)		6,535,988

TOTAL INVESTMENTS–98.96% (Cost $95,719,366)		99,461,382
OTHER ASSETS LESS LIABILITIES–1.04%		1,048,563
NET ASSETS–100.00%		$100,509,945

Investment Abbreviations:

Conv.	— Convertible
Ctfs.	— Certificates
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
MXN	— Mexican Peso
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
STRIPS	— Separately Traded Registered Interest and Principal Security
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $31,724,287, which represented 31.56% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

(j)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate

Central European Media Enterprises Ltd.	—	15.0%

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premium Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Premium Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required

Invesco Premium Income Fund

G.	Swap Agreements – (continued)

to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco Premium Income Fund

H.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$34,907,242	$425,338	$—	$35,332,580
U.S. Treasury Securities	—	9,055,022	—	9,055,022
Corporate Debt Securities	—	45,999,397	—	45,999,397
Foreign Debt Securities	—	1,368,615	—	1,368,615
Foreign Sovereign Debt Securities	—	7,705,768	—	7,705,768
	$34,907,242	$64,554,140	$—	$99,461,382
Forward Foreign Currency Contracts*	—	5,408	—	5,408
Futures*	(22,554)	—	—	(22,554)
Swap Agreements*	—	(25,752)	—	(25,752)
Total Investments	$34,884,688	$64,533,796	$—	$99,418,484

* Unrealized appreciation (depreciation).

Invesco Premium Income Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$—	$(25,752)
Currency risk:
Forward foreign currency contracts	20,727	(15,319)
Interest rate risk:
Futures contracts (b)	59,216	—
Market risk:
Futures contracts (b)	95,780	(177,550)
Total	$175,723	$(218,621)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.
(b)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$254,784
Currency risk	—	(192,943)	—
Interest rate risk	201,759	—	—
Market risk	43,301	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	(279,627)
Currency risk	—	107,889	—
Index rate risk	(67,180)	—	—
Market risk	(274,764)	—	—
Total	$(96,884)	$(85,054)	$(24,843)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$21,947,038	$5,381,118	$6,508,889

Invesco Premium Income Fund

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	Long	2	September-2014	$224,694	$5,296
Canada 10 Year Bonds	Long	10	September-2014	1,255,618	18,938
Euro Bonds	Long	6	September-2014	1,188,863	25,034
Long Gilt	Long	4	September-2014	747,400	5,484
U.S. Treasury Long Bonds	Long	4	September-2014	549,625	4,464
Subtotal - Interest Rate Risk					$59,216
Dow Jones Eurostoxx 50	Long	50	September-2014	2,088,014	(94,353)
E-Mini S&P 500 Index	Long	16	September-2014	1,539,840	(1,082)
FTSE 100 Index	Long	9	September-2014	1,015,326	(3,123)
Hang Seng Index	Long	10	August-2014	1,597,786	36,020
Russell 2000 Index Mini	Long	14	September-2014	1,563,380	(78,992)
Tokyo Stock Price Index	Long	11	September-2014	1,382,219	59,760
Subtotal – Market Risk					$(81,770)
Total Futures Contracts					$(22,554)

Open Forward Foreign Currency Contracts at Period-End

							Unrealized Appreciation (Depreciation)
Settlement Date		Contract to				Notional
	Counterparty	Deliver		Receive		Value
09/02/14	Citigroup Global Markets Inc.	EUR	940,871	USD	1,280,304	$1,259,913	$20,391
09/02/14	Citigroup Global Markets Inc.	USD	762,628	EUR	565,232	756,897	(5,731)
09/02/14	RBC Capital Markets Corp.	GBP	531,398	USD	887,331	896,887	(9,556)
10/24/14	RBC Capital Markets Corp.	CAD	23,459	USD	21,806	21,470	336
10/24/14	RBC Capital Markets Corp.	USD	35,868	CAD	39,155	35,836	(32)
Total forward foreign currency contracts - Currency Risk							$5,408

Currency Abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

Invesco Premium Income Fund

Open Centrally Cleared Credit Default Swap Agreements at Period-End
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.42%	$1,980,000	$139,788	$(25,752)
Total Credit Default Swap Agreements – Credit Risk								$(25,752)

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of July 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $87,379,242 and $205,352,073, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $2,686,847 and $26,414,202, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,511,850
Aggregate unrealized (depreciation) of investment securities	(593,098)
Net unrealized appreciation of investment securities	$2,918,752
Cost of investments for tax purposes is $96,542,630.

Invesco Premium Income Fund

Invesco Select Companies Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	SCO-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–74.92%

Aerospace & Defense–3.22%

Cubic Corp.	1,033,123	$45,312,775

Aluminum–0.00%

Cymat Technologies Ltd. (Canada)(b)	249,750	43,522

Apparel, Accessories & Luxury Goods–0.15%

Hampshire Group, Ltd. (b)(c)	592,824	2,134,166

Automotive Retail–2.51%

America’s Car-Mart, Inc. (b)(c)	942,136	35,273,572

Commodity Chemicals–1.43%

Chemtrade Logistics Income Fund (Canada)	1,045,784	20,104,221

Data Processing & Outsourced Services–10.21%

Alliance Data Systems Corp. (b)	347,156	91,055,547
Global Payments Inc.	758,587	52,547,322
		143,602,869

Education Services–3.61%

American Public Education Inc. (b)(c)	1,423,005	50,801,278

Electrical Components & Equipment–3.06%

Regal-Beloit Corp.	611,538	42,985,006

Health Care Supplies–7.87%

Alere, Inc. (b)	1,978,539	79,141,560
Cooper Cos., Inc. (The)	196,102	31,548,890
		110,690,450

IT Consulting & Other Services–5.85%

Booz Allen Hamilton Holding Corp.	3,702,160	82,336,038

Life Sciences Tools & Services–3.96%

Charles River Laboratories International, Inc. (b)	1,028,775	55,769,893

Oil & Gas Equipment & Services–3.75%

ION Geophysical Corp. (b)(c)	14,077,289	52,789,834

Oil & Gas Exploration & Production–4.00%

Ultra Petroleum Corp. (b)	2,453,956	56,244,672

Other Diversified Financial Services–0.00%

Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0)(b)(d)	69,374	0

Publishing–4.57%

John Wiley & Sons, Inc. -Class A	1,070,433	64,322,319

Real Estate Services–4.14%

FirstService Corp. (Canada)	1,045,587	58,258,690

	Shares	Value

Semiconductors–9.35%

International Rectifier Corp. (b)(c)	3,125,345	$77,633,570
Microsemi Corp. (b)	2,250,091	53,957,182
		131,590,752

Systems Software–5.31%

Rovi Corp. (b)	3,194,588	74,657,522

Trucking–1.93%

Con-way Inc.	550,873	27,185,583
Total Common Stocks (Cost $735,136,355)		1,054,103,162

Money Market Funds–22.97%

Liquid Assets Portfolio –Institutional Class (e)	161,601,176	161,601,176
Premier Portfolio –Institutional Class (e)	161,601,176	161,601,176
Total Money Market Funds (Cost $323,202,352)		323,202,352

TOTAL INVESTMENTS–97.89% (Cost $1,058,338,707)		1,377,305,514
OTHER ASSETS LESS LIABILITIES–2.11%		29,756,551
NET ASSETS–100.00%		$1,407,062,065

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2014 was $218,632,420, which represented 15.54% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2014 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Select Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,377,305,514	$—	$0	$1,377,305,514

Invesco Select Companies Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2014.

	Value 10/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/14	Dividend Income
America’s Car Mart, Inc.	$42,557,639	$469,482	$—	$(7,753,549)	$—	$35,273,572	$—
American Public Education, Inc.	56,962,890	—	—	(6,161,612)	—	50,801,278	—
Hampshire Group, Ltd.	2,489,861	—	—	(355,695)	—	2,134,166	—
International Rectifier Corp.(a)	117,031,728	—	(37,290,003)	(695,921)	(1,412,234)	77,633,570	—
ION Geophysical Corp.	51,472,907	11,989,092	—	(10,672,165)	—	52,789,834	—
MEGA Brands Inc. (a)	29,402,694	—	(31,622,266)	42,960,084	(40,740,512)	—	—
NCI, Inc. – Class A(a)	3,861,283	—	(4,767,031)	8,367,086	(7,461,338)	—	—
Total	$303,779,002	$12,458,574	$(73,679,300)	$25,688,228	$(49,614,084)	$218,632,420	$—

(a)	As of July 31, 2014, this security is no longer considered an affiliate of the Fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $32,256,072 and $247,062,846, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$353,386,939
Aggregate unrealized (depreciation) of investment securities	(38,313,141)
Net unrealized appreciation of investment securities	$315,073,798
Cost of investments for tax purposes is $1,062,231,716.

Invesco Select Companies Fund

Invesco Strategic Income Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2014

invesco.com/us	STI-QTR-1	7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–36.01%

Aerospace & Defense–1.23%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/22(b)	$40,000	$39,550

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	250,000	247,979

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 07/15/21	25,000	27,531

		315,060

Agricultural & Farm Machinery–0.16%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	40,000	40,700

Air Freight & Logistics–0.75%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	200,000	190,939

Alternative Carriers–0.68%

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	165,000	173,250

Auto Parts & Equipment–0.16%

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	40,000	40,200

Biotechnology–0.98%

Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	250,000	250,704

Broadcasting–0.16%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	40,000	42,100

Building Products–0.06%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	15,000	15,600

Cable & Satellite–1.01%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	40,000	41,900

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	165,000	168,712

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	45,000	48,713

		259,325

	Principal Amount	Value

Casinos & Gaming–0.70%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	$165,000	$179,850

Communications Equipment–0.23%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	60,000	58,125

Construction Machinery & Heavy Trucks–0.49%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	40,000	42,600

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	40,000	41,300

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	40,000	41,600

		125,500

Data Processing & Outsourced Services–1.26%

Fidelity National Information Services, Inc., Sr. Unsec. Gtd. Global Notes, 3.88%, 06/05/24	200,000	199,746

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	107,000	123,318

		323,064

Diversified Banks–4.09%

ABN AMRO Bank N.V. (Netherlands), Unsec. Sub. Medium-Term Euro Notes, 6.25%, 09/13/22(b)	200,000	220,750

BPCE S.A. (France), Unsec. Sub. Notes, 5.15%, 07/21/24(b)	200,000	210,765

Erste Group Bank AG (Austria), Unsec. Sub. Medium-Term Euro Notes, 6.38%, 03/28/23	200,000	214,596

Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	200,000	201,108

Zenith Bank PLC (Nigeria), Sr. Unsec. Notes, 6.25%, 04/22/19(b)	200,000	199,097

		1,046,316

Diversified Metals & Mining–1.02%

Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	200,000	217,500

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	40,000	42,750

		260,250

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value

Diversified Support Services–0.59%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	$150,000	$150,120

Environmental & Facilities Services–0.16%

Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	40,000	41,300

Gas Utilities–0.16%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	40,000	41,600

Gold–0.17%

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	40,000	42,512

Health Care Facilities–0.16%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	42,200

Health Care Services–0.24%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	60,000	61,350

Independent Power Producers & Energy Traders–0.37%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	40,000	45,900

Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	48,000	48,360

		94,260

Integrated Oil & Gas–1.54%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	200,000	209,274

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	186,500

		395,774

Internet Software & Services–1.09%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.75%, 06/09/19	200,000	199,776

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	79,687

		279,463

Investment Banking & Brokerage–1.59%

Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	200,000	205,740

Morgan Stanley, Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (c)	200,000	200,500

		406,240

	Principal Amount	Value

Multi-Utilities–0.97%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	$250,000	$248,183

Oil & Gas Drilling–0.41%

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	40,000	41,500

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	40,000	41,400

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	22,000	22,007

		104,907

Oil & Gas Equipment & Services–0.65%

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	165,000	167,062

Oil & Gas Exploration & Production–3.62%

Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	40,000	41,400

Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(b)	22,000	21,831

Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.75%, 11/01/20	40,000	41,700

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	40,000	43,200

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	250,000	268,413

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	40,000	41,100

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	165,000	176,137

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	40,000	41,500

Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	40,000	40,300

Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	39,000	39,780

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	165,000	172,013

		927,374

Oil & Gas Refining & Marketing–0.16%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	40,000	40,900

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–1.15%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	$40,000	$42,300
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	40,000	41,700
Fermaca Enterprises S de RL de C.V. (Mexico), Sr. Sec. Gtd. Notes, 6.38%, 03/30/38(b)	200,000	211,000
		295,000

Packaged Foods & Meats–0.39%

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	100,000	101,147

Pharmaceuticals–0.16%

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	40,000	40,250

Regional Banks–1.20%

Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	100,000	106,474
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	200,000	200,000
		306,474

Renewable Electricity–0.79%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	200,000	202,318

Semiconductor Equipment–0.16%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	40,000	41,700

Semiconductors–1.19%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	125,000	130,625
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	40,000	42,400
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	125,000	131,250
		304,275

Sovereign Debt–0.84%

Dominican Republic International Bond (Dominican Republic), Sr. Unsec. Bonds, 7.45%, 04/30/44(b)	200,000	214,000

Specialized Finance–0.77%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	40,000	46,150

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	$125,000	$150,625
		196,775

Steel–1.38%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	165,000	174,900
Evraz Group S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 6.50%, 04/22/20(b)	200,000	178,750
		353,650

Technology Hardware, Storage & Peripherals–0.78%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	200,000	200,750

Wireless Telecommunication Services–2.34%

Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Bonds, 5.35%, 05/20/24(b)	200,000	210,689
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	165,000	169,125
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	165,000	178,200
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	40,000	42,600
		600,614
Total U.S. Dollar Denominated Bonds and Notes (Cost $9,193,960)		9,221,181

Asset-Backed Securities–20.10%

BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class C, Floating Rate Pass Through Ctfs., 1.56%, 06/15/28(b)(d)	200,000	200,223
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AJ, Variable Rate Pass Through Ctfs., 5.95%, 05/10/45(d)	290,000	308,235
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	240,806	230,744
Bear Sterns Commercial Mortgage Securities Trust, Series 2007-T28, Class AJ, Variable Rate Pass Through Ctfs., 6.14%, 09/11/42(d)	105,000	114,993
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.53%, 12/25/35(d)	203,429	187,465

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.64%, 03/25/36(d)	$209,107	$196,970
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.61%, 04/12/20(b)(d)	500,000	484,741
Gallatin CLO III, 2007-1 Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.57%, 05/15/21(b)(d)	200,000	193,307
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.43%, 07/25/37(d)	265,938	230,044
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.55%, 05/11/21(b)(d)	500,000	476,880
JP Morgan Mortgage Trust, Series 2005-A1, Class IB2, Floating Rate Pass Through Ctfs., 2.85%, 02/25/35(d)	206,753	189,113
Series 2006-A2, Class 1A1, Floating Rate Pass Through Ctfs., 2.79%, 04/25/36(d)	131,310	118,309
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.25%, 06/25/37(d)	264,605	243,999
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	425,000	427,020
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class E, Floating Rate Pass Through Ctfs., 4.92%, 07/17/26(b)(d)	250,000	228,240
Symphony CLO XIV Ltd., Series 2014-14A, Class E, Floating Rate Pass Through Ctfs., 4.83%, 07/14/26(b)(d)	250,000	225,783
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A11, Floating Rate Pass Through Ctfs., 2.62%, 06/25/35(d)	239,038	238,847
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.36%, 08/25/35(d)	201,831	208,188
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(d)	193,059	198,018
Series 2005-AR7, Class 1A1, Floating Rate Pass Through Ctfs., 5.06%, 05/25/35(d)	234,542	237,196
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	210,676	208,798
Total Asset-Backed Securities (Cost $5,109,000)		5,147,113

		Shares	Value

Common Stocks–15.02%

Mutual Funds–15.02%

Invesco Floating Rate Fund - Class R6 (Cost $3,854,336)(e)		483,611	$3,844,710

		Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–12.66%(f)

Diversified Banks–0.55%

HSBC Capital Funding L.P. (United Kingdom), Jr. Unsec. Gtd. Sub. Euro Notes, 5.13% (c)	EUR	100,000	141,237

Life & Health Insurance–0.69%

Delta Lloyd Levensverzekering N.V. (Netherlands), Unsec. Sub. Euro Notes, 9.00%, 08/29/42	EUR	100,000	176,735

Sovereign Debt–11.42%

Brazil Notas do Tesouro Nacional (Brazil), Series F, Unsec. Notes, 10.00%, 01/01/23	BRL	800,000	323,107
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 4.38%, 03/21/23	COP	530,000,000	255,185
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec. Euro Bonds, 4.50%, 03/01/24	EUR	600,000	933,666
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 11/23/34	MXN	6,000,000	511,160
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec. Euro Notes, 4.75%, 06/14/19(b)	EUR	600,000	899,821
			2,922,939
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,263,388)			3,240,911

Municipal Obligations–6.68%

Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB, 5.00%, 07/01/29		$250,000	253,288
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB, 5.25%, 12/01/25		250,000	264,457
M-S-R Energy Authority; Series 2009 B, Gas RB, 6.50%, 11/01/39		250,000	326,330
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB, 5.25%, 10/01/35		250,000	289,825

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

	Principal Amount	Value

Municipal Obligations–(continued)

Salt Verde Financial Corp.; Series 2007, Sr. Gas RB, 5.00%, 12/01/37	$250,000	$273,655
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB, 6.25%, 12/15/26	250,000	303,640
Total Municipal Obligations (Cost $1,709,080)		1,711,195

U.S. Treasury Securities–4.00%

U.S. Treasury Bills–0.31%

0.04%, 11/13/14(g)(h)(i)	80,000	79,993

U.S. Treasury Notes–3.69%

1.63%, 06/30/19	950,000	944,470
Total U.S. Treasury Securities (Cost $1,027,475)		1,024,463

U.S. Government Sponsored Agency Mortgage-Backed Securities–2.38%

Collateralized Mortgage Obligations–2.38%

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, Floating Rate Pass Through Ctfs., 2.36%, 02/25/24 (Cost $620,027)(d)	600,000	609,870

	Shares

Money Market Funds–2.11%

Liquid Assets Portfolio – Institutional Class (j)	270,057	270,057
Premier Portfolio – Institutional Class (j)	270,057	270,057
Total Money Market Funds (Cost $540,114)		540,114
Swaptions Purchased-0.04% (Cost $9,620)(k)		9,667
TOTAL INVESTMENTS–99.00% (Cost $25,327,000)		25,349,224
OTHER ASSETS LESS LIABILITIES–1.00%		255,526
NET ASSETS–100.00%		$25,604,750

Investment Abbreviations:

BRL	—Brazilian Real
COP	—Colombian Peso
Ctfs.	—Certificates
EUR	—Euro
Gtd.	—Guaranteed
Jr.	—Junior
MXN	—Mexican Peso
RB	—Revenue Bonds
REGS	—Regulation S
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2014 was $7,250,712, which represented 28.32% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2014.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of July 31, 2014 represented 15.02% of the Fund’s Net Assets. See Note 4.
(f)	Foreign denominated security. Principal amount is denominated in currency indicated.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(i)	All or a portion of the value was designated as collateral for open swap agreements. See Note 1H and Note 3.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
(k)	The table below details swaptions purchased.

Open Over-The-Counter Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value*	Value
5 Years Interest Rate Swap	Put	Deutsche Bank	2.3%	Pay	3 Month USD BBA LIBOR	10/30/14	$ 3,700,000	$9,667
Total Swaptions Purchased (Cost $9,620) — Interest Rate Risk								$9,667
*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the Multiplier.

Abbreviations:

BBA	—	British Banker’s Association	LIBOR	—	London Interbank Offered Rate	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Strategic Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Strategic Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open

Invesco Strategic Income Fund

H.	Swap Agreements – (continued)

derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its

Invesco Strategic Income Fund

H.	Swap Agreements – (continued)

obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,384,824	$—	$—	$4,384,824
U.S. Treasury Securities	—	1,024,463	—	1,024,463
U.S. Government Sponsored Agency Securities	—	609,870	—	609,870
Corporate Debt Securities	—	9,007,181	—	9,007,181
Asset-Backed Securities	—	5,147,113	—	5,147,113
Municipal Obligations	—	1,711,195	—	1,711,195
Foreign Debt Securities	—	317,972	—	317,972
Foreign Sovereign Debt Securities	—	3,136,939	—	3,136,939
Swaptions Purchased	—	9,667	—	9,667
	4,384,824	20,964,400	—	25,349,224
Forward Foreign Currency Contracts*	—	46,781	—	46,781
Futures*	(4,181)	—	—	(4,181)
Swap Agreements*	—	14,113	—	14,113
Total Investments	$4,380,643	$21,025,294	$—	$25,405,937

* Unrealized appreciation (depreciation).

Invesco Strategic Income Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$14,113	$ —
Currency risk:
Forward foreign currency contracts (a)	84,105	(37,324)
Interest rate risk:
Futures contracts (a)	21	(4,202)
Swaptions purchased (b)	9,667	—
Total	$107,906	$(41,526)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, forward foreign currency contracts and futures contracts.

(b)	Swaptions purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the period May 2, 2014 (commencement date) July 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations(a)
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$ —	$ —	$(5,398)
Currency risk	—	17,280	—
Interest rate risk	(5,142)	—	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	14,113
Currency risk	—	46,781	—
Interest rate risk	(4,181)	—	—
Total	$(9,323)	$64,061	$ 8,715
(a)	Swaptions purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, swap agreements and swaptions purchased outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements	Swaptions Purchased
Average notional value	$1,628,203	$5,022,778	$2,533,333	$3,900,000

Invesco Strategic Income Fund

Open Forward Foreign Currency Contracts at Period-End
							Unrealized Appreciation (Depreciation)
Settlement Date		Contract to				Notional
	Counterparty	Deliver		Receive		Value
08/08/14	Citigroup Global Markets Inc.	USD	197,716	JPY	20,000,000	$194,445	$(3,271)
08/08/14	Deutsche Banc	JPY	77,109,750	USD	750,000	749,683	317
08/21/14	Citigroup Global Markets Inc.	MXN	1,250,000	USD	95,920	94,396	1,524
08/21/14	Deutsche Banc	AUD	400,000	USD	372,864	371,150	1,714
08/21/14	Deutsche Banc	USD	198,802	MXN	2,581,370	194,937	(3,865)
09/12/14	Deutsche Banc	CHF	353,488	USD	400,000	389,060	10,940
09/12/14	Deutsche Banc	NOK	2,374,472	USD	393,307	377,102	16,205
09/12/14	Deutsche Banc	USD	400,000	NOK	2,374,472	377,102	(22,898)
10/07/14	Citigroup Global Markets Inc.	EUR	1,753,324	USD	2,394,252	2,348,159	46,093
10/07/14	Citigroup Global Markets Inc.	NZD	230,000	USD	199,622	194,048	5,574
10/07/14	Citigroup Global Markets Inc.	USD	201,338	NZD	230,000	194,048	(7,290)
10/07/14	Deutsche Banc	EUR	175,000	USD	236,108	234,370	1,738
Total forward foreign currency contracts – Currency Risk							$46,781

Currency Abbreviations:
AUD — Australian Dollar	JPY — Japanese Yen	NZD — New Zealand Dollar
CHF — Swiss Franc	MXN — Mexican New Peso	USD — U.S. Dollar
EUR — Euro	NOK — Norwegian Krone

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	12	September-2014	$ (1,426,031)	$ 21
U.S. Treasury 10 Year Notes	Short	6	September-2014	(747,656)	(2,575)
U.S. Treasury Ultra Bonds	Short	1	September-2014	(150,844)	(1,627)
Total Futures Contracts – Interest Rate Risk					$(4,181)

Invesco Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements at Period-End
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	CDX North America Investment Grade – Series 22	Buy	(1.00)%	06/20/2019	0.64%	$(3,800,000)	$(77,698)	$14,113
Total Credit Default Swap Agreements – Credit Risk							$(77,698)	$14,113

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of July 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the period May 2, 2014 (commencement date) to July 31, 2014.

	Value 05/02/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/14	Dividend Income
Invesco Floating Rate Fund	$-	$ 5,051,381	$ (1,198,500)	$ (9,626)	$ 1,455	$ 3,844,710	$ 51,381

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period May 2, 2014 (commencement date) to July 31, 2014 was $27,620,587 and $3,920,497, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $947,484 and $0, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$150,417
Aggregate unrealized (depreciation) of investment securities	(128,193)
Net unrealized appreciation of investment securities	$22,224
Cost of investments is the same for tax and financial reporting purposes.

Invesco Strategic Income Fund

Item 2. Controls and Procedures.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.